                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4386

                            Van Kampen Tax Free Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/05

Item 1. Reports to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Insured Tax Free Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/05

                               A SHARES                B SHARES                C SHARES
                            since 12/14/84          since 5/03/93           since 8/13/93
---------------------------------------------------------------------------------------------
                                       W/MAX                   W/MAX                   W/MAX
                                       4.75%                   4.00%                   1.00%
AVERAGE ANNUAL           W/O SALES     SALES     W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            7.74%       7.48%       4.80%       4.80%       4.41%       4.41%

10-year                    5.60        5.09        5.04        5.04        4.79        4.79

5-year                     6.20        5.17        5.37        5.13        5.39        5.39

1-year                     2.47       -2.42        1.62       -2.28        1.62        0.65

6-month                    0.84       -3.94        0.46       -3.46        0.46       -0.52
---------------------------------------------------------------------------------------------

SEC Yield                       3.05%                   2.45%                   2.45%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares seven years after purchase. The since inception returns for Class C shares reflect their conversion into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding nonincome items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 6-MONTH PERIOD ENDED MARCH 31, 2005

Van Kampen Insured Tax Free Income Fund is managed by the Adviser's Municipal Fixed Income team.(1) Members of the team include James F. Willison, Managing Director of the Adviser; Joseph R. Arcieri, Executive Director of the Adviser; and Joseph A. Piraro, Vice President of the Adviser.

MARKET CONDITIONS

The six-month period ended March 31, 2005, was characterized by continued short-term interest rate increases, and the specter of rising inflation resulting from record-high crude oil prices. The Federal Open Market Committee (the "Fed") raised the federal funds target rate 100 basis points during the period through a series of four, "measured" 0.25 percent tightenings to 2.75 percent by the end of March. Although rates in the short and intermediate areas of the yield curve shifted upward as the Fed tightened, long-term interest rates fell as buyers did not seem deterred by the prospect of rising inflation. As a result, the yield curve (the difference between short and longer-term yields) flattened and the long end of the municipal market handily outperformed the shorter end.

The municipal market in total posted positive returns during the period, though it was not uniformly strong. In contrast to the strong showing by longer-term bonds, shorter-term municipals were hampered by the Fed's tightening and turned in a slightly negative showing. Within the investment-grade segment of the market, yield differentials between BBB-rated municipals and AAA-rated securities were flat to slightly wider, though BBB-rated securities still outperformed high grades due to their higher coupons, while securities rated below investment grade strongly outperformed as investors sought out their higher yields.

The Fed's interest rate hikes did not dampen investors' appetites for municipal bonds, as net inflows into municipal bond funds topped $700 million during the period. The supply of new issues was modest during the closing months of 2004 (the first half of the period) before soaring in the opening months of 2005 as long-term issuers rushed to bring securities to market in anticipation of additional interest rate increases in the near term.

(1)Team members may change at any time without notice.
 2

PERFORMANCE ANALYSIS

The fund returned 0.84 percent for the six months ended March 31, 2005 (Class A shares, unadjusted for sales charge). In comparison, the fund's benchmark index, the Lehman Brothers Municipal Bond Index, returned 1.21 percent for the period.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2005

--------------------------------------------------------------
                                      LEHMAN BROTHERS
      CLASS A   CLASS B   CLASS C   MUNICIPAL BOND INDEX

       0.84%     0.46%     0.46%           1.21%
--------------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

One of our primary strategies in managing the fund was to take advantage of compelling opportunities in the 25- to 30-year segment of the market. We focused here on purchasing securities with premium (that is, above-market) coupons and moderate interest rate sensitivity. Our purchases of these securities were funded by the proceeds of sales of several shorter-maturity positions, many of which had been refunded during the period. This was part of our ongoing strategy of positioning the fund for an environment of rising short-term interest rates by limiting the fund's exposure to that segment of the market.

In terms of purchases, we continued to favor the essential services segments of the market, such as education and transportation. In turn, we avoided the housing sector out of concerns about those bonds' structural characteristics. We also avoided zero coupon bonds. The fund remained well diversified geographically, with no one state or region dominating the portfolio. Many of our purchases were from states with either high taxes, and thus strong ongoing demand for the bonds, or a lack of dual tax-exempt status, such as Illinois. Because the fund focuses on bonds that offer the credit enhancement of insurance, the entire portfolio was rated AAA at the close of the period.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 3/31/05
Illinois                                                         15.0%
Texas                                                            12.9
California                                                       10.3
Washington                                                        8.8
Florida                                                           6.8
Colorado                                                          4.4
Pennsylvania                                                      4.2
Indiana                                                           3.3
Louisiana                                                         2.8
Oklahoma                                                          2.8
Georgia                                                           2.6
Alabama                                                           2.4
New Jersey                                                        2.2
Michigan                                                          2.1
Arizona                                                           2.0
North Carolina                                                    1.7
Nevada                                                            1.6
New York                                                          1.5
South Dakota                                                      1.3
District of Columbia                                              1.1
Wisconsin                                                         1.1
North Dakota                                                      0.9
South Carolina                                                    0.8
Arkansas                                                          0.8
Ohio                                                              0.5
Missouri                                                          0.5
Massachusetts                                                     0.5
Oregon                                                            0.4
Alaska                                                            0.4
West Virginia                                                     0.4
Utah                                                              0.3
Puerto Rico                                                       0.3
New Hampshire                                                     0.2
Iowa                                                              0.2
Nebraska                                                          0.2
Mississippi                                                       0.1
Virginia                                                          0.1
                                                                -----
Total Long-Term Investments                                      97.5%
Short-Term Investments                                            4.4
                                                                -----
Total Investments                                               101.9
Liabilities in Excess of Other Assets                            -1.9
                                                                -----
Net Assets                                                      100.0%

CREDIT QUALITY AS OF MARCH 31, 2005
AAA/Aaa                                                          98.7%
Not Rated                                                         1.3

Based upon the highest quality ratings as issued by Standard & Poor's or Moody's.

TOP FIVE SECTORS AS OF MARCH 31, 2005
Public Education                                                 17.0%
Public Building                                                  11.3
Wholesale Electric                                               11.1
Airport                                                          10.9
General Purpose                                                   9.8

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Sectors are as a percentage of long-term investments. Summary of investments by state classification are as a percentage of net assets. Credit quality is based on long-term investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/04 - 3/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/04          3/31/05       10/1/04-3/31/05
Class A
  Actual.....................................    $1,000.00        $1,008.44           $4.41
  Hypothetical...............................     1,000.00         1,020.53            4.43
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,004.56            8.15
  Hypothetical...............................     1,000.00         1,016.83            8.20
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,004.56            8.15
  Hypothetical...............................     1,000.00         1,016.83            8.20
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.88%, 1.63%, and 1.63% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS  97.5%
           ALABAMA  2.4%
$ 1,385    Alabama St Brd Ed Rev Calhoun Cmnty College
           (AMBAC Insd)..................................   5.000%   05/01/21   $    1,460,704
  1,000    Alabama St Brd Ed Rev Calhoun Cmnty College
           (AMBAC Insd)..................................   5.000    05/01/22        1,051,310
  2,255    Alabama St Brd Ed Rev George C Wallace Cmnty
           College (AMBAC Insd) (a)......................   5.250    07/01/23        2,414,609
  1,760    Alabama St Brd Ed Rev Shelton St Cmnty College
           Rfdg (AMBAC Insd).............................   5.500    10/01/10        1,943,656
  1,250    Alabama Wtr Pollution Ctl Auth (AMBAC Insd)...   5.500    08/15/13        1,368,075
  2,530    Bessemer, AL Wt (XLCA Insd) (a)...............   5.000    02/01/29        2,607,797
  2,145    Birmingham, AL Wtrwks & Swr Brd Ser A
           (FGIC Insd) (a)...............................   5.000    01/01/21        2,249,397
  4,255    Hoover, AL Wt (XLCA Insd) (a).................   5.000    03/01/14        4,590,549
  3,120    Huntsville, AL Hlthcare Auth Ser A (MBIA
           Insd).........................................   5.400    06/01/22        3,360,396
  2,500    Huntsville, AL Hlthcare Auth Ser A (MBIA
           Insd).........................................   5.500    06/01/27        2,704,675
  1,740    Mobile Cnty, AL Impt Wt & Rfdg (FSA Insd).....   5.250    08/01/18        1,884,664
  2,260    Mobile Cnty, AL Impt Wt & Rfdg (FSA Insd).....   5.250    08/01/19        2,440,642
                                                                                --------------
                                                                                    28,076,474
                                                                                --------------
           ALASKA  0.4%
  2,000    Alaska St Hsg Fin Corp Gen Hsg Ser A
           (FGIC Insd)...................................   5.000    12/01/30        2,053,100
  1,000    Alaska St Hsg Fin Corp Gen Hsg Ser A
           (FGIC Insd)...................................   5.250    12/01/41        1,043,450
  1,425    Anchorage, AK Wtr Rev Rfdg (AMBAC Insd).......   6.000    09/01/19        1,584,571
                                                                                --------------
                                                                                     4,681,121
                                                                                --------------
           ARIZONA  2.0%
  1,940    Arizona St Univ Ctf Part Resh Infrastructure
           Proj (AMBAC Insd).............................   5.250    09/01/23        2,072,890
  1,225    Arizona St Univ Ctf Part Resh Infrastructure
           Proj (AMBAC Insd).............................   5.250    09/01/24        1,305,005
  2,900    Arizona Tourism & Sports Auth Multi Purp Stad
           Fac Ser A (MBIA Insd).........................   5.375    07/01/22        3,147,950
  7,500    Phoenix, AZ Civic Impt Corp Trans Excise Tax
           Rev Light Rail Proj (AMBAC Insd)..............   5.000    07/01/20        7,923,075
  4,000    Phoenix, AZ Civic Impt Corp Waste Wtr Sys Rev
           Jr Lien (MBIA Insd)...........................   5.000    07/01/27        4,157,360
    755    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease
           Oblig Irvington Proj Tucson Elec Pwr Co Ser A
           Rfdg (FSA Insd)...............................   7.250    07/15/10          789,579
  1,875    Scottsdale, AZ Indl Dev Hosp Scottsdale Mem
           Hosp Ser A Rfdg (AMBAC Insd)..................   6.000    09/01/12        2,027,212
  1,750    Scottsdale, AZ Indl Dev Hosp Scottsdale Mem
           Hosp Ser A Rfdg (AMBAC Insd)..................   6.125    09/01/17        1,895,442
                                                                                --------------
                                                                                    23,318,513
                                                                                --------------

See Notes to Financial Statements                                              9

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           ARKANSAS  0.8%
$ 2,500    Arkansas St Dev Fin Auth Rev St Agy Fac
           Donaghey Plaza Proj (FSA Insd)................   5.000%   06/01/29   $    2,573,000
  6,265    Little Rock, AR Sch Dist Ser B Rfdg (FSA
           Insd).........................................   5.500    02/01/25        6,705,179
                                                                                --------------
                                                                                     9,278,179
                                                                                --------------
           CALIFORNIA  10.3%
  4,000    Bay Area Govt Assn CA Rev Tax Alloc CA Redev
           Pool Ser A (XLCA Insd)........................   5.250    09/01/35        4,204,520
  1,800    California Ed Fac Auth Rev Occidental College
           Ser A (MBIA Insd) (b).........................   5.000    10/01/33        1,869,318
  3,500    California Ed Fac Auth Rev Occidental College
           Ser A (MBIA Insd) (b).........................   5.000    10/01/36        3,620,575
 10,000    California St Dept Wtr Res Pwr Ser A
           (AMBAC Insd) (c)..............................   5.500    05/01/16       11,064,900
  5,000    California St Dept Wtr Res Pwr Ser A
           (XLCA Insd)...................................   5.375    05/01/17        5,431,600
  3,000    California St Pub Wks Brd UCLA Replacement
           Hosp Ser A (FSA Insd).........................   5.375    10/01/20        3,215,820
  3,000    California St Pub Wks Brd UCLA Replacement
           Hosp Ser A (FSA Insd).........................   5.000    10/01/22        3,111,030
  5,000    California Stwide Cmnty Depooled Fin Pg Ser
           2004A (FSA Insd)..............................   5.250    10/01/24        5,317,100
  3,000    California Stwide Cmnty Pooled Fin Pg Ser
           2004A (FSA Insd)..............................   5.000    10/01/29        3,097,350
  4,000    California Stwide Cmnty Pooled Fin Pg Ser
           2004A (FSA Insd)..............................   5.250    10/01/34        4,202,760
  2,980    California Stwide Cmnty Pooled Fin Pg Ser
           2004C (FSA Insd) (a)..........................   5.000    10/01/29        3,069,758
  4,020    Chaffey, CA Un High Sch Dist Rfdg
           (FGIC Insd) (a)...............................   5.000    08/01/19        4,285,400
    425    Earlimart, CA Elem Sch Dist Ser 1
           (AMBAC Insd)..................................   6.700    08/01/21          541,165
  3,105    El Dorado, CA Irr Dist Ctf Ser A (FGIC
           Insd).........................................   5.000    03/01/21        3,233,547
    265    Golden West Sch Fin Auth CA Rev Ser A Rfdg
           (MBIA Insd) (a)...............................   5.750    08/01/19          309,035
    690    Jurupa, CA Univ Sch Dist Election 2001
           (FGIC Insd)...................................   5.000    08/01/26          715,896
  1,190    Lancaster, CA Redev Agy Tax Alloc Comb Fire
           Prot Fac Proj Rfdg (XLCA Insd) (a)............   5.250    12/01/18        1,280,035
  1,245    Lancaster, CA Redev Agy Tax Alloc Proj Areas
           Sheriffs Fac (XLCA Insd) (a)..................   5.250    12/01/17        1,344,314
  1,375    Lancaster, CA Redev Agy Tax Alloc Proj Areas
           Sheriffs Fac (XLCA Insd) (a)..................   5.250    12/01/19        1,473,409
  3,000    Long Beach, CA Bd Fin Auth Rev Redev Hsg Gas
           Util Ser A1 (AMBAC Insd)......................   5.000    08/01/40        3,053,880
  4,000    Los Angeles Cnty, CA Pub Wk Master Proj Ser A
           Rfdg (MBIA Insd)..............................   5.000    12/01/26        4,159,120

 10                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$ 2,000    Los Angeles, CA Cmnty College Election 2001
           Ser A Rfdg (FSA Insd).........................   5.000%   08/01/25   $    2,092,740
 10,000    Los Angeles, CA Cmnty College Election 2001
           Ser A Rfdg (FSA Insd).........................   5.000    06/01/26       10,446,800
  2,165    North Monterey Cnty, CA Uni Sch Dist Election
           2002 Ser B (FGIC Insd)........................   4.750    08/01/29        2,186,910
  2,070    Pacifica, CA Wastewtr Rev Rfdg
           (AMBAC Insd) (a)..............................   5.250    10/01/23        2,206,247
  5,000    Palm Springs, CA Fin Lease Rev Convention Ctr
           Proj Ser A (MBIA Insd)........................   5.500    11/01/29        5,497,350
  2,475    Poway, CA Ctf Part City Office Bldg Proj
           (AMBAC Insd)..................................   5.000    01/01/23        2,562,417
  2,250    Riverside, CA Ctf Part (AMBAC Insd) (a).......   5.000    09/01/23        2,335,207
  3,770    San Diego Cnty, CA Ctf Part Edgemont Proj &
           Regl Sys Rfdg (AMBAC Insd) (a)................   5.000    02/01/21        3,956,426
  9,085    San Jose, CA Arpt Rev Ser A Rfdg (FSA Insd)...   5.375    03/01/18        9,862,585
  3,000    San Marcos, CA Pub Fac Auth Rev Sr Tax
           Increment Proj Area 3-A (AMBAC Insd)..........   5.000    10/01/34        3,078,750
  2,785    Santa Monica, CA Cmnty College Ser A Rfdg
           (AMBAC Insd)..................................   5.000    02/01/27        2,872,087
  2,000    South Tahoe CA Jt Pwr Fin Redev Proj Area No 1
           Ser A Rfdg (AMBAC Insd) (b)...................   5.000    10/01/35        2,010,980
  1,950    Vallejo City, CA Uni Sch Ser A Rfdg (MBIA
           Insd).........................................   5.900    08/01/25        2,292,361
  2,000    William S Hart CA Jt Sch Fin Auth Spl Tax Rev
           Cmnty Fac Rfdg (Prerefunded @ 9/01/05) (FSA
           Insd).........................................   6.500    09/01/14        2,072,620
                                                                                --------------
                                                                                   122,074,012
                                                                                --------------
           COLORADO  4.4%
  3,745    Colorado Ed & Cultural Fac Charter Sch Aurora
           Academy (XLCA Insd) (a).......................   5.250    02/15/34        3,927,456
 11,850    Denver, CO City & Cnty Arpt Rev Ser A (MBIA
           Insd).........................................   5.700    11/15/25       12,268,542
  3,605    Denver, CO City & Cnty Arpt Rev Ser B (XLCA
           Insd).........................................   5.750    11/15/16        4,006,885
  4,310    Denver, CO City & Cnty Arpt Rev Ser B (XLCA
           Insd).........................................   5.750    11/15/17        4,774,058
  4,305    Denver, CO City & Cnty Arpt Rev Ser B (XLCA
           Insd).........................................   5.750    11/15/18        4,758,704
  5,145    Denver, CO City & Cnty Arpt Rev Ser B (XLCA
           Insd).........................................   5.750    11/15/20        5,675,501
  3,165    Denver, CO Convention Ctr Sr Ser A
           (XLCA Insd)...................................   5.000    12/01/17        3,331,890
  2,000    Fremont Cnty, CO Ctf Part & Impt Ser A Rfdg
           (MBIA Insd)...................................   5.250    12/15/26        2,118,000
  4,300    Mesa Cnty, CO Vly Sch Dist No 51 Grand Jct
           Ser A (MBIA Insd).............................   5.000    12/01/20        4,554,990

See Notes to Financial Statements                                             11

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           COLORADO (CONTINUED)
$ 1,175    Thornton, CO Ctf Part (AMBAC Insd)............   5.375%   12/01/19   $    1,273,277
  3,080    Thornton, CO Ctf Part (AMBAC Insd) (a)........   5.375    12/01/21        3,326,030
  1,650    Thornton, CO Ctf Part (AMBAC Insd)............   5.375    12/01/22        1,778,667
                                                                                --------------
                                                                                    51,794,000
                                                                                --------------
           DISTRICT OF COLUMBIA  1.1%
  1,000    District of Columbia Ctf Part Dist Pub Safety
           & Emergency (AMBAC Insd)......................   5.500    01/01/19        1,082,500
  2,000    District of Columbia Ctf Part Dist Pub Safety
           & Emergency (AMBAC Insd)......................   5.500    01/01/20        2,161,980
 10,000    Metropolitan WA DC Arpt Auth Ser A (AMT)
           (MBIA Insd) (b)...............................   5.000    10/01/35       10,048,400
                                                                                --------------
                                                                                    13,292,880
                                                                                --------------
           FLORIDA  6.8%
  1,000    Brevard Cnty, FL Sch Brd Ctf Part Ser A (AMBAC
           Insd).........................................   5.400    07/01/12        1,107,510
    500    Dade Cnty, FL Aviation Rev Ser B (MBIA
           Insd).........................................   5.600    10/01/26          525,990
  1,000    Dade Cnty, FL Ed Fac Auth Rev Exchanged From
           Univ of Miami Ser B (MBIA Insd)...............   5.750    04/01/20        1,047,430
    750    Dade Cnty, FL Wtr & Swr Sys Rev (FGIC Insd)...   5.375    10/01/16          803,655
  1,250    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
           Insd).........................................   5.950    07/01/20        1,273,500
  1,000    Escambia Cnty, FL Util Auth Util Sys Rev (FGIC
           Insd).........................................   5.250    01/01/24        1,060,010
  1,000    Florida Intergovnmtl Fin Ser C1 (AMBAC
           Insd).........................................   5.125    02/01/31        1,027,820
    575    Florida Muni Ln Council Rev Ser B
           (MBIA Insd)...................................   5.750    11/01/14          641,688
  1,185    Florida St Brd Ed Cap Outlay Pub Ed Ser C
           (FGIC Insd)...................................   5.000    06/01/23        1,228,229
  2,000    Florida St Brd Ed Cap Outlay Pub Ed Ser C
           (Prerefunded @ 6/01/10) (FGIC Insd)...........   5.750    06/01/29        2,243,540
  1,250    Florida St Brd Ed Lottery Rev Ser A (FGIC
           Insd).........................................   6.000    07/01/12        1,406,150
  1,000    Florida St Brd Ed Lottery Rev Ser A (FGIC
           Insd).........................................   6.000    07/01/14        1,124,920
  2,750    Florida St Brd Ed Lottery Rev Ser B (FGIC
           Insd).........................................   5.250    07/01/13        2,934,607
    750    Florida St Brd Regt Hsg Rev (MBIA Insd).......   5.750    07/01/14          834,015
  1,365    Florida St Correctional Privatization Commn
           Ctf Part (MBIA Insd)..........................   5.375    08/01/14        1,494,156
  1,750    Florida St Div Bd Fin Dept Gen Svc Rev Dept
           Environmental Prot Presvtn 2000 Ser A (AMBAC
           Insd).........................................   5.000    07/01/12        1,835,820
  1,500    Florida St Div Bd Fin Dept Gen Svc Rev Dept
           Environmental Prot Presvtn 2000 Ser B
           (FSA Insd)....................................   5.250    07/01/11        1,600,695
  1,340    Gulf Breeze, FL Rev Loc Govt (FGIC Insd)
           (d)...........................................   5.150    12/01/20        1,434,577
    500    Gulf Breeze, FL Rev Loc Govt (Variable Rate
           Coupon) (FGIC Insd)...........................   5.650    12/01/20          530,475
  1,000    Indian River Cnty, FL Hosp Rev Rfdg (FSA
           Insd).........................................   6.100    10/01/18        1,063,120

 12                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$ 1,750    Jea, FL Wtr & Swr Sys Rev Ser A (MBIA Insd)...   5.375%   10/01/30   $    1,810,970
  1,000    Key West, FL Util Brd Elec Rev Cap Apprec Ser
           D (Escrowed to Maturity) (AMBAC Insd).........    *       10/01/13          681,590
  1,000    Miami-Dade Cnty, FL Hlth Fac Miami Childrens
           Hosp Ser A Rfdg (AMBAC Insd)..................   5.125    08/15/26        1,035,930
  1,000    Orange Cnty, FL Sch Brd Ctf Ser A
           (AMBAC Insd)..................................   5.250    08/01/14        1,091,660
  4,000    Orange Cnty, FL Sch Brd Ctf Ser B
           (AMBAC Insd)..................................   5.000    08/01/25        4,148,520
  1,000    Orlando, FL Cmnty Redev Agy Tax Rep Drive
           Universal Blvd Rfdg (AMBAC Insd)..............   5.125    04/01/20        1,059,890
  4,180    Palm Beach Cnty, FL Sch Brd Ctf Ser A
           (AMBAC Insd) (a)..............................   5.000    08/01/18        4,412,826
    800    Palm Beach Cnty, FL Sch Brd Ctf Ser A (AMBAC
           Insd).........................................   5.125    08/01/26          831,144
  1,000    Palm Beach Cnty, FL Sch Brd Ctf Ser A
           (Prerefunded @ 6/01/11) (AMBAC Insd)..........   5.500    08/01/16        1,114,190
  2,000    Palm Beach Cnty, FL Sch Brd Ctf Ser A Rfdg
           (FSA Insd)....................................   5.000    08/01/21        2,108,020
  1,500    Palm Beach Cnty, FL Sch Brd Ctf Ser A Rfdg
           (FSA Insd)....................................   5.000    08/01/22        1,575,900
  4,000    Palm Beach Cnty, FL Sch Brd Ctf Ser C
           (FSA Insd)....................................   5.000    08/01/21        4,153,880
  4,000    Palm Beach Cnty, FL Sch Brd Ctf Ser C
           (FSA Insd)....................................   5.000    08/01/22        4,143,720
    750    Polk Cnty, FL Sch Brd Ctf Part Master Lease
           Ser A (FSA Insd)..............................   5.500    01/01/16          818,332
  1,000    Port Saint Lucie, FL Spl Assmt Rev Util Svc
           Area No 3 & 4A (MBIA Insd)....................   5.000    10/01/18        1,052,050
  1,000    Reedy Creek, FL Impt Dist FL Ser 2 Rfdg (MBIA
           Insd).........................................   5.500    10/01/13        1,093,130
    535    Saint Johns Cnty, FL Indl Dev Auth
           Professional Golf Proj Rfdg (MBIA Insd).......   5.250    09/01/12          586,130
  1,000    Saint Lucie Cnty, FL Sch Brd Ctf Ser A
           (FSA Insd)....................................   5.000    07/01/21        1,038,090
  3,245    Santa Rosa Bay Brdg Auth FL Rev Cap Apprec
           (MBIA Insd) (a)...............................    *       07/01/18        1,752,300
  4,000    Sunrise, FL Util Sys Rev Rfdg (AMBAC Insd)....   5.200    10/01/22        4,362,800
 10,000    Tallahassee, FL Hlth Fac Rev Tallahassee Mem
           Regl Med Ser A Rfdg (MBIA Insd) (c)...........   6.625    12/01/13       10,232,800
  1,000    Village Ctr Cmnty Dev Dist FL Ser A
           (MBIA Insd)...................................   5.200    11/01/25        1,051,860
  3,735    Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry
           Riddle Ser B Rfdg (AMBAC Insd)................   5.250    10/15/19        4,014,864

See Notes to Financial Statements                                             13

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$ 1,000    Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry
           Riddle Ser B Rfdg (AMBAC Insd)................   5.250%   10/15/22   $    1,069,030
    500    Volusia Cnty, FL Hlth Fac Auth Rev Hosp Fac
           Mem Hlth Impt & Rfdg (AMBAC Insd).............   5.750    11/15/13          511,275
                                                                                --------------
                                                                                    80,968,808
                                                                                --------------
           GEORGIA  2.6%
  1,460    Athens, GA Hsg Auth Student East Campus Hsg
           Rfdg (AMBAC Insd).............................   5.250    12/01/18        1,574,800
 14,690    Georgia Muni Elec Auth Pwr Rev Ser Y (AMBAC
           Insd).........................................   6.400    01/01/13       16,882,336
  9,590    Georgia Muni Elec Auth Pwr Rev Ser Y
           (MBIA Insd)...................................   6.500    01/01/17       11,400,112
    860    Georgia Muni Elec Auth Pwr Rev Ser Y (Escrowed
           to Maturity) (AMBAC Insd).....................   6.400    01/01/13          990,066
    410    Georgia Muni Elec Auth Pwr Rev Ser Y (Escrowed
           to Maturity) (MBIA Insd)......................   6.500    01/01/17          488,888
                                                                                --------------
                                                                                    31,336,202
                                                                                --------------
           ILLINOIS  15.0%
  4,230    Berwyn, IL Rfdg (AMBAC Insd)..................   5.000    12/01/13        4,563,366
  1,715    Bolingbrook, IL Cap Apprec Ser C Rfdg (MBIA
           Insd).........................................    *       01/01/19          879,058
  2,595    Bolingbrook, IL Cap Apprec Ser C Rfdg
           (MBIA Insd) (a)...............................    *       01/01/20        1,257,926
  5,775    Chicago, IL Brd Ed Cap Apprec Sch Reform B 1
           (FGIC Insd)...................................    *       12/01/15        3,558,959
  2,845    Chicago, IL Brd Ed Cap Apprec Sch Reform B 1
           (FGIC Insd)...................................    *       12/01/19        1,396,724
  1,500    Chicago, IL Brd Ed Cap Apprec Sch Reform Ser A
           (FGIC Insd)...................................    *       12/01/19          736,410
  1,020    Chicago, IL Brd Ed Cap Apprec Sch Reform Ser A
           (FGIC Insd)...................................    *       12/01/25          351,074
  8,000    Chicago, IL Brd Ed Cap Apprec Sch Reform Ser A
           (FGIC Insd)...................................    *       12/01/29        2,203,600
  3,250    Chicago, IL Brd Ed Cap Apprec Sch Reform Ser A
           (FGIC Insd)...................................    *       12/01/30          849,615
  2,000    Chicago, IL Lakefront Millenium Pkg Fac
           (MBIA Insd) (e)...............................  0/5.700   01/01/25        2,024,900
  2,000    Chicago, IL Lakefront Millenium Pkg Fac
           (MBIA Insd) (e)...............................  0/5.750   01/01/29        2,016,960
  5,925    Chicago, IL Midway Arpt Rev Second Lien Ser B
           Rfdg (AMBAC Insd) (a).........................   5.000    01/01/21        6,172,961
  6,220    Chicago, IL Midway Arpt Rev Second Lien Ser B
           Rfdg (AMBAC Insd) (a).........................   5.000    01/01/22        6,460,341
  1,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
           Third Lien Ser A Rfdg (MBIA Insd).............   5.000    01/01/29        1,025,140

 14                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           ILLINOIS (CONTINUED)
$ 2,840    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
           Third Lien Ser E Rfdg (CIFG Insd) (a).........   5.250%   01/01/21   $    3,010,372
  2,975    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
           Third Lien Ser E Rfdg (CIFG Insd) (a).........   5.250    01/01/22        3,144,634
  3,120    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
           Third Lien Ser E Rfdg (CIFG Insd).............   5.250    01/01/23        3,293,254
  3,280    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
           Third Lien Ser E Rfdg (CIFG Insd) (a).........   5.250    01/01/24        3,452,430
  5,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
           Third Lien Ser E Rfdg (CIFG Insd).............   5.000    01/01/34        5,090,050
  8,750    Chicago, IL O'Hare Intl Arpt Rev Rols RR II
           239-2 (Inverse Fltg) (Acquired 08/18/03, Cost
           $9,383,563) (AMT) (FSA Insd) (f)..............   9.070    01/01/20       10,415,825
 10,000    Chicago, IL O'Hare Intl Arpt Rev Rols RR II
           239-3 (Inverse Fltg) (Acquired 08/18/03, Cost
           $10,642,295) (AMT) (FSA Insd) (a) (f).........   9.070    01/01/21       11,858,300
  2,500    Chicago, IL Pk Dist Ser C (FGIC Insd).........   5.500    01/01/19        2,730,675
  2,000    Chicago, IL Proj Ser A Rfdg (FSA Insd)........   5.000    01/01/23        2,086,920
  2,495    Chicago, IL Proj Ser A Rfdg (FSA Insd)........   5.000    01/01/24        2,595,424
  4,185    Chicago, IL Proj Ser A Rfdg (FSA Insd) (a)....   5.000    01/01/26        4,330,010
 10,000    Chicago, IL Proj Ser A Rfdg (FGIC Insd).......   5.375    01/01/34       10,582,600
  5,000    Chicago, IL Proj Ser A Rfdg (MBIA Insd).......   5.500    01/01/38        5,388,750
  5,000    Chicago, IL Proj Ser A Rfdg (AMBAC Insd)......   5.625    01/01/39        5,486,850
  1,000    Cicero, IL Tax Increment Ser A (XLCA Insd)....   5.250    01/01/21        1,067,960
  2,055    Cook Cnty, IL Cmnty Cons Sch Dist No 015
           Palatine Cap Apprec (FSA Insd)................    *       12/01/10        1,654,994
  1,505    Cook Cnty, IL Sch Dist No 100 Berwyn South
           (FSA Insd) (a)................................   8.200    12/01/14        2,005,518
  1,775    Cook Cnty, IL Sch Dist No 100 Berwyn South
           (FSA Insd) (a)................................   8.100    12/01/16        2,396,960
  2,605    Cook Cnty, IL Sch Dist No 122 Cap Apprec
           (FGIC Insd) (a)...............................    *       12/01/17        1,426,706
  2,995    Cook Cnty, IL Sch Dist No 122 Cap Apprec
           (FGIC Insd) (a)...............................    *       12/01/18        1,551,710
  4,210    Cook Cnty, IL Sch Dist No 122 Cap Apprec (FGIC
           Insd) (a).....................................    *       12/01/19        2,063,910
  4,050    Cook Cnty, IL Sch Dist No 122 Cap Apprec (FGIC
           Insd).........................................    *       12/01/20        1,876,851
  3,000    Du Page Cnty, IL Cmnty High Sch (FSA Insd)....   5.600    01/01/22        3,316,950
  2,000    Du Page Cnty, IL Cmnty High Sch Rfdg
           (FSA Insd)....................................   5.000    12/01/17        2,128,380
  1,860    Grundy Kendall & Will Cntys (AMBAC Insd)......   5.500    05/01/20        2,013,450
  1,180    Grundy Kendall & Will Cntys (AMBAC Insd)......   5.500    05/01/21        1,277,350
  2,000    Illinois Dev Fin Auth Rev Sch Dist Pgm
           Rockford Sch 205 (FSA Insd)...................   6.650    02/01/11        2,316,540

See Notes to Financial Statements                                             15

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           ILLINOIS (CONTINUED)
$ 5,025    Illinois Dev Fin Auth Rev Sch Dist Pgm
           Rockford Sch 205 (FSA Insd)...................   6.650%   02/01/12   $    5,346,299
  4,800    Illinois Fin Auth Rev Swedish American Hosp
           (AMBAC Insd)..................................   5.000    11/15/31        4,910,160
  2,000    Illinois Med Dist (MBIA Insd).................   5.250    06/01/32        2,073,160
  3,500    Illinois Muni Elec Agy Pwr Supply Sys Rev Rfdg
           (FSA Insd)....................................   5.000    02/01/21        3,640,105
    555    Kane Cook & Du Page Cntys IL Ser A
           (FGIC Insd)...................................   7.000    12/15/11          662,082
  1,000    Lake Cnty, IL Cmnty Cons Sch Dist No 50
           Woodland (FGIC Insd)..........................   5.000    01/01/20        1,052,360
  1,200    Lake Cnty, IL Cmnty Cons Sch Dist No 50
           Woodland Cap Apprec Ser B (FGIC Insd).........    *       12/01/14          779,220
  6,790    Lake Cnty, IL Cmnty Unit Sch Dist No 60
           Waukegan Cap Apprec Ser A (FSA Insd)..........    *       12/01/17        3,718,747
  3,025    Lake Cnty, IL Cmnty Unit Sch Dist No 95 Lake
           Zurich Cap Apprec (FGIC Insd).................    *       12/01/15        1,860,345
  1,000    Madison & St Clair Cnty, IL Sch Dist No 10
           Collinsville Rfdg (FGIC Insd).................   5.000    02/01/21        1,048,640
  3,000    McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No
           158 Cap Apprec (FGIC Insd)....................    *       01/01/17        1,716,210
  4,000    McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No
           158 Cap Apprec (FGIC Insd)....................    *       01/01/18        2,165,840
  2,080    McHenry Cnty, IL Cmnty High Sch Dist No 154
           Cap Apprec (FGIC Insd)........................    *       01/01/16        1,261,000
  1,000    McHenry Cnty, IL Consv Dist Ser A (Prerefunded
           @ 2/01/11) (FGIC Insd)........................   5.500    02/01/16        1,106,760
  1,330    McHenry Cnty, IL Consv Dist Ser A (Prerefunded
           @ 2/01/11) (FGIC Insd)........................   5.500    02/01/17        1,471,991
  6,000    Metropolitan Pier & Expo Auth IL Dedicated St
           Tax Rev McCormick Pl Expn Ser A (MBIA Insd)...   5.250    06/15/42        6,274,920
  1,000    Southern IL Univ Rev Cap Apprec Hsg & Aux
           Ser A (MBIA Insd).............................    *       04/01/20          479,540
  5,000    University IL Univ Rev Aux Fac Sys Ser A (MBIA
           Insd).........................................   5.000    04/01/26        5,177,150
  1,495    Will Cnty, IL Sch Dist No 017 (AMBAC Insd)
           (a)...........................................   5.000    12/01/16        1,581,112
                                                                                --------------
                                                                                   178,386,048
                                                                                --------------
           INDIANA  3.3%
  1,000    Ball St Univ IN Rev Student Fee Ser L
           (FSA Insd)....................................   5.500    07/01/20        1,134,940
  2,000    Brownsburg, IN Sch Bldg First Mtg 1999 Ser A
           (FSA Insd)....................................   5.250    09/15/22        2,142,840
  1,785    Center Grove, IN 2000 Bldg First Mtg
           (AMBAC Insd) (a)..............................   5.500    07/15/17        1,955,842
  1,885    Center Grove, IN 2000 Bldg First Mtg
           (AMBAC Insd) (a)..............................   5.500    07/15/18        2,063,189

 16                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           INDIANA (CONTINUED)
$ 2,500    Evansville Vanderburgh, IN Pub Lease Corp
           First Mtg (MBIA Insd).........................   5.750%   07/15/18   $    2,742,125
  1,855    Hamilton Southeastern, IN Cons First Mtg
           (FSA Insd) (a)................................   5.500    07/15/16        2,034,712
  1,075    Hamilton Southeastern, IN Cons First Mtg
           (FSA Insd) (a)................................   5.500    01/15/19        1,175,620
  1,215    Indiana Bd Bk Spl Pgm Ser A (Escrowed to
           Maturity) (AMBAC Insd)........................   9.750    08/01/09        1,396,594
  2,335    Lake Cnty, IN Bldg Corp First Mtg
           (MBIA Insd) (a)...............................   5.750    08/01/11        2,578,657
  1,550    Marion Cnty, IN Convention & Rec Lease Rent
           Ser A Rfdg (AMBAC Insd).......................   5.000    06/01/21        1,611,520
  1,605    Mount Vernon of Hancock Cnty First Mtg Ser B
           (AMBAC Insd) (a)..............................   5.500    07/15/16        1,760,492
  1,695    Mount Vernon of Hancock Cnty First Mtg Ser B
           (AMBAC Insd) (a)..............................   5.500    07/15/17        1,857,228
  4,000    New Albany Floyd Cnty, IN Sch First Mtg (FGIC
           Insd).........................................   5.750    07/15/20        4,443,880
  9,400    New Albany Floyd Cnty, IN Sch First Mtg (FGIC
           Insd).........................................   5.125    01/15/27        9,777,598
  2,130    Northwest Allen Cnty, IN First Mtg (MBIA
           Insd).........................................   5.250    07/15/19        2,292,924
                                                                                --------------
                                                                                    38,968,161
                                                                                --------------
           IOWA  0.2%
  2,375    Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp
           Proj (FSA Insd)...............................   5.750    07/01/17        2,540,419
                                                                                --------------

           LOUISIANA  2.8%
  4,065    Calcasieu Parish, LA Mem Hosp Svc Dist Hosp
           Rev Lake Charles Mem Hosp Proj Ser A
           (Connie Lee Insd).............................   6.375    12/01/12        4,597,312
  5,530    Calcasieu Parish, LA Mem Hosp Svc Dist Hosp
           Rev Lake Charles Mem..........................   6.500    12/01/18        6,709,660
           Hosp Proj Ser A (Connie Lee Insd)
  1,295    Lafayette, LA Pub Impt Sales Tax Rfdg (MBIA
           Insd).........................................   5.000    03/01/20        1,368,051
  8,345    Lafayette, LA Util Rev (MBIA Insd)............   5.250    11/01/24        8,911,292
  1,730    Louisiana Loc Govt Environment BRCC Fac Corp
           Proj (MBIA Insd)..............................   5.375    12/01/16        1,888,606
  2,035    Louisiana Loc Govt Environment BRCC Fac Corp
           Proj (MBIA Insd) (a)..........................   5.375    12/01/17        2,218,761
  2,150    Louisiana Loc Govt Environment BRCC Fac Corp
           Proj (MBIA Insd) (a)..........................   5.375    12/01/18        2,339,415
  2,265    Louisiana Loc Govt Environment BRCC Fac Corp
           Proj (MBIA Insd) (a)..........................   5.375    12/01/19        2,459,564
  2,395    Louisiana Loc Govt Environment BRCC Fac Corp
           Proj (MBIA Insd) (a)..........................   5.375    12/01/20        2,594,001

See Notes to Financial Statements                                             17

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           LOUISIANA (CONTINUED)
$ 1,625    New Orleans, LA Home Mtg Auth Single Family
           Mtg Rev 1985 Ser A (MBIA Insd)................    *       09/15/16   $      493,854
                                                                                --------------
                                                                                    33,580,516
                                                                                --------------
           MASSACHUSETTS  0.5%
  2,800    Massachusetts Muni Whsl Elec Co Nuclear
           Mix 1-A (MBIA Insd)...........................   5.250%   07/01/13        3,047,324
    175    Massachusetts Muni Whsl Elec Co Proj No 6-A
           (MBIA Insd)...................................   5.250    07/01/16          187,707
  2,500    Massachusetts St Dev Fin Agy Rev Clg Pharmacy
           & Allied Hlth Ser D (AGL Insd)................   5.000    07/01/20        2,603,650
                                                                                --------------
                                                                                     5,838,681
                                                                                --------------
           MICHIGAN  2.1%
  2,385    Caledonia, MI Cmnty Sch Rfdg (MBIA Insd)
           (b)...........................................   5.000    05/01/25        2,489,558
  2,650    Chippewa Valley, MI Sch Bldg & Site (FSA
           Insd).........................................   5.000    05/01/20        2,805,953
  3,000    Chippewa Valley, MI Sch Bldg & Site (FSA
           Insd).........................................   4.750    05/01/29        3,027,420
  1,000    Detroit, MI Ser A-1 (AMBAC Insd)..............   5.250    04/01/24        1,060,700
  2,000    Detroit, MI Wtr Supply Sys Rev Sr Lien Ser A
           (FGIC Insd)...................................   5.000    07/01/26        2,078,760
  1,400    Huron, MI Sch Dist (FSA Insd).................   5.250    05/01/21        1,492,848
  2,500    Michigan St Strategic Fd Detroit Edison Conv
           Rfdg (Variable Rate Coupon) (AMBAC Insd)......   4.850    09/01/30        2,619,850
  2,565    Rockford, MI Pub Sch Rfdg (FSA Insd) (a)......   5.000    05/01/27        2,671,114
  1,175    Waverly, MI Cmnty Sch Rfdg (FSA Insd).........   5.000    05/01/20        1,244,149
  2,675    Wayne Charter Cnty, MI Arpt Rev Ser C Rfdg
           (FGIC Insd)...................................   5.375    12/01/17        2,898,202
  2,840    Wayne Charter Cnty, MI Arpt Rev Ser C Rfdg
           (FGIC Insd)...................................   5.375    12/01/20        3,061,066
                                                                                --------------
                                                                                    25,449,620
                                                                                --------------
           MISSISSIPPI  0.1%
  1,000    Harrison Cnty, MS Wastewtr Mgmt & Solid
           Wastewtr Treatment Fac Ser A Rfdg (FGIC
           Insd).........................................   8.500    02/01/13        1,309,660
                                                                                --------------

           MISSOURI  0.5%
  1,170    Mehlville, MO Sch Dist No R-9 Ctf Part Ser A
           (FSA Insd)....................................   5.500    03/01/16        1,274,785
  1,225    Mehlville, MO Sch Dist No R-9 Ctf Part Ser A
           (FSA Insd)....................................   5.500    03/01/17        1,333,364
  1,630    Saint Louis Cnty MO Regl Conv & Sports Complex
           Auth Convtn & Sports Fac Rfdg (AMBAC Insd)....   5.250    08/15/17        1,750,278
  1,590    Saint Louis, MO Arpt Rev Cap Impt Pgm Ser A
           (MBIA Insd)...................................   5.375    07/01/17        1,718,520
                                                                                --------------
                                                                                     6,076,947
                                                                                --------------
           NEBRASKA  0.2%
  1,680    Dodge Cnty, NE Sch Dist No 001 Rfdg (FSA
           Insd).........................................   5.000    12/15/17        1,790,947
                                                                                --------------

 18                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           NEVADA  1.6%
$ 5,020    Clark Cnty, NV Arpt Rev Rols RR II 292-3
           (Inverse Fltg) (Acquired 06/30/04, Cost
           $5,469,977) (AMT) (FGIC Insd) (f).............   5.125%   07/01/22   $    5,752,468
 10,000    Director St, NV Dept Business & Ind Las Vegas
           Monorail Proj First Tier (AMBAC Insd).........   5.625    01/01/32       10,911,800
  2,500    Reno, NV Cap Impt Rev (FGIC Insd).............   5.125    06/01/26        2,589,550
                                                                                --------------
                                                                                    19,253,818
                                                                                --------------
           NEW HAMPSHIRE  0.2%
  2,500    New Hampshire St Tpk Sys Rev Ser C Rfdg
           (Inverse Fltg) (FGIC Insd)....................  11.401    11/01/17        2,882,575
                                                                                --------------

           NEW JERSEY  2.2%
  4,000    Essex Cnty, NJ Impt Auth Rev Cnty Gtd Proj
           Consldtn Rfdg (MBIA Insd).....................   5.125    10/01/22        4,237,560
  3,625    Morristown, NJ Rfdg (FSA Insd)................   6.400    08/01/14        3,743,465
  4,000    New Jersey Econ Dev Auth Rev Motor Vehicle Sur
           Rev Ser A (MBIA Insd).........................   5.000    07/01/23        4,191,360
 10,000    New Jersey St Trans Corp Ctf Fed Trans Admin
           Grants Ser A (AMBAC Insd).....................   5.500    09/15/13       11,110,900
  2,760    Newark, NJ Hsg Auth Port Auth Newark Marine
           Term (MBIA Insd)..............................   5.500    01/01/28        3,000,258
                                                                                --------------
                                                                                    26,283,543
                                                                                --------------
           NEW YORK  1.5%
  5,470    New York City Hlth & Hosp Hlth Sys Ser A (FSA
           Insd).........................................   5.000    02/15/21        5,669,108
  3,000    New York City Ser H (CIFG Insd)...............   5.000    08/01/14        3,224,820
  5,000    New York City Ser I (MBIA Insd)...............   5.000    08/01/17        5,323,850
  3,105    New York St Dorm Auth Rev Insd Brooklyn Law
           Sch Ser B (XLCA Insd) (a).....................   5.375    07/01/21        3,382,494
                                                                                --------------
                                                                                    17,600,272
                                                                                --------------
           NORTH CAROLINA  1.7%
    940    North Carolina Cap Fac Fin Johnson & Wales
           Univ Proj Ser A (XLCA Insd)...................   5.000    04/01/20          979,941
 10,000    North Carolina Muni Pwr Agy Ser A (MBIA
           Insd).........................................   5.250    01/01/18       10,785,200
  2,835    North Carolina Muni Pwr Agy Ser A (MBIA
           Insd).........................................   5.250    01/01/19        3,048,816
  5,285    University NC Sys Pool Rev Ser A
           (AMBAC Insd) (b)..............................   5.000    04/01/22        5,558,974
                                                                                --------------
                                                                                    20,372,931
                                                                                --------------
           NORTH DAKOTA  0.9%
  5,000    Mercer Cnty, ND Pollutn Ctl Rev Antelope Vly
           Station Rfdg (AMBAC Insd).....................   7.200    06/30/13        5,949,100
  5,000    Oliver Cnty, ND Pollutn Ctl Rev Square Butte
           Elec Coop Ser A Rfdg (AMBAC Insd).............   5.300    01/01/27        5,243,150
                                                                                --------------
                                                                                    11,192,250
                                                                                --------------

See Notes to Financial Statements                                             19

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           OHIO  0.5%
$ 1,000    Chillicothe, OH City Sch Dist Sch
           Impt (FGIC Insd)..............................   5.250%   12/01/26   $    1,067,500
  5,000    Columbus, OH City Sch Dist Sch Fac Constr &
           Impt (FSA Insd)...............................   5.250    12/01/27        5,341,550
                                                                                --------------
                                                                                     6,409,050
                                                                                --------------
           OKLAHOMA  2.8%
  2,990    Jenks, OK Aquarium Auth Rev Rfdg (MBIA
           Insd).........................................   5.250    07/01/19        3,237,991
  1,480    Jenks, OK Aquarium Auth Rev Rfdg (MBIA
           Insd).........................................   5.250    07/01/33        1,576,984
  1,000    McAlester, OK Pub Wks Auth Util Cap Apprec
           (FSA Insd)....................................    *       02/01/34          229,010
  8,320    McAlester, OK Pub Wks Auth Util Cap Apprec
           Ser A (FSA Insd)..............................    *       02/01/30        2,105,459
  5,660    Mustang, OK Impt Auth Util Rev (FSA Insd).....   5.800    10/01/30        6,276,487
  2,020    Oklahoma City, OK Arpt Tr Jr Lien 27th Ser A
           (FSA Insd)....................................   5.000    07/01/17        2,118,576
  2,400    Oklahoma City, OK Pub Ppty Auth Hotel Tax Rev
           (FGIC Insd) (b)...............................   5.250    10/01/29        2,508,120
  2,000    Oklahoma Colleges Brd Regt Stad Univ Cent OK
           Ser B (AMBAC Insd)............................   5.500    06/01/24        2,190,420
  1,750    Sapulpa, OK Muni Auth Cap Impt Rev Rfdg
           (Prerefunded @ 07/01/10) (FSA Insd)...........   5.750    07/01/30        1,940,715
  2,000    Tulsa, OK Cmnty College Rev (AMBAC Insd)......   5.500    07/01/22        2,195,040
  8,260    Tulsa, OK Tulsa Indl Auth Rev Univ Tulsa Ser A
           (MBIA Insd)...................................   5.375    10/01/31        8,819,945
                                                                                --------------
                                                                                    33,198,747
                                                                                --------------
           OREGON  0.4%
  4,835    Oregon St Dept Admin Ser B Rfdg (MBIA Insd)...   5.250    05/01/17        5,196,416
                                                                                --------------

           PENNSYLVANIA  4.2%
  5,000    Allegheny Cnty, PA Hosp Dev Auth Rev Insd Hlth
           Sys Ser A (MBIA Insd).........................   6.500    11/15/30        5,748,650
  4,875    Allegheny Cnty, PA Hosp Dev Auth Rev
           Pittsburgh Mercy Hlth Sys Inc (Escrowed to
           Maturity) (AMBAC Insd)........................   5.625    08/15/26        5,110,706
 10,000    Harrisburg, PA Auth Res Gtd Sub Ser D-2
           (Variable Rate Coupon) (FSA Insd).............   5.000    12/01/33       10,682,000
  3,000    Lycoming Cnty, PA Auth College Rev PA College
           of Technology (AMBAC Insd)....................   5.350    07/01/26        3,187,020
  1,375    Pennsylvania St Higher Ed Fac Auth Rev St Sys
           Higher Ed Ser P (AMBAC Insd)..................   5.000    12/15/16        1,435,046
  2,990    Philadelphia, PA Gas Wks Rev 1998 Gen
           Ordinance 4th Ser (FSA Insd)..................   5.250    08/01/18        3,201,064
  4,555    Philadelphia, PA Gas Wks Rev 1998 Gen
           Ordinance 4th Ser (FSA Insd)..................   5.250    08/01/21        4,840,371
  1,485    Philadelphia, PA Gas Wks Rev Eighteenth Ser
           (AGL Insd)....................................   5.250    08/01/20        1,570,774

 20                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           PENNSYLVANIA (CONTINUED)
$ 3,665    Philadelphia, PA Gas Wks Rev Fifth Ser A-1
           (AGL Insd) (a)................................   5.250%   09/01/17   $    3,895,638
  5,000    Philadelphia, PA Redev Auth Rev Neighborhood
           Transformation Ser C (FGIC Insd)..............   5.000    04/15/29        5,157,250
  5,000    State Pub Sch Bldg Auth PA Sch Lease
           Philadelphia Sch Dist Proj (FSA Insd).........   5.250    06/01/26        5,286,850
                                                                                --------------
                                                                                    50,115,369
                                                                                --------------
           SOUTH CAROLINA  0.8%
  2,430    Columbia, SC Ctf Part Tourism Dev Fee Pledge
           (AMBAC Insd) (a)..............................   5.250    06/01/19        2,606,807
  6,500    South Carolina Jobs Econ Dev Auth Indl Rev
           Elec & Gas Co Proj Ser A (AMBAC Insd).........   5.200    11/01/27        6,805,500
                                                                                --------------
                                                                                     9,412,307
                                                                                --------------
           SOUTH DAKOTA  1.3%
  1,065    Minnehaha Cnty, SD Ctf Ltd Tax (FSA Insd)
           (a)...........................................   5.000    12/01/14        1,146,984
  1,245    Minnehaha Cnty, SD Ctf Ltd Tax (FSA Insd)
           (a)...........................................   5.000    12/01/15        1,341,986
  1,455    Rapid City, SD Sales Tax Rev Rfdg
           (AMBAC Insd)..................................   5.500    06/01/12        1,603,366
  5,205    South Dakota St Lease Rev Tr Ctf Ser A
           (FSA Insd)....................................   6.625    09/01/12        6,043,005
  4,000    South Dakota St Lease Rev Tr Ctf Ser A
           (FSA Insd)....................................   6.700    09/01/17        4,936,480
                                                                                --------------
                                                                                    15,071,821
                                                                                --------------
           TEXAS  12.9%
  1,165    Alamo, TX Cmnty College Dist Combined Fee Rfdg
           (FSA Insd)....................................   5.000    11/01/22        1,203,527
  2,120    Austin, TX Arpt Sys Rev Pr Lien Rfdg
           (MBIA Insd)...................................   5.000    11/15/12        2,272,110
  2,680    Austin, TX Util Sys Rev Rfdg (FSA Insd).......   5.000    11/15/11        2,795,160
  8,765    Austin, TX Util Sys Rev Ser A Rfdg (MBIA
           Insd).........................................    *       11/15/10        7,093,164
  5,000    Brazos Riv Auth TX Rev Houston Ind Inc Proj
           Ser C (Variable Rate Coupon) (AMBAC Insd).....   5.125    05/01/19        5,217,450
  2,000    Colorado Riv, TX Muni Wtr Dist Sys Rfdg (AMBAC
           Insd).........................................   5.375    01/01/19        2,157,100
  3,055    Dallas Fort Worth, TX Intl Arpt Rols RR II
           291-1 (Inverse Fltg) (Acquired 07/19/04, Cost
           $3,426,838) (AMT) (FSA Insd) (a) (f)..........   8.563    11/01/19        3,523,698
  2,000    Dallas Fort Worth, TX Intl Arpt Rols RR II
           291-2 (Inverse Fltg) (Acquired 07/19/04, Cost
           $2,155,544) (AMT) (FSA Insd) (a) (f)..........   8.309    11/01/21        2,235,700
  5,000    El Paso, TX Ctf Oblig (FSA Insd)..............   5.750    08/15/25        5,251,750
  4,500    Harris Cnty, TX Toll Rd Sr Lien Rfdg
           (MBIA Insd)...................................   5.125    08/15/17        4,719,375
  4,605    Houston, TX Arpt Sys Rev Sub Lien (FSA
           Insd).........................................   5.500    07/01/17        5,034,186
  2,000    Houston, TX Arpt Sys Rev Sub Lien (FSA
           Insd).........................................   5.500    07/01/18        2,183,780

See Notes to Financial Statements                                             21

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           TEXAS (CONTINUED)
$ 5,000    Houston, TX Hotel Occupancy Convention & Entmt
           Ser A Rfdg (AMBAC Insd).......................   5.375%   09/01/14   $    5,451,050
  2,000    Houston, TX Pub Impt Ser A Rfdg (MBIA Insd)...   5.375    03/01/18        2,172,420
 22,500    Houston, TX Util Sys Rev First Lien Ser A Rfdg
           (FGIC Insd)...................................   5.250    05/15/23       23,914,350
 12,400    Houston, TX Wtr & Swr Sys Rev Cap Apprec
           Ser A Rfdg (Escrowed to Maturity) (FSA
           Insd).........................................    *       12/01/20        5,888,760
  7,930    Lancaster, TX Indpt Sch Dist Rfdg (FSA
           Insd).........................................   5.750    02/15/30        8,773,356
  1,790    Laredo, TX Cmnty College Dist Combined Fee Rev
           Bldg Rfdg (AMBAC Insd)........................   5.300    08/01/26        1,886,696
  4,335    North Harris Cnty, TX Regl Wtr Sr Lien
           (FGIC Insd) (a)...............................   5.250    12/15/19        4,653,926
  5,000    Port Arthur TX Indpt Sch Dist Sch Bldg
           (FGIC Insd) (b)...............................   5.250    02/15/35        5,243,600
  2,220    Raven Hills, TX Higher Ed Corp Cardinal Vlg
           Llc Lamar Univ A (MBIA Insd)..................   5.500    08/01/28        2,397,356
  2,000    San Antonio, TX Hotel Occupancy Rev Sub Lien
           Ser A Rfdg (AMBAC Insd).......................   5.000    08/15/29        2,041,280
  1,000    San Antonio, TX Indpt Sch Dist Pub Fac Corp
           Lease Rev (AMBAC Insd)........................   5.850    10/15/10        1,058,250
  1,750    Tarrant Cnty, TX Hlth Fac Dev Corp Hlth Sys
           Rev Ser B (Escrowed to Maturity) (FGIC
           Insd).........................................   5.000    09/01/15        1,884,995
  1,060    Tarrant Regl Wtr Dist TX Impt Rfdg (FSA
           Insd).........................................   5.250    03/01/18        1,135,737
  2,000    Tarrant Regl Wtr Dist TX Impt Rfdg (FSA
           Insd).........................................   5.250    03/01/20        2,135,120
 10,000    Texas St Tpk Auth Cent TX Tpk First Tier Ser A
           (AMBAC Insd)..................................   5.500    08/15/39       10,732,500
 26,905    Texas St Tpk Auth Dallas Northtwy Rev George
           Bush Tpk (FGIC Insd)..........................   5.250    01/01/23       27,865,239
  1,800    Tyler, TX Indpt Sch Dist (FSA Insd) (a).......   5.000    02/15/27        1,860,138
                                                                                --------------
                                                                                   152,781,773
                                                                                --------------
           UTAH  0.3%
  2,140    Murray City, UT Swr & Wtr Rev (AMBAC Insd)....   5.250    10/01/23        2,293,074
    630    Provo, UT Elec Rev 1984 Ser A Rfdg (Escrowed
           to Maturity) (AMBAC Insd).....................  10.375    09/15/15          849,234
                                                                                --------------
                                                                                     3,142,308
                                                                                --------------
           VIRGINIA  0.1%
    880    Virginia St Hsg Dev Auth Comwlth Mtg Ser J
           Subser J-1 (MBIA Insd)........................   5.200    07/01/19          892,487
                                                                                --------------

           WASHINGTON  8.8%
  4,115    Chelan Cnty, WA Sch Dist No 246 (FSA Insd)....   5.000    12/01/21        4,285,649
  2,990    Clark Cnty, WA Pub Util Dist No 001 Wtr Rev
           (FSA Insd)....................................   5.125    01/01/20        3,146,945
 11,340    Energy Northwest WA Elec Rev Columbia
           Generating Ser A Rfdg (FSA Insd)..............   5.500    07/01/17       12,364,796

 22                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           WASHINGTON (CONTINUED)
$ 4,500    Energy Northwest WA Elec Rev Proj No 3 Ser A
           Rfdg (FSA Insd)...............................   5.500%   07/01/17   $    4,906,665
 10,000    Energy Northwest WA Elec Rev Proj No 3 Ser A
           Rfdg (XLCA Insd)..............................   5.500    07/01/17       10,894,200
 14,500    Energy Northwest WA Elec Rev Proj No 3 Ser A
           Rfdg (FSA Insd)...............................   5.500    07/01/18       15,773,535
  5,000    Energy Northwest WA Elec Rev Proj No 3 Ser B
           Rfdg (FSA Insd)...............................   6.000    07/01/16        5,645,400
  1,365    Energy Northwest WA Wind Proj (AMBAC Insd)....   5.000    07/01/23        1,408,011
  5,240    Energy Northwest WA Wind Proj Rfdg
           (MBIA Insd) (a)...............................   5.000    07/01/22        5,454,211
  1,215    Fife, WA Wtr & Swr Rev (MBIA Insd) (a)........   5.000    04/01/24        1,260,004
  1,975    Fife, WA Wtr & Swr Rev (MBIA Insd)............   5.125    04/01/24        1,995,046
  1,160    Fife, WA Wtr & Swr Rev (MBIA Insd) (a)........   5.000    04/01/29        1,191,726
  4,520    Goat Hill Ppty WA Lease Rev Govt Office Bldg
           Proj (MBIA Insd) (a)..........................   5.000    12/01/24        4,679,149
  2,370    Goat Hill Ppty WA Lease Rev Govt Office Bldg
           Proj (MBIA Insd)..............................   5.000    12/01/25        2,445,959
  2,500    Goat Hill Ppty WA Lease Rev Govt Office Bldg
           Proj (MBIA Insd)..............................   5.000    12/01/33        2,554,650
  2,335    Grant Cnty, WA Pub Util Dist No 2 Rev Second
           Ser C Rfdg (AMBAC Insd) (a)...................   6.000    01/01/17        2,469,613
  1,025    Grant Cnty, WA Pub Util Dist No 2 Rev Second
           Ser C Rfdg (AMBAC Insd) (a)...................   6.000    01/01/17        1,084,091
  2,000    Seattle, WA Muni Lt & Pwr Rev Impt & Rfdg (FSA
           Insd).........................................   5.500    03/01/18        2,170,300
  2,565    Snohomish Cnty, WA Pub Util 1 (FSA Insd)......   5.500    12/01/23        2,791,310
    145    Snohomish Cnty, WA Pub Util 1 (FSA Insd)......   5.000    12/01/24          149,601
  2,000    Spokane, WA Pub Fac Dist Hotel (MBIA Insd)....   5.750    12/01/25        2,247,400
  2,420    Spokane, WA Pub Fac Dist Hotel (MBIA Insd)....   5.750    12/01/26        2,717,079
  3,000    Spokane, WA Pub Fac Dist Hotel (MBIA Insd)....   5.250    09/01/33        3,147,720
  1,965    Tacoma, WA Solid Waste Util Rev Rfdg
           (AMBAC Insd) (a)..............................   5.375    12/01/18        2,125,206
  2,075    Tacoma, WA Solid Waste Util Rev Rfdg
           (AMBAC Insd) (a)..............................   5.375    12/01/19        2,239,008
  3,090    Washington St Pub Pwr Supply Sys Nuclear Proj
           No 1 Rev Ser A Rfdg (AMBAC Insd)..............   5.700    07/01/09        3,258,281
  1,600    Washington St Ser R 99A Rfdg (FGIC Insd)......   5.000    01/01/17        1,669,552
                                                                                --------------
                                                                                   104,075,107
                                                                                --------------
           WEST VIRGINIA  0.4%
  1,530    West Virginia Econ Dev Auth Lease Rev
           Correctional Juvenile & Pub-A (MBIA Insd).....   5.500    06/01/19        1,677,890
  2,570    West Virginia Univ Rev Impt WV Univ Proj Ser C
           (FGIC Insd)...................................   5.000    10/01/26        2,673,494
                                                                                --------------
                                                                                     4,351,384
                                                                                --------------

See Notes to Financial Statements                                             23

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                     COUPON    MATURITY       VALUE
----------------------------------------------------------------------------------------------
           WISCONSIN  1.1%
$ 1,350    Plover, WI Wtr Sys Rev (AMBAC Insd)...........   5.400%   12/01/16   $    1,458,581
  1,500    Plover, WI Wtr Sys Rev (AMBAC Insd)...........   5.500    12/01/18        1,624,365
  1,405    Racine, WI Wtrwks Rev Sys Mtg (MBIA Insd).....   5.250    09/01/16        1,519,578
  3,920    University WI Hosp & Clinics Auth Rev
           (FSA Insd)....................................   6.200    04/01/29        4,382,913
  1,985    Waunakee, WI Cmnty Sch Dist Ser A Rfdg (FGIC
           Insd).........................................   5.250    04/01/24        2,105,490
  1,215    Wilmont, WI Un High Sch Dist Ser B Rfdg (FSA
           Insd).........................................   5.000    03/01/24        1,273,381
    750    Wilmot, WI Un High Sch Dist Ser B Rfdg (FSA
           Insd).........................................   5.000    03/01/23          788,865
                                                                                --------------
                                                                                    13,153,173
                                                                                --------------
           PUERTO RICO  0.3%
  3,000    Puerto Rico Indl Tourist Ed Med &
           Environmental Ctl Fac Hosp Aux (MBIA Insd)....   6.250    07/01/16        3,068,190
                                                                                --------------
TOTAL LONG-TERM INVESTMENTS  97.5%
  (Cost $1,101,901,091)......................................................    1,157,214,709
SHORT-TERM INVESTMENTS  4.4%
  (Cost $52,450,000).........................................................       52,450,000
                                                                                --------------
TOTAL INVESTMENTS  101.9%
  (Cost $1,154,351,091)......................................................    1,209,664,709
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.9%)................................      (22,619,860)
                                                                                --------------

NET ASSETS  100.0%...........................................................   $1,187,044,849
                                                                                ==============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) The Fund owns 100% of the bond issuance.

(b) Security converts to a fixed coupon rate at a predetermined date.

(c) Securities purchased on a when-issued or delayed delivery basis.

(d) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(e) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(f) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.8% of net assets.

 24                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

AGL--Assured Guaranty Ltd.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

See Notes to Financial Statements                                             25

VAN KAMPEN INSURED TAX FREE INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $1,154,351,091).....................  $1,209,664,709
Cash........................................................          58,302
Receivables:
  Interest..................................................      14,606,904
  Fund Shares Sold..........................................         775,953
  Investments Sold..........................................          30,837
Other.......................................................         250,817
                                                              --------------
    Total Assets............................................   1,225,387,522
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      33,336,090
  Fund Shares Repurchased...................................      1,463, 805
  Variation Margin on Futures...............................         964,437
  Income Distributions......................................         938,833
  Distributor and Affiliates................................         615,751
  Investment Advisory Fee...................................         515,022
Trustees' Deferred Compensation and Retirement Plans........         319,522
Accrued Expenses............................................         189,213
                                                              --------------
    Total Liabilities.......................................      38,342,673
                                                              --------------
NET ASSETS..................................................  $1,187,044,849
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,119,031,878
Net Unrealized Appreciation.................................      57,063,810
Accumulated Net Realized Gain...............................       9,780,642
Accumulated Undistributed Net Investment Income.............       1,168,519
                                                              --------------
NET ASSETS..................................................  $1,187,044,849
                                                              ==============
NET ASSET VALUE PER COMMON SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,107,155,767 and 59,248,776 shares of
    beneficial interest issued and outstanding).............  $        18.69
    Maximum sales charge (4.75%* of offering price).........             .93
                                                              --------------
    Maximum offering price to public........................  $        19.62
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $60,123,320 and 3,221,347 shares of
    beneficial interest issued and outstanding).............  $        18.66
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $19,765,762 and 1,059,742 shares of
    beneficial interest issued and outstanding).............  $        18.65
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

 26                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended March 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 28,743,750
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     3,062,035
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,365,814, $317,445 and $99,192,
  respectively).............................................     1,782,451
Shareholder Services........................................       389,455
Legal.......................................................        54,790
Custody.....................................................        48,966
Trustees' Fees and Related Expenses.........................        15,531
Other.......................................................       259,294
                                                              ------------
    Total Expenses..........................................     5,612,522
    Less Credits Earned on Cash Balances....................        11,729
                                                              ------------
    Net Expenses............................................     5,600,793
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 23,142,957
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  6,671,043
  Futures...................................................     2,320,717
                                                              ------------
Net Realized Gain...........................................     8,991,760
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    78,986,208
  End of the Period:
    Investments.............................................    55,313,618
    Futures.................................................     1,750,192
                                                              ------------
                                                                57,063,810
                                                              ------------
Net Unrealized Depreciation During the Period...............   (21,922,398)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(12,930,638)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 10,212,319
                                                              ============

See Notes to Financial Statements                                             27

VAN KAMPEN INSURED TAX FREE INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED       YEAR ENDED
                                                          MARCH 31, 2005    SEPTEMBER 30, 2004
                                                         -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................   $   23,142,957      $   49,280,969
Net Realized Gain......................................        8,991,760           7,034,093
Net Unrealized Depreciation During the Period..........      (21,922,398)         (6,185,703)
                                                          --------------      --------------
Change in Net Assets from Operations...................       10,212,319          50,129,359
                                                          --------------      --------------

Distributions from Net Investment Income:
  Class A Shares.......................................      (22,480,271)        (45,586,240)
  Class B Shares.......................................       (1,022,241)         (2,382,337)
  Class C Shares.......................................         (319,614)           (699,272)
                                                          --------------      --------------
                                                             (23,822,126)        (48,667,849)
                                                          --------------      --------------

Distributions from Net Realized Gain:
  Class A Shares.......................................      (10,259,399)        (13,949,578)
  Class B Shares.......................................         (577,204)           (936,852)
  Class C Shares.......................................         (180,088)           (284,764)
                                                          --------------      --------------
                                                             (11,016,691)        (15,171,194)
                                                          --------------      --------------
Total Distributions....................................      (34,838,817)        (63,839,043)
                                                          --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....      (24,626,498)        (13,709,684)
                                                          --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................       36,017,020          72,538,790
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................       27,407,223          49,356,828
Cost of Shares Repurchased.............................      (75,228,646)       (201,234,835)
                                                          --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....      (11,804,403)        (79,339,217)
                                                          --------------      --------------
TOTAL DECREASE IN NET ASSETS...........................      (36,430,901)        (93,048,901)
NET ASSETS:
Beginning of the Period................................    1,223,475,750       1,316,524,651
                                                          --------------      --------------
End of the Period (Including accumulated undistributed
  net investment income of $1,168,519 and $1,847,688,
  respectively)........................................   $1,187,044,849      $1,223,475,750
                                                          ==============      ==============

 28                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     SIX MONTHS
                                       ENDED                    YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                       MARCH 31,    ----------------------------------------------------
                                        2005        2004       2003     2002 (a)     2001       2000
                                     -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................   $  19.07    $  19.27   $  19.65   $  19.22   $  18.27   $  18.08
                                      --------    --------   --------   --------   --------   --------
  Net Investment Income............        .37         .76        .77        .81        .86        .91
  Net Realized and Unrealized
    Gain/Loss......................       (.20)        .02       (.23)       .87        .98        .17
                                      --------    --------   --------   --------   --------   --------
Total from Investment Operations...        .17         .78        .54       1.68       1.84       1.08
                                      --------    --------   --------   --------   --------   --------
Less:
  Distributions from Net Investment
    Income.........................        .38         .75        .74        .81        .89        .88
  Distributions from Net Realized
    Gain...........................        .17         .23        .18        .44        -0-        .01
                                      --------    --------   --------   --------   --------   --------
Total Distributions................        .55         .98        .92       1.25        .89        .89
                                      --------    --------   --------   --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD...........................   $  18.69    $  19.07   $  19.27   $  19.65   $  19.22   $  18.27
                                      ========    ========   ========   ========   ========   ========

Total Return (b)...................      0.84%*      4.22%      2.90%      9.28%     10.28%      6.13%
Net Assets at End of the Period (In
  millions)........................   $1,107.2    $1,137.2   $1,209.9   $1,244.3   $1,129.6   $1,086.6
Ratio of Expenses to Average Net
  Assets...........................       .88%        .87%       .86%       .87%       .90%       .90%
Ratio of Net Investment Income to
  Average Net Assets...............      3.88%       3.99%      4.02%      4.30%      4.55%      5.10%
Portfolio Turnover.................        25%*        40%        61%        54%        80%        69%

*   Non-Annualized

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01, and increase the ratio of net investment income to average net assets from 4.27% to 4.30%. Per share, ratios and supplemental data for the periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchases. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             29

VAN KAMPEN INSURED TAX FREE INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                          SIX MONTHS
                                            ENDED                YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                            MARCH 31,    --------------------------------------------
                                             2005       2004     2003    2002 (a)    2001     2000
                                          ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD................................    $19.05     $19.24   $19.63    $19.20    $18.26   $18.08
                                            ------     ------   ------    ------    ------   ------
  Net Investment Income.................       .29        .62      .63       .66       .70      .78
  Net Realized and Unrealized
    Gain/Loss...........................      (.21)       .02     (.24)      .88       .99      .15
                                            ------     ------   ------    ------    ------   ------
Total from Investment Operations........       .08        .64      .39      1.54      1.69      .93
                                            ------     ------   ------    ------    ------   ------
Less:
  Distributions from Net Investment
    Income..............................       .30        .60      .60       .67       .75      .74
  Distributions from Net Realized
    Gain................................       .17        .23      .18       .44       -0-      .01
                                            ------     ------   ------    ------    ------   ------
Total Distributions.....................       .47        .83      .78      1.11       .75      .75
                                            ------     ------   ------    ------    ------   ------
NET ASSET VALUE, END OF THE PERIOD......    $18.66     $19.05   $19.24    $19.63    $19.20   $18.26
                                            ======     ======   ======    ======    ======   ======

Total Return (b)........................     0.46%*     3.43%    2.08%     8.47%     9.42%    5.25%
Net Assets at End of the Period (In
  millions).............................    $ 60.1     $ 66.4   $ 82.6    $ 87.2    $ 49.2   $ 43.0
Ratio of Expenses to Average Net
  Assets................................     1.63%      1.63%    1.62%     1.63%     1.69%    1.68%
Ratio of Net Investment Income to
  Average Net Assets....................     3.12%      3.23%    3.26%     3.53%     3.76%    4.34%
Portfolio Turnover......................       25%*       40%      61%       54%       80%      69%

*   Non-Annualized

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01, and increase the ratio of net investment income to average net assets from 3.50% to 3.53%. Per share, ratios and supplemental data for the periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 30                                            See Notes to Financial Statements

VAN KAMPEN INSURED TAX FREE INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                          SIX MONTHS
                                            ENDED                YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                            MARCH 31,    --------------------------------------------
                                             2005       2004     2003    2002 (a)    2001     2000
                                          ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD................................    $19.04     $19.23   $19.62    $19.19    $18.25   $18.08
                                            ------     ------   ------    ------    ------   ------
  Net Investment Income.................       .29        .62      .63       .67       .69      .79
  Net Realized and Unrealized
    Gain/Loss...........................      (.21)       .02     (.24)      .87      1.00      .13
                                            ------     ------   ------    ------    ------   ------
Total from Investment Operations........       .08        .64      .39      1.54      1.69      .92
                                            ------     ------   ------    ------    ------   ------
Less:
  Distributions from Net Investment
    Income..............................       .30        .60      .60       .67       .75      .74
  Distributions from Net Realized
    Gain................................       .17        .23      .18       .44       -0-      .01
                                            ------     ------   ------    ------    ------   ------
Total Distributions.....................       .47        .83      .78      1.11       .75      .75
                                            ------     ------   ------    ------    ------   ------
NET ASSET VALUE, END OF THE PERIOD......    $18.65     $19.04   $19.23    $19.62    $19.19   $18.25
                                            ======     ======   ======    ======    ======   ======

Total Return (b)........................     0.46%*     3.43%    2.08%     8.48%     9.42%    5.19%
Net Assets at End of the Period (In
  millions).............................    $ 19.8     $ 19.9   $ 24.1    $ 22.1    $ 11.2   $  5.4
Ratio of Expenses to Average Net
  Assets................................     1.63%      1.63%    1.62%     1.63%     1.65%    1.68%
Ratio of Net Investment Income to
  Average Net Assets....................     3.11%      3.23%    3.25%     3.53%     3.80%    4.35%
Portfolio Turnover......................       25%*       40%      61%       54%       80%      69%

*   Non-Annualized

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01, and increase the ratio of net investment income to average net assets from 3.50% to 3.53%. Per share, ratios and supplemental data for the periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             31

VAN KAMPEN INSURED TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Insured Tax Free Income Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide investors a high level of current income exempt from federal income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured municipal securities. The Fund commenced investment operations on December 14, 1984. The distribution of the Fund's Class B and Class C Shares commenced on May 3, 1993 and August 13, 1993, respectively. The Fund registered Class I Shares on August 31, 2004. There were no sales of Class I Shares for the period ended March 31, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At March 31, 2005, the Fund had $33,336,090 of when-issued and delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies

VAN KAMPEN INSURED TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At March 31, 2005, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $1,153,299,884
                                                              ==============
Gross tax unrealized appreciation...........................  $   59,622,580
Gross tax unrealized depreciation...........................      (3,257,755)
                                                              --------------
Net tax unrealized appreciation on investments..............  $   56,364,825
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended September 30, 2004 was as follows:

Distributions paid from:
  Ordinary Income...........................................  $ 1,429,233
  Long-term capital gain....................................   14,007,249
                                                              -----------
                                                              $15,436,482
                                                              -----------

    As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $1,832,228
Undistributed long-term capital gain........................   9,263,391

F. INSURANCE EXPENSES The Fund typically invests in insured bonds. Any portfolio securities not specifically covered by a primary insurance policy are insured secondarily through the Fund's portfolio insurance policy. Insurance premiums are based on the daily balances of uninsured bonds in the portfolio of investments and are charged to expense on an accrual basis. The insurance policy guarantees the timely payment of principal and interest on the securities in the Fund's portfolio.

G. EXPENSE REDUCTIONS During the six months ended March 31, 2005, the Fund's custody fee was reduced by $11,729 as a result of credits earned on cash balances.

VAN KAMPEN INSURED TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     0.525
Next $500 million...........................................     0.500
Next $500 million...........................................     0.475
Over $1.5 billion...........................................     0.450

    For the six months ended March 31, 2005, the Fund recognized expenses of approximately $28,300 representing legal expenses provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended March 31, 2005, the Fund recognized expenses of approximately $51,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended March 31, 2005, the Fund recognized expenses of approximately $296,400, representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $229,011 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligations and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN INSURED TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At March 31, 2005, capital aggregated $1,038,383,599, $60,053,399, and
$20,594,880 for Classes A, B and C, respectively. For the six months ended March 31, 2005, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   1,653,284    $ 31,426,119
  Class B...................................................     111,438       2,114,031
  Class C...................................................     130,385       2,476,870
                                                              ----------    ------------
Total Sales.................................................   1,895,107    $ 36,017,020
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................   1,372,482    $ 25,978,071
  Class B...................................................      56,994       1,077,366
  Class C...................................................      18,622         351,786
                                                              ----------    ------------
Total Dividend Reinvestment.................................   1,448,098    $ 27,407,223
                                                              ==========    ============
Repurchases:
  Class A...................................................  (3,394,292)   $(64,477,230)
  Class B...................................................    (431,715)     (8,205,539)
  Class C...................................................    (134,189)     (2,545,877)
                                                              ----------    ------------
Total Repurchases...........................................  (3,960,196)   $(75,228,646)
                                                              ==========    ============

    At September 30, 2004, capital aggregated $1,045,456,639, $65,067,541 and
$20,312,101 for Classes A, B and C, respectively. For the year ended September 30, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................    3,340,579    $  63,441,645
  Class B...................................................      247,730        4,719,271
  Class C...................................................      229,874        4,377,874
                                                              -----------    -------------
Total Sales.................................................    3,818,183    $  72,538,790
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    2,446,565    $  46,521,567
  Class B...................................................      113,357        2,154,207
  Class C...................................................       35,848          681,054
                                                              -----------    -------------
Total Dividend Reinvestment.................................    2,595,770    $  49,356,828
                                                              ===========    =============
Repurchases:
  Class A...................................................   (8,970,968)   $(170,303,857)
  Class B...................................................   (1,167,114)     (22,050,635)
  Class C...................................................     (473,277)      (8,880,343)
                                                              -----------    -------------
Total Repurchases...........................................  (10,611,359)   $(201,234,835)
                                                              ===========    =============

VAN KAMPEN INSURED TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares seven years after the end of the calendar month in which the shares were purchased. For the six months ended March 31, 2005 and the year ended September 30, 2004, 147,343 and 106,142 Class B Shares converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended March 31, 2005 and the year ended September 30, 2004, 30,727 and no Class C Shares converted to Class A Shares. Class B and Class C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and Class C Shares will be imposed on most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   3.75%               None
Third.......................................................   3.50%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth.......................................................   1.00%               None
Seventh and Thereafter......................................    None               None

    For the six months ended March 31, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $93,700 and CDSC on redeemed shares of approximately $54,700. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $293,546,145 and $303,661,724, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage

VAN KAMPEN INSURED TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

the portfolio's effective yield, maturity and duration. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts, for the six months ended March 31, 2005, were as follows:

                                                              CONTRACTS
Outstanding at September 30, 2004...........................    1,435
Futures Opened..............................................    5,162
Futures Closed..............................................   (4,223)
                                                               ------
Outstanding at March 31, 2005...............................    2,374
                                                               ======

    The futures contracts outstanding as of March 31, 2005, and the descriptions and unrealized appreciation/depreciation are a follows:

                                                                             UNREALIZED
                                                                CONTRACTS   APPRECIATION
SHORT CONTRACTS:
US Treasury Notes 5-Year Futures, June 2005 (Current
  Notional Value of $107,094 per contract)..................      2,374      $1,750,192

B. INVERSE FLOATING RATE SECURITIES An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specified factor. As the floating rate rises, the coupon is reduced. Conversely as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio.

VAN KAMPEN INSURED TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $1,573,500 and $59,800 for Class B and Class C Shares, respectively. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended March 31, 2005, are payments retained by Van Kampen of approximately $362,300 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $45,300.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with

VAN KAMPEN INSURED TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, that plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN INSURED TAX FREE INCOME FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN* - President and
Chief Executive Officer
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1173
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 40

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 32, 332, 532
TFIN SAR 5/05 RN05-01058P-Y03/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Strategic Municipal Income Fund performed during the semi-annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/05

                               A SHARES                    B SHARES                    C SHARES
                                6/28/85                     4/30/93                     8/13/93
--------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL         W/O SALES    W/MAX 4.75%    W/O SALES    W/MAX 4.00%    W/O SALES    W/MAX 1.00%
TOTAL RETURNS           CHARGES    SALES CHARGES    CHARGES    SALES CHARGES    CHARGES    SALES CHARGES

Since Inception          6.58%         6.31%         4.77%         4.77%         4.34%         4.34%

10-year                  5.03          4.52          4.46          4.46          4.30          4.30

5-year                   5.34          4.32          4.54          4.29          4.68          4.68

1-year                   6.24          1.23          5.44          1.44          5.40          4.40

6-month                  3.98         -0.97          3.59         -0.41          3.56          2.56
--------------------------------------------------------------------------------------------------------

SEC Yield                        4.96%                       4.45%                       4.41%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares seven years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 6-MONTH PERIOD ENDED MARCH 31, 2005

Van Kampen Strategic Municipal Income Fund is managed by the Adviser's Municipal Fixed Income team.(1) Members of the team include Wayne D. Godlin, Managing Director of the Adviser; and Dennis S. Pietrzak and James D. Phillips, Executive Directors of the Adviser.

MARKET CONDITIONS

The six-month period ended March 31, 2005, was characterized by continued short-term interest rate increases, and the specter of rising inflation resulting from record-high crude oil prices. The Federal Open Market Committee (the "Fed") raised the federal funds target rate 100 basis points during the period through a series of four, "measured" 0.25 percent tightenings to 2.75 percent by the end of March. Although rates in the short and intermediate areas of the yield curve shifted upward as the Fed tightened, long-term interest rates fell as buyers did not seem deterred by the prospect of rising inflation. As a result, the yield curve (the difference between short and longer-term yields) flattened and the long end of the municipal market handily outperformed the shorter end.

The municipal market in total posted positive returns during the period, though it was not uniformly strong. In contrast to the strong showing by longer-term bonds, shorter-term municipals were hampered by the Fed's tightening and turned in a slightly negative showing. Within the investment-grade segment of the market, yield differentials between BBB-rated municipals and AAA-rated securities were flat to slightly wider, though BBB-rated securities still outperformed high grades due to their higher coupons, while securities rated below investment grade strongly outperformed as investors sought out their higher yields.

The Fed's interest rate hikes did not dampen investors' appetites for municipal bonds, as net inflows into municipal bond funds topped $700 million during the period. The supply of new issues was modest during the closing months of 2004 (the first half of the period) before soaring in the opening months of 2005 as long-term issuers rushed to bring securities to market in anticipation of additional interest rate increases in the near term.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The fund returned 3.98 percent for the six months ended March 31, 2005 (Class A shares, unadjusted for sales charge). In comparison, the fund's benchmark index, the Lehman Brothers Municipal Bond Index, returned 1.21 percent for the period.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2005

--------------------------------------------------------------
                                      LEHMAN BROTHERS
      CLASS A   CLASS B   CLASS C   MUNICIPAL BOND INDEX

       3.98%     3.59%     3.56%           1.21%
--------------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

The fund's relative outperformance was largely the result of its focus on higher-yielding municipal bonds. Despite ongoing increases to the federal funds target rate, yields on intermediate- and longer-maturity bonds remained relatively low for much of the period. As a result, investors hungry for yield income bid up the prices of higher-yielding securities over the period. This trend was a benefit to the fund, especially given its benchmark's lack of exposure to non-rated securities.

During the first quarter of 2005, the fund also benefited from taking an initial limited position in tobacco bonds. We added these securities based on our evaluation of reduced litigation risk for the industry just prior to favorable developments in the federal courts. The sector appreciated early in 2005, and the portfolio gained as a result of its exposure.

Not all of the fund's positions were so favorable. Based on our analysis of interest rates, the fund's duration (a measure of interest-rate exposure) was below that of its benchmark index over the period. While this stance supported returns in those weeks when rates rose, it was not uniformly helpful across the period.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

RATING ALLOCATIONS AS OF 3/31/05
AAA/Aaa                                                          10.8%
AA/Aa                                                             4.9
A/A                                                               5.9
BBB/Baa                                                          13.5
BB/Ba                                                             3.2
B/B                                                               5.1
Non-Rated                                                        56.6

TOP 5 SECTORS AS OF 3/31/05
Health Care                                                      20.2%
Continuing Care                                                  18.1
Industrial Revenue                                               16.4
Tax District                                                     14.7
General Purpose                                                   5.5

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 3/31/05
Florida                                                          10.6%
Texas                                                             7.2
California                                                        7.1
Illinois                                                          6.9
Pennsylvania                                                      6.3
New York                                                          6.2
New Jersey                                                        5.7
Missouri                                                          4.8
Ohio                                                              3.5
Massachusetts                                                     3.1
Arizona                                                           3.1
Minnesota                                                         3.0
Colorado                                                          2.8
Oklahoma                                                          2.3
Georgia                                                           2.2
Michigan                                                          2.1
Maryland                                                          1.9
Washington                                                        1.7
Wisconsin                                                         1.4
Tennessee                                                         1.4
North Carolina                                                    1.3
South Carolina                                                    1.1
Oregon                                                            1.1
Alabama                                                           1.0
New Hampshire                                                     1.0
Virginia                                                          1.0
Puerto Rico                                                       1.0
Indiana                                                           1.0
Iowa                                                              0.9
Nevada                                                            0.9
South Dakota                                                      0.9
Louisiana                                                         0.8
Kansas                                                            0.7
Hawaii                                                            0.6

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 3/31/05
                                       (continued from previous page)
New Mexico                                                        0.6
Connecticut                                                       0.6
District of Columbia                                              0.5
Rhode Island                                                      0.5
Alaska                                                            0.4
Maine                                                             0.4
U. S. Virgin Islands                                              0.3
Utah                                                              0.3
North Dakota                                                      0.2
Vermont                                                           0.2
Wyoming                                                           0.1
Idaho                                                             0.1
Delaware                                                          0.1
Mississippi                                                       0.1
                                                                -----
Total Investments                                               101.0%
Liabilities in Excess of Other Assets                            -1.0
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocations & sectors are as a percentage of long-term investments. Summary of investments by state classification is as a percentage of total net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our website at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/04 - 3/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                BEGINNING          ENDING         EXPENSES PAID
                                              ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                              --------------------------------------------------
                                                 10/1/04          3/31/05        10/1/04-3/31/05
Class A
  Actual....................................    $1,000.00        $1,039.78            $4.27
  Hypothetical..............................     1,000.00         1,020.73             4.23
  (5% annual return before expenses)
Class B
  Actual....................................     1,000.00         1,035.94             8.07
  Hypothetical..............................     1,000.00         1,017.03             8.00
  (5% annual return before expenses)
Class C
  Actual....................................     1,000.00         1,035.64             8.07
  Hypothetical..............................     1,000.00         1,017.03             8.00
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.84%, 1.60%, and 1.59% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.
 8

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  100.4%
          ALABAMA  1.0%
$1,000    Alabama Drinking Wtr Fin Auth Revolving Fd
          Ln Ser C (AMBAC Insd)......................        5.750%  08/15/18   $    1,104,770
 2,000    Alabama Drinking Wtr Fin Auth Revolving Fd
          Ln Ser C (AMBAC Insd)......................        5.375   08/15/23        2,144,720
 2,000    Alabama Wtr Pollutn Ctl Auth (AMBAC
          Insd)......................................        5.750   08/15/18        2,198,480
 1,000    Butler, AL Indl Dev Brd Solid GA Pacific
          Corp Proj Rfdg (AMT).......................        5.750   09/01/28        1,007,680
 1,500    Colbert Cnty Northwest Auth Hlthcare Fac...        5.750   06/01/27        1,511,235
 2,500    Huntsville/Carlton Cove, AL Carlton Cove
          Inc Proj Ser A.............................        7.000   11/15/17        1,494,725
     3    Mobile, AL Indl Dev Brd Solid Waste Disp
          Rev Mobile Energy Svc Co Proj Rfdg.........        6.950   01/01/20               59
 1,395    Valley, AL Spl Care Fac Fin Auth Rev Lanier
          Mem Hosp Ser A.............................        5.600   11/01/16        1,394,456
 1,750    Valley, AL Spl Care Fac Fin Auth Rev Lanier
          Mem Hosp Ser A.............................        5.650   11/01/22        1,738,537
                                                                                --------------
                                                                                    12,594,662
                                                                                --------------
          ALASKA  0.4%
 1,520    Alaska Indl Dev & Expt Auth Williams Lynxs
          AK Cargoport (AMT) (Acquired 05/17/01, Cost
          $1,520,000) (a)............................        7.800   05/01/14        1,588,643
 4,000    Juneau, AK City & Borough Rev Saint Anns
          Care Ctr Proj..............................        6.875   12/01/25        3,611,280
                                                                                --------------
                                                                                     5,199,923
                                                                                --------------
          ARIZONA  3.1%
 2,000    Arizona Hlth Fac Auth Hosp John C Lincoln
          Hlth Network...............................        6.375   12/01/37        2,158,380
 1,000    Arizona Hlth Fac Auth Rev Terraces Proj Ser
          A..........................................        7.500   11/15/23        1,011,830
 1,250    Arizona Hlth Fac Auth Rev Terraces Proj Ser
          A..........................................        7.750   11/15/33        1,268,975
 5,880    Cochise Cnty, AZ Indl Dev Sierra Vista
          Cmnty Hosp Ser A Rfdg......................        6.750   12/01/26        5,986,193
 1,000    Flagstaff, AZ Indl Dev Auth Rev Sr Living
          Cmnty Northn AZ Proj.......................        7.500   03/01/35        1,062,410
   500    Flagstaff, AZ Indl Dev Auth Rev Sr Living
          Cmnty Northn AZ Proj.......................        6.300   09/01/38          475,515
 4,000    Maricopa Cnty, AZ Hlth Fac Rev Catholic
          Hlthcare West Ser A........................        5.500   07/01/26        4,182,520
 4,000    Maricopa Cnty, AZ Indl Dev Auth
          Multi-Family Hsg Rev Natl Hlth Fac II Proj
          Ser B (Acquired 01/15/98, Cost $4,000,000)
          (a)........................................        6.625   07/01/33        2,855,760
 2,460    Maricopa Cnty, AZ Indl Dev Christian Care
          Mesa Inc Proj Ser A........................        7.750   04/01/15        2,555,891

See Notes to Financial Statements                                              9

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          ARIZONA (CONTINUED)
$2,000    Maricopa Cnty, AZ Indl Dev Christian Care
          Mesa Inc Proj Ser A........................        7.875%  04/01/27   $    2,055,960
 1,500    Peoria, AZ Indl Dev Auth Rev Sierra Winds
          Life Ser A Rfdg............................        6.375   08/15/29        1,504,905
 2,500    Phoenix, AZ Indl Dev Auth Mtg Christian
          Care Apt Proj Ser A Rfdg...................        6.500   01/01/26        2,593,225
 2,750    Pima Cnty, AZ Indl Dev Auth Ed Rev Horizon
          Cmnty Learning Ctr Rfdg....................        5.250   06/01/35        2,750,192
 1,865    Pima Cnty, AZ Indl Dev Auth Fac Ed Rev
          Milestones Charter Sch Proj................        6.750   11/01/33        1,870,054
   800    Pima Cnty, AZ Indl Dev Auth Fac Skyline
          Tech High Sch Proj.........................        7.500   02/01/34          804,000
 1,000    Pima Cnty, AZ Indl Dev Auth Rev La Posada
          at Park Ctr Ser A..........................        7.000   05/15/27        1,013,270
 1,040    Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist
          Assmt Rev..................................        6.500   12/01/12        1,121,432
 2,150    Tucson, AZ Multi-Family Rev Hsg Catalina
          Asstd Living Ser A (AMT)...................        6.500   07/01/31        1,895,612
                                                                                --------------
                                                                                    37,166,124
                                                                                --------------
          CALIFORNIA  7.1%
 1,000    Abag Fin Auth Nonprofit Corp CA American
          Baptist Homes Ser A Rfdg...................        5.850   10/01/27          948,100
 1,000    Beaumont, CA Fin Auth Loc Agy Ser A........        5.600   09/01/25          985,010
 2,000    Beaumont, CA Fin Auth Loc Agy Ser A........        5.650   09/01/30        1,990,540
 2,000    Beaumont, CA Fin Auth Loc Agy Ser A........        5.700   09/01/35        1,984,180
 1,000    Beaumont, CA Fin Auth Loc Agy Ser D........        5.800   09/01/35        1,003,670
 1,000    Blythe, CA Redev Agy Proj..................        5.750   05/01/34          992,260
 1,000    Brentwood, CA Infrastructure Auth Rev......        5.875   09/02/34        1,018,270
 4,500    California Hlth Fac Fin Auth Rev Adventist
          Hlth Sys Ser A.............................        5.000   03/01/33        4,489,740
 3,000    California Pollutn Ctl Fin Auth Solid Waste
          Disp Rev Solid Waste Mgmt Inc Proj Ser A 2
          (AMT) (b)..................................        5.400   04/01/25        3,047,280
 1,675    California Statewide Cmnty Dev Auth
          Daughters of Charity Hlth A................        5.250   07/01/35        1,705,435
 1,250    California Statewide Cmnty Dev Auth
          Daughters of Charity Hlth Ser A............        5.000   07/01/39        1,238,562
 1,000    California Statewide Cmnty Dev Auth Elder
          Care Alliance Ser A........................        8.250   11/15/32        1,028,560
   960    California Statewide Cmnty Dev Auth Multi-
          Family Rev Hsg Heritage Pointe Sr Apt Ser
          QQ (AMT) (Acquired 02/19/02, Cost $952,613)
          (a)........................................        7.500   10/01/26          927,782
 1,000    California Statewide Cmnty Dev Auth San
          Francisco Art Institute (Acquired 07/05/02,
          Cost $1,000,000) (a).......................        7.375   04/01/32        1,000,970
 1,000    Chino, CA Cmnty Fac Dist No 03 Impt Area
          1..........................................        5.700   09/01/29        1,001,750

 10                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$5,000    Contra Costa, CA Home Mtg Fin Auth Home Mtg
          Rev (Escrowed to Maturity) (MBIA Insd).....         *      09/01/17   $    2,330,300
 1,500    Corona-Norco, CA Univ Sch Dist Pub Fin Auth
          Spl Tax Rev Ser A..........................        5.800%  09/01/35        1,510,185
 2,300    Foothill/Eastern Tran Corridor Agy CA Toll
          Rd Rev (MBIA Insd).........................         *      01/15/18        1,179,371
10,000    Golden St Tob Securitization Corp CA Tob
          Settlement Enhanced Asset Bkd B (FSA
          Insd)......................................        5.000   06/01/43       10,109,600
 1,750    Huntington Beach, CA Cmnty No 2003 1
          Huntington Ctr.............................        5.800   09/01/23        1,777,160
   905    Indio, CA Pub Fin Auth Rev Tax Increment
          (Prerefunded @ 08/15/06)...................        6.500   08/15/27          953,336
 2,000    Indio, CA Redev Agy Tax Alloc Sub Merged
          Proj Area Ser B............................        6.375   08/15/33        2,065,300
   500    Indio, CA Redev Agy Tax Alloc Sub Merged
          Proj Area Ser B............................        6.500   08/15/34          521,135
 1,000    Jurupa, CA Cmnty Svc Dist Spl Cmnty Fac
          Dist No 4 Ser A............................        5.700   09/01/34        1,010,470
 1,865    Lake Elsinore, CA Pub Fin Auth Loc Agy Rev
          Ser F......................................        7.100   09/01/20        2,025,446
 1,000    Lee Lake Wtr Dist CA Cmnty Fac Dist No 1
          Spl Tax Sycamore Creek.....................        6.000   09/01/33        1,055,020
 1,000    Lincoln, CA Spl Tax Cmnty Fac Dist No 2003
          Ser 1......................................        6.000   09/01/34        1,026,820
 1,750    Los Angeles, CA Regl Arpt Impt Corp Lease
          Rev Fac Sublease LA Intl Ser A-1 Rfdg......        7.125   12/01/24        1,759,450
 8,440    Los Angeles, CA Regl Arpt Impt Corp Lease
          Rev Ser C (AMT)............................        7.500   12/01/24        8,598,841
 1,440    Millbrae, CA Residential Fac Rev Magnolia
          of Millbrae Proj Ser A (AMT)...............        7.375   09/01/27        1,467,374
 1,000    Murrieta, CA Cmnty Fac Dist No 2 the Oaks
          Impt Area A................................        5.900   09/01/27        1,040,590
 1,000    Murrieta, CA Cmnty Fac Dist No 2 the Oaks
          Impt Area A................................        6.000   09/01/34        1,043,410
 1,000    Murrieta, CA Cmnty Fac Dist No 2 the Oaks
          Impt Area B................................        6.000   09/01/27        1,051,700
 2,000    Orange Cnty, CA Cmnty Fac Tax No 04-1
          Ladera Ranch Ser A.........................        5.150   08/15/29        2,000,020
 1,000    Palmdale, CA Spl Tax Cmnty Fac 03-1
          Anaverde A.................................        5.350   09/01/30          995,140
 1,100    Palmdale, CA Spl Tax Cmnty Fac 03-1
          Anaverde A.................................        5.400   09/01/35        1,091,013
 1,000    Perris, CA Cmnty Fac Dist Spl Tax No 01-2
          Ser A......................................        6.375   09/01/32        1,026,250
 2,000    Riverside, CA Univ Sch Dist Tax Cmnty Fac
          Dist 15 Impt Area 1........................        5.550   09/01/30        2,009,360

See Notes to Financial Statements                                             11

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$2,000    San Marcos, CA Pub Fac Auth Spl Tax Rev Ser
          A..........................................        5.650%  09/01/36   $    2,005,300
 1,135    Simi Vly, CA Cmnty Dev Agy Coml Sycamore
          Plaza II Rfdg (Acquired 07/28/98,
          $1,135,000) (a)............................        6.000   09/01/12        1,178,016
 1,000    Upland, CA Cmnty Fac Dist 2003 San Antonio
          Impt 1 A...................................        5.900   09/01/24        1,047,520
 1,500    Upland, CA Cmnty Fac Dist 2003 San Antonio
          Impt 1 A...................................        6.000   09/01/34        1,559,640
 1,965    Vallejo, CA Ctf Partn Touro Univ...........        7.250   06/01/16        2,107,423
   970    Vallejo, CA Pub Fin Auth Loc Hiddenbrooke
          Impt Dist Ser A............................        5.800   09/01/31          988,624
 1,000    Woodland, CA Spl Tax Cmnty Fac Dist 1
          Spring Lake................................        6.250   09/01/34        1,001,960
 1,800    Yuba City, CA Redev Agy Tax Proj Ser A.....        6.000   09/01/31        1,852,704
 3,000    Yuba City, CA Redev Agy Tax Proj Ser A.....        6.000   09/01/39        3,063,630
                                                                                --------------
                                                                                    85,814,217
                                                                                --------------
          COLORADO  2.8%
 1,000    Bromley Pk Met Dist CO No 2 Ser B..........        8.050   12/01/32        1,015,180
   975    Colorado Ed & Cultural Fac Charter Sch
          Frontier Academy...........................        7.250   06/01/20        1,007,058
 2,000    Colorado Hlth Fac Auth Rev Baptist Home
          Assn Ser A.................................        6.375   08/15/24        1,728,060
 2,000    Colorado Hlth Fac Auth Rev Baptist Home
          Assn Ser B.................................        7.500   08/15/27        1,992,260
 1,060    Colorado Hlth Fac Auth Rev Christian Living
          Campus Proj................................        7.050   01/01/19        1,097,418
 5,560    Colorado Hlth Fac Auth Rev Hosp Poudre Vly
          Hlthcare F.................................        5.000   03/01/25        5,533,368
 3,425    Denver, CO Hlth & Hosp Auth Ser A Rfdg.....        6.250   12/01/33        3,661,667
 2,500    Elk Vly, CO Pub Impt Fee Ser A.............        7.300   09/01/22        2,684,475
 5,000    Jefferson Cnty, CO Sch Dist No R-001
          Drivers Ser 674 (Inverse Fltg) (Acquired
          12/22/04, Cost $5,654,960) (FSA Insd) (a)
          (c) (d)....................................        7.840   12/15/12        5,489,550
   710    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
          Proj Ser A (e).............................        6.750   10/01/14          398,395
 1,985    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
          Proj Ser A (AMT) (e).......................        7.000   10/01/18        1,114,240
 4,825    Lake Creek Affordable Hsg Corp Hsg Proj Ser
          A Rfdg.....................................        6.250   12/01/23        4,420,134
   500    Neu Towne, CO Met Dist.....................        7.250   12/01/34          496,010
 1,000    Serenity Ridge, CO Met Dist No 2...........        7.500   12/01/34          995,720
 1,725    Skyland Metro Dist CO Gunnison Cnty Rfdg...        6.750   12/01/22        1,713,373
 1,000    Southlands Met Dist No 1 CO................        7.000   12/01/24        1,093,550
                                                                                --------------
                                                                                    34,440,458
                                                                                --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          CONNECTICUT  0.6%
$1,500    Connecticut St Dev Auth Indl Afco Cargo Bdl
          LLC Proj (AMT).............................        8.000%  04/01/30   $    1,583,505
 2,000    Mohegan Tribe Indians CT Pub Impt Priority
          Dist (Acquired 09/27/01, Cost $1,957,202)
          (a)........................................        6.250   01/01/31        2,127,020
 3,500    Mohegan Tribe Indians CT Pub Impt Priority
          Dist (Acquired 11/03/04, Cost $3,419,074)
          (a)........................................        5.250   01/01/33        3,509,695
                                                                                --------------
                                                                                     7,220,220
                                                                                --------------
          DELAWARE  0.1%
 1,100    Wilmington, DE Multi-Family Rent Rev Hsg
          Electra Arms Sr Assoc Proj (AMT)...........        6.250   06/01/28          940,753
                                                                                --------------

          DISTRICT OF COLUMBIA  0.5%
 1,000    District of Columbia Rev Methodist Home
          Issue......................................        6.000   01/01/29          926,730
    85    District of Columbia Ser A-1 (Escrowed to
          Maturity) (MBIA Insd)......................        6.500   06/01/10           97,549
 5,000    Metropolitan WA DC Arpt Auth Sys Ser A
          (AMT) (MBIA Insd)..........................        5.000   10/01/35        5,024,200
                                                                                --------------
                                                                                     6,048,479
                                                                                --------------
          FLORIDA  10.3%
 1,000    Anthem Pk Cmnty Dev Dist FL Cap Impt Rev...        5.800   05/01/36        1,000,500
 1,000    Bellalago Ed Fac Benefits Ser A............        6.000   05/01/33        1,027,050
 1,000    Bellalago Ed Fac Benefits Ser B............        5.800   05/01/34        1,012,470
 4,315    Bloomingdale, FL Cmnty Dev Dist Spl Assmt
          Rev........................................        5.875   05/01/36        4,402,853
 1,000    Bluewaters Cmnty Dev Dist of FL............        6.000   05/01/35        1,005,570
 2,500    Bonnet Creek Resort Cmnty Dev..............        7.500   05/01/34        2,677,100
   795    Caribe Palm Cmnty Dev Dist FL Spl Assmt Ser
          A..........................................        5.850   05/01/35          809,556
 3,280    Escambia Cnty, FL Rev ICF/MR Pensacola Care
          Dev Ctr....................................       10.250   07/01/11        3,304,338
 1,390    Escambia Cnty, FL Rev ICF/MR Pensacola Care
          Dev Ctr Ser A..............................       10.250   07/01/11        1,400,314
 1,390    Fishhawk Cmnty Dev Dist of FL Spl Assmt Rev
          (Prerefunded @ 05/01/06)...................        7.625   05/01/18        1,480,489
 3,675    Florida Hsg Fin Corp Rev Hsg Beacon Hill
          Apt Ser C (AMT)............................        6.610   07/01/38        3,425,945
 7,150    Florida Hsg Fin Corp Rev Hsg Cypress Trace
          Apt Ser G (AMT)............................        6.600   07/01/38        6,764,257
 4,850    Florida Hsg Fin Corp Rev Hsg Westchase Apt
          Ser B (AMT)................................        6.610   07/01/38        4,214,698
 3,505    Hammock Bay Cmnty Dev Dist FL Spl Assmt Rev
          Ser A......................................        6.125   05/01/35        3,521,579
 1,500    Harbour Isles Cmnty Dev Dist of FL.........        6.125   05/01/35        1,519,605
   310    Heritage Harbor Cmnty Dev Dist FL Rev
          Recntl.....................................        7.750   05/01/23          287,209

See Notes to Financial Statements                                             13

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$  850    Heritage Harbor Cmnty Dev Dist FL Rev Spl
          Assmt Ser A................................        6.700%  05/01/19   $      871,377
 1,435    Highlands Cnty, FL Hlth Fac Hosp Adventist
          Hlth Sys...................................        5.250   11/15/28        1,464,704
 1,500    Hillsborough Cnty, FL Hsg Fin Hsg Clipper
          Cove Apt Proj Ser A (AMT)..................        7.375   07/01/40        1,474,470
 2,500    Hillsborough Cnty, FL Indl Dev Auth Hosp
          Rev Tampa Gen Hosp Proj Ser B..............        5.250   10/01/34        2,544,750
 1,000    Islands at Doral III Cmnty 2004 Ser A......        5.900   05/01/35        1,009,850
 1,000    Islands at Doral NE Cmnty Dev..............        6.250   05/01/34        1,038,190
 6,410    Jea, FL Wtr & Swr Sys Rev Drivers Ser 805
          (Acquired 03/22/05, Cost $6,268,702) (MBIA
          Insd) (a)..................................        4.750   10/01/12        6,305,645
 1,480    Kendall Breeze West Cmnty Dev Dist FL Spl
          Assmt......................................        5.875   05/01/34        1,471,742
 2,000    Keys Cove Cmnty Dev Dist FL Assmt Rev......        5.875   05/01/35        1,996,240
   780    Lake Saint Charles, FL Cmnty Dev Dist Spl
          Assmt Rev..................................        7.875   05/01/17          798,767
 2,000    Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev
          Cypress Cove Hlthpk Ser A..................        6.750   10/01/32        2,037,740
 3,535    Leon Cnty, FL Ed Fac Auth Rev Southgate
          Residence Hall Ser A Rfdg..................        6.750   09/01/28        3,546,418
 1,290    Lexington Cmnty Dev Dist FL................        6.125   05/01/34        1,312,240
   105    Marshall Creek Cmnty Dev FL Spl Assmt Ser
          B..........................................        6.750   05/01/07          105,607
 2,500    Meadow Woods Cmnty Dev Dist FL Ser A.......        6.050   05/01/35        2,523,325
 1,000    Miami Beach, FL Hlth Fac Hosp Mt Sinai Med
          Ctr FL Proj................................        5.375   11/15/28          910,750
 2,500    Miami Beach, FL Hlth Fac Hosp Mt Sinai Med
          Ctr Rfdg (Acquired 04/26/04, Cost
          $2,412,826) (a)............................        6.750   11/15/29        2,683,150
 3,000    Midtown Miami, FL Cmnty Dev Dist Ser A.....        6.000   05/01/24        3,091,890
 1,195    Miromar Lakes Cmnty Dev Dist Ser B.........        7.250   05/01/12        1,257,236
   930    Northern Palm Beach Cnty Dist FL Impt Wtr
          Ctl & Impt Unit Dev No 16 Rfdg.............        7.500   08/01/24          989,669
 1,775    Oak Creek Cmnty Dev Dist FL Spl Assmt......        5.800   05/01/35        1,756,203
 2,050    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
          Orlando Lutheran Twr Rfdg..................        8.625   07/01/20        2,231,199
 2,250    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
          Orlando Lutheran Twr Rfdg..................        8.750   07/01/26        2,448,877
 1,560    Orange Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Sys (d).....................        5.875   11/15/11        1,717,544
 1,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Sys.........................        6.375   11/15/20        1,099,740
 2,000    Orange Cnty, FL Hlth Fac Auth Rev
          Westminster Cmnty Care.....................        6.600   04/01/24        1,753,500

 14                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$1,000    Overoaks, FL Cmnty Dev Dist CA Ser A.......        6.125%  05/01/35   $    1,004,410
 1,000    Parklands Lee Cmnty Dev Dist FL Spl Assmt
          Ser A......................................        5.800   05/01/35          991,640
 1,000    Pine Is Cmnty Dev Dist FL Spl Assmt........        5.750   05/01/35        1,005,400
 2,280    Pinellas Cnty, FL Ed Fac Auth Rev College
          Harbor Proj Ser A..........................        8.250   12/01/21        2,366,024
 1,685    Pinellas Cnty, FL Ed Fac Auth Rev College
          Harbor Proj Ser A..........................        8.500   12/01/28        1,749,755
 3,000    Pinellas Cnty, FL Hlth Fac Auth Oaks of
          Clearwater Proj............................        6.250   06/01/34        3,085,500
 1,000    Reunion East Cmnty Dev Dist................        5.800   05/01/36        1,009,430
 2,000    Reunion West Cmnty Dev Dist................        6.250   05/01/36        2,060,560
   980    Saddlebrook, FL Cmnty Ser A................        6.900   05/01/33        1,027,638
   500    Saint John's Cnty, FL Indl Dev Auth
          Hlthcare Glenmoor Saint John's Proj Ser
          A..........................................        8.000   01/01/17          529,120
 1,400    Saint John's Cnty, FL Indl Dev Auth
          Hlthcare Glenmoor Saint John's Proj Ser
          A..........................................        8.000   01/01/30        1,481,536
 2,000    Saint John's Cnty, FL Indl Dev Auth
          Hlthcare Rev Bayview Proj Ser A............        7.100   10/01/26        2,003,300
 6,000    Sarasota Cnty, FL Hlth Fac Auth Hlth Fac
          Sunnyside Ppty.............................        6.700   07/01/25        5,508,420
 1,995    Silver Palms Cmnty Dev Dist................        5.900   05/01/34        1,974,352
 1,300    South Dade Venture Cmnty Dev...............        6.125   05/01/34        1,327,365
 1,500    South Vlg Cmnty Dev Dist FL Cap Impt Rev
          Ser A......................................        5.700   05/01/35        1,508,115
   175    Stoneybrook West Cmnty Dev Dist FL Spl
          Assmt Rev Ser B............................        6.450   05/01/10          177,989
    22    Tara Cmnty Dev Dist 1 FL Cap Impt Rev Ser
          B..........................................        6.750   05/01/10           22,390
 1,500    Town Ctr Palm Coast Cmnty Dev Dist FL Cap
          Impt Rev...................................        6.000   05/01/36        1,509,510
 1,500    Turnbull Creek Cmnty Dev Dist FL Spl
          Assmt......................................        5.800   05/01/35        1,504,635
 1,787    University Square Cmnty Dev Dist FL Cap
          Impt Rev (Acquired 10/07/99, Cost
          $1,720,270) (a)............................        6.750   05/01/20        1,877,994
 2,000    Volusia Cnty, FL Indl Dev Auth Bishops Glen
          Proj Rfdg (Prerefunded @ 11/01/06).........        7.625   11/01/26        2,187,180
 1,000    World Commerce Cmnty Dev Dist Ser A1.......        6.250   05/01/22        1,006,250
 1,715    World Commerce Cmnty Dev Dist Ser A2.......        6.125   05/01/35        1,739,353
                                                                                --------------
                                                                                   124,952,222
                                                                                --------------
          GEORGIA  2.2%
 2,000    Atlanta, GA Tax Alloc Atlantic Sta Proj....        7.750   12/01/14        2,184,240
 2,365    Atlanta, GA Urban Residential Fin Auth
          Multi-Family Rev John Eagan Proj Ser A
          (AMT)......................................        6.750   07/01/30        2,186,277
 4,335    Atlanta, GA Wtr & Wastwtr Rev (FSA Insd)...        5.000   11/01/37        4,442,638
 2,750    De Kalb Cnty, GA Residential Care Fac Kings
          Bridge Ser A...............................        8.250   07/01/26        2,847,130

See Notes to Financial Statements                                             15

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          GEORGIA (CONTINUED)
$1,000    Effingham Cnty, GA Dev Auth Solfort James
          Proj (AMT).................................        5.625%  07/01/18   $    1,017,750
 1,800    Fulton Cnty, GA Residential Care Canterbury
          Court Proj Ser A...........................        6.000   02/15/22        1,809,774
   650    Fulton Cnty, GA Residential Care Canterbury
          Court Proj Ser A...........................        6.125   02/15/34          640,763
 3,500    Fulton Cnty, GA Residential Care Sr Lien
          RHA Asstd Living Ser A.....................        7.000   07/01/29        3,333,680
 4,000    Milledgeville Baldwin Cnty GA College & St
          Univ Fndtn.................................        5.625   09/01/30        4,141,320
 1,000    Private Colleges & Univ Auth GA Mercer Hsg
          Corp Proj Ser A............................        6.000   06/01/21        1,048,180
 2,930    Renaissance on Peachtree Unit Invt Tr Ctf
          GA Custody Ctf (Variable Rate Coupon)......       12.334   10/01/25        2,692,816
                                                                                --------------
                                                                                    26,344,568
                                                                                --------------
          HAWAII  0.6%
 3,000    Hawaii St Dept Budget & Fin Spl Purp Rev
          Kahala Nui Proj Ser A......................        8.000   11/15/33        3,277,680
 1,820    Hawaii St Dept Trans Spl Fac Rev
          Continental Airl Inc (AMT).................        5.625   11/15/27        1,288,778
 2,825    Kuakini, HI Hlth Sys Spl Ser A.............        6.375   07/01/32        2,923,084
                                                                                --------------
                                                                                     7,489,542
                                                                                --------------
          IDAHO  0.1%
 1,000    Idaho Hlth Fac Auth Rev Vly Vista Care Ser
          A Rfdg.....................................        7.875   11/15/29          977,050
                                                                                --------------

          ILLINOIS  6.9%
 2,500    Bolingbrook, IL Cap Apprec Ser B (MBIA
          Insd)......................................         *      01/01/29          682,150
 1,993    Bolingbrook, IL Spl Svc Area No 01-1.......        7.375   07/01/31        2,145,664
 1,500    Bolingbrook, IL Spl Svc Area No 1 Spl Tax
          Augusta Vlg Proj (Acquired 11/13/02, Cost
          $1,500,000) (a)............................        6.750   03/01/32        1,552,650
 1,665    Bolingbrook, IL Spl Svc Area No 1 Spl Tax
          Ser 2004 Augusta Vlg Proj..................        6.250   03/01/32        1,666,948
 1,901    Bolingbrook, IL Spl Svc Area No 3 Lakewood
          Ridge Proj.................................        7.050   03/01/31        2,009,262
   964    Cary, IL Spl Tax Svc Area No 1 Cambridge
          Ser A......................................        7.625   03/01/30        1,040,773
 7,750    Chicago, IL O'Hare Intl Arpt Rev RR II R
          239-1 (AMT) (Inverse Fltg) (Acquired
          08/18/03, Cost $8,374,505) (FSA Insd) (a)
          (c) (d)....................................        9.070   01/01/19        9,225,445
 3,600    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
          United Airl Inc Proj Ser B Rfdg (AMT) (f)
          (g)........................................        6.100   11/01/35          612,000
 5,000    Chicago, IL Proj Ser A Rfdg (MBIA Insd)....        5.500   01/01/38        5,388,750
 4,000    Chicago, IL Spl Assmt Lakeshore East
          Proj.......................................        6.625   12/01/22        4,136,480

 16                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$  840    Chicago, IL Tax Increment Alloc Read
          Dunning Ser B (ACA Insd)...................        7.250%  01/01/14   $      893,332
 2,000    Chicago, IL Tax Increment Alloc Sub Cent
          Loop Redev Ser A...........................        6.500   12/01/05        2,048,740
 3,000    Chicago, IL Tax Increment Alloc Sub Cent
          Loop Redev Ser A (ACA Insd)................        6.500   12/01/06        3,155,610
 1,925    Chicago, IL Tax Increment Alloc Sub Cent
          Loop Redev Ser A (ACA Insd)................        6.500   12/01/08        2,104,853
 1,000    Clay Cnty, IL Hosp Rev.....................        5.900   12/01/28          930,970
 1,228    Gilberts, IL Spl Svc Area No 9 Spl Tax Big
          Timber Proj (d)............................        7.375   03/01/11        1,386,093
 1,245    Gilberts, IL Spl Svc Area No 9 Spl Tax Big
          Timber Proj................................        7.750   03/01/27        1,386,444
 1,500    Godfrey, IL Rev Utd Methodist Vlg Ser A....        5.875   11/15/29        1,311,465
 2,700    Hoopeston, IL Hosp Cap Impt Rev Hoopeston
          Cmnty Mem Hosp Rfdg........................        6.550   11/15/29        2,501,604
 1,740    Huntley, IL Increment Alloc Rev Huntley
          Redev Proj Ser A...........................        8.500   12/01/15        1,804,832
   225    Huntley, IL Spl Svc Area No 10 Spl Tax Ser
          A (d)......................................        6.250   03/01/09          227,313
 2,621    Huntley, IL Spl Svc Area No 10 Spl Tax Ser
          A..........................................        6.500   03/01/29        2,668,335
 1,405    Illinois Fin Auth Rev Cmnty Fac Clinic
          Altgeld Proj...............................        8.000   11/15/16        1,264,711
   500    Illinois Fin Auth Rev Fairview Oblig Grp
          Ser A Rfdg.................................        6.000   08/15/20          501,670
   500    Illinois Fin Auth Rev Fairview Oblig Grp
          Ser A Rfdg.................................        6.125   08/15/27          494,260
 3,000    Illinois Fin Auth Rev Northwestern Mem Hosp
          Ser A......................................        5.500   08/15/43        3,169,110
 1,000    Illinois Hlth Fac Auth Rev Ctr Baptist Home
          Proj.......................................        7.125   11/15/29          976,670
 2,500    Illinois Hlth Fac Auth Rev Decatur Mem
          Hosp.......................................        5.750   10/01/24        2,592,725
 3,000    Illinois Hlth Fac Auth Rev Fairview Oblig
          Grp Ser A Rfdg (Prerefunded @ 08/15/06)....        7.400   08/15/23        3,231,030
   650    Illinois Hlth Fac Auth Rev Loyola Univ Hlth
          Sys Ser A..................................        6.000   07/01/21          674,752
 1,200    Illinois Hlth Fac Auth Rev Lutheran Sr
          Ministries Oblig Ser A.....................        7.375   08/15/31        1,273,440
 1,500    Illinois Hlth Fac Auth Rev Peace Mem
          Ministries Proj (Prerefunded @ 08/15/06)...        7.500   08/15/26        1,617,420
 1,365    Illinois Hlth Fac Auth Rev Proctor Cmnty
          Hosp Proj..................................        7.500   01/01/11        1,365,846
   250    Illinois Hlth Fac Auth Rev Ser A Rfdg......        6.200   08/15/23          252,812
 1,125    Illinois Hlth Fac Auth Rev Ser A Rfdg......        6.400   08/15/33        1,138,691

See Notes to Financial Statements                                             17

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$  700    Illinois Hlth Fac Auth Rev Silver Cross
          Hosp & Med Rfdg............................        5.500%  08/15/19   $      715,218
 2,375    Lake Cnty, IL Fst Presv Dist Ld Acquisition
          & Dev......................................        5.750   12/15/16        2,652,329
   675    Lake Cnty, IL Fst Presv Dist Ld Acquisition
          & Dev......................................        5.750   12/15/17          753,820
    80    Lake, Cook, Kane & McHenry Cntys, IL Cmnty
          Unit Sch Dist No 22 (FGIC Insd)............        5.750   12/01/19           88,202
 1,000    Minooka, IL Spl Assmt Impt Lakewood Trls
          Unit 2 Proj................................        6.375   03/01/34        1,002,270
 1,207    Montgomery, IL Spl Assmt Impt Lakewood
          Creek Proj.................................        7.750   03/01/30        1,335,533
 1,800    Peoria, IL Spl Tax Weaverridge Spl Svc
          Area.......................................        8.050   02/01/17        1,893,312
 2,000    Plano, IL Spl Svc Area No 1 Lakewood
          Springs Proj Ser A.........................        6.200   03/01/34        2,010,100
 2,095    Regional Tran Auth IL Ser B (AMBAC Insd)...        8.000   06/01/17        2,831,560
   950    Sterling, IL Rev Hoosier Care Proj Ser A...        7.125   06/01/34          873,525
 2,000    Yorkville, IL Utd City Spl Svc Area Spl Tax
          No 4 104 Mpi Grade Resv Proj...............        6.375   03/01/34        1,996,180
                                                                                --------------
                                                                                    83,584,899
                                                                                --------------
          INDIANA  1.0%
   825    Crawfordsville, IN Redev Cmnty Redev Dist
          Tax Increment Rev (Acquired 10/15/97, Cost
          $825,000) (a) (d)..........................        7.000   02/01/12          838,002
 1,905    Indiana Hlth Fac Fin Auth Rev Hoosier Care
          Proj Ser A.................................        7.125   06/01/34        1,753,476
 6,500    Indiana Hlth Fac Hosp Rev Cmnty Fndtn
          Northwest IN Ser A.........................        6.000   03/01/34        6,796,270
 2,000    Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt
          (AMT)......................................        6.375   11/01/29        2,132,560
                                                                                --------------
                                                                                    11,520,308
                                                                                --------------
          IOWA  0.9%
 2,000    Estherville, IA Hosp Rev Avera Holy Family
          Proj.......................................        6.250   07/01/26        2,129,440
   375    Evansdale, IA Hlthcare Western Home Proj...        6.000   11/01/26          367,822
 3,400    Evansdale, IA Hlthcare Western Home Proj
          Ser A (d)..................................        6.000   11/01/26        3,334,924
 1,975    Iowa Fin Auth Hlth Care Fac Care
          Initiatives Proj Rfdg......................        9.250   07/01/25        2,377,228
   500    Iowa Fin Auth Retirement Cmnty Friendship
          Haven Proj Ser A...........................        5.750   11/15/19          491,435
   500    Iowa Fin Auth Retirement Cmnty Friendship
          Haven Proj Ser A...........................        6.000   11/15/24          495,355

 18                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          IOWA (CONTINUED)
$  800    Iowa Fin Auth Retirement Cmnty Friendship
          Haven Proj Ser A...........................        6.125%  11/15/32   $      773,896
 1,000    Polk Cnty, IA Hlthcare Fac Rev Luther Pk
          Hlth Ctr Inc Proj..........................        6.150   10/01/36          974,630
                                                                                --------------
                                                                                    10,944,730
                                                                                --------------
          KANSAS  0.7%
   910    Lawrence, KS Coml Dev Rev Holiday Inn Sr
          Ser A Rfdg.................................        8.000   07/01/16          857,238
 1,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
          Inc Ser B..................................        6.250   05/15/26        1,014,780
   915    Manhattan, KS Coml Dev Rev Holiday Inn Sr
          Ser A Rfdg.................................        8.000   07/01/16          861,948
 2,000    Olathe, KS Sr Living Fac Rev Aberdeen Vlg
          Inc Ser A..................................        8.000   05/15/30        2,416,960
 1,500    Olathe, KS Sr Living Fac Rev Aberdeen Vlg
          Inc Ser A Rfdg (Prerefunded @ 05/15/10)
          (b)........................................        5.600   05/15/28        1,479,615
 1,500    Overland Pk, KS Dev Corp Rev First Tier
          Overland Park Ser A........................        7.375   01/01/32        1,636,920
                                                                                --------------
                                                                                     8,267,461
                                                                                --------------
          LOUISIANA  0.8%
 1,990    Louisiana Hsg Fin Agy Rev Azalea Estates
          Ser A Rfdg (AMT) (GNMA Collateralized).....        5.375   10/20/39        2,022,676
 2,135    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
          Plantation Ser A...........................        7.125   01/01/28        1,486,024
 1,600    Louisiana Loc Govt Environment Fac Hlthcare
          Saint James Place A Rfdg...................        7.000   11/01/29        1,444,704
 1,000    Louisiana Pub Fac Auth Rev Progressive
          Hlthcare...................................        6.375   10/01/20          939,650
 1,000    Louisiana Pub Fac Auth Rev Progressive
          Hlthcare...................................        6.375   10/01/28          894,740
 3,208    Louisiana St Univ & Agric & Mechanical
          College Univ Rev Master Agreement (Acquired
          11/30/98, Cost $3,208,383) (a).............        5.750   10/30/18        3,033,333
                                                                                --------------
                                                                                     9,821,127
                                                                                --------------
          MAINE  0.4%
 4,480    Jay, ME Solid Waste Disp Rev Intl Paper Co
          Proj Ser A Rfdg (AMT)......................        4.900   11/01/17        4,497,158
                                                                                --------------

          MARYLAND  1.9%
 2,000    Annapolis, MD Spl Oblig Park Pl Proj Ser
          A..........................................        5.350   07/01/34        1,984,040
 1,000    Baltimore Cnty, MD Mtg Rev Shelter Elder
          Care Ser A.................................        7.250   11/01/29          972,250
 4,000    Frederick Cnty, MD Spl Oblig Urbana Cmnty
          Dev Auth Ser A.............................        5.950   07/01/30        4,013,680

See Notes to Financial Statements                                             19

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          MARYLAND (CONTINUED)
$1,000    Frederick Cnty, MD Spl Oblig Urbana Cmnty
          Dev Auth Ser B.............................        6.250%  07/01/30   $    1,004,130
   595    Maryland St Econ Dev Corp Air Cargo Rev
          Afco Cargo BWI II LLC Proj (AMT) (d).......        6.250   07/01/07          593,786
 1,200    Maryland St Econ Dev Corp MD Golf Course
          Sys........................................        8.250   06/01/28        1,169,484
 1,540    Maryland St Hlth & Higher Ed Calvert Hlth
          Sys........................................        5.500   07/01/36        1,597,842
 1,000    Maryland St Hlth & Higher Ed Medstar Hlth
          Rfdg.......................................        5.500   08/15/33        1,019,370
 3,000    Montgomery Cnty, MD Econ Dev Editorial Proj
          In Ed Ser A (Acquired 09/28/98, Cost
          $3,002,660) (a)............................        6.400   09/01/28        2,885,610
 1,652    Prince Georges Cnty, MD Rev................        8.000   04/01/16        1,620,182
 3,000    Prince Georges Cnty, MD Spl Oblig Spl Assmt
          Woodview Ser A.............................        8.000   07/01/26        3,212,370
 1,000    Westminster, MD Econ Dev Carroll Lutheran
          Vlg Ser A..................................        6.000   05/01/24        1,022,550
 1,500    Westminster, MD Econ Dev Carroll Lutheran
          Vlg Ser A..................................        6.250   05/01/34        1,548,435
                                                                                --------------
                                                                                    22,643,729
                                                                                --------------
          MASSACHUSETTS  3.1%
 1,000    Massachusetts St Dev Fin Agy Briarwood Ser
          B (Prerefunded @ 12/01/10).................        8.000   12/01/22        1,223,640
   250    Massachusetts St Dev Fin Agy Rev Evergreen
          Ctr Inc. ..................................        5.000   01/01/24          236,447
   500    Massachusetts St Dev Fin Agy Rev Evergreen
          Ctr Inc. ..................................        5.500   01/01/35          483,620
   880    Massachusetts St Dev Fin Agy Rev Gtr Lynn
          Mental Hlth (Acquired 07/27/00, Cost
          $880,000) (a)..............................        7.750   06/01/18          944,478
 1,930    Massachusetts St Dev Fin Agy Rev Hillcrest
          Ed Ctr Inc.................................        6.375   07/01/29        1,855,058
 2,970    Massachusetts St Dev Fin Agy Rev Hlthcare
          Fac Alliance Ser A.........................        7.100   07/01/32        2,882,623
 1,000    Massachusetts St Dev Fin Agy Rev MCHSP
          Human Svc Providers Ser A (Prerefunded @
          07/01/10) (k)..............................        8.000   07/01/20        1,208,700
 3,710    Massachusetts St Dev Fin Agy Rev New
          England Ctr For Children...................        6.000   11/01/19        3,734,783
 3,100    Massachusetts St Hlth & Ed Civic
          Investments Ser B..........................        9.150   12/15/23        3,569,867
 4,475    Massachusetts St Hlth & Ed Fac Auth Rev
          Caritas Christi Oblig Grp Ser A............        5.625   07/01/20        4,532,593
 1,000    Massachusetts St Hlth & Ed Nichols College
          Issue Ser C................................        6.000   10/01/17        1,059,820

 20                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          MASSACHUSETTS (CONTINUED)
$1,000    Massachusetts St Hlth & Ed Northern
          Berkshire Hlth Ser B.......................        6.250%  07/01/24   $      998,990
 1,895    Massachusetts St Indl Fin Agy Assisted
          Living Fac Rev Marina Bay LLC Proj (AMT)...        7.500   12/01/27        1,994,942
   990    Massachusetts St Indl Fin Agy Assisted
          Living Fac Rev Newton Grp Pptys LLC Proj
          (AMT)......................................        8.000   09/01/27        1,047,351
   605    Massachusetts St Indl Fin Agy Rev First Mtg
          GF/Pilgrim Inc Proj........................        6.500   10/01/15          578,447
 2,000    Massachusetts St Indl Fin Agy Rev First Mtg
          GF/Pilgrim Inc Proj........................        6.750   10/01/28        1,845,760
 2,000    Massachusetts St Indl Fin Agy Rev First Mtg
          Reeds Landing Proj (h).....................  7.100/7.350   10/01/28        1,960,420
 2,900    Massachusetts St Indl Fin Agy Rev Gtr Lynn
          Mental Hlth (Acquired 06/24/98, Cost
          $2,900,000) (a)............................        6.375   06/01/18        2,978,039
   655    Massachusetts St Indl Fin Agy Rev Gtr Lynn
          Mental Hlth (Acquired 06/24/98, Cost
          $655,000) (a)..............................        6.200   06/01/08          674,650
 4,000    Massachusetts St Indl Fin Agy Rev Swr Fac
          Res Ctl Composting (AMT) (Acquired
          08/10/89, Cost $4,000,00) (a)..............        9.250   06/01/10        4,011,400
                                                                                --------------
                                                                                    37,821,628
                                                                                --------------
          MICHIGAN  2.1%
 2,500    Chelsea, MI Econ Dev Corp Rev Utd Methodist
          Retirement Rfdg............................        5.400   11/15/27        2,357,900
   875    Detroit, MI Loc Dev Fin Auth Tax Increment
          Sub Ser C (Acquired 09/08/97, Cost
          $875,000) (a)..............................        6.850   05/01/21          895,020
 1,000    Gaylord, MI Hosp Fin Auth Ltd Oblig Rev
          Otsego Mem Hosp Rfdg.......................        6.500   01/01/31          975,490
 1,700    Hillsdale, MI Hosp Fin Hillsdale Cmnty Hlth
          Ctr........................................        5.000   05/15/13        1,664,062
 2,940    Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser
          A (b)......................................        6.000   07/01/35        3,121,898
 4,000    Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser
          A (b)......................................        6.250   07/01/40        4,294,200
 2,390    Meridian, MI Econ Dev Corp Ltd Oblig Rev
          First Mtg Burcham Hills Ser A Rfdg.........        7.500   07/01/13        2,438,374
 3,430    Meridian, MI Econ Dev Corp Ltd Oblig Rev
          First Mtg Burcham Hills Ser A Rfdg.........        7.750   07/01/19        3,509,061
 3,045    Michigan St Hosp Fin Auth Rev Hosp Pontiac
          Osteopathic Ser A Rfdg.....................        6.000   02/01/14        3,045,670

See Notes to Financial Statements                                             21

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          MICHIGAN (CONTINUED)
$1,500    Michigan St Hosp Fin Auth Rev Hosp Pontiac
          Osteopathic Ser A Rfdg.....................        6.000%  02/01/24   $    1,445,355
11,084    Michigan St Strategic Fd Ltd Oblig Rev
          Great Lakes Pulp & Fiber Proj (AMT) (f)
          (i)........................................        8.000   12/01/27        1,633,160
                                                                                --------------
                                                                                    25,380,190
                                                                                --------------
          MINNESOTA  3.0%
 2,000    Aitkin, MN Hlth Fac Rev Riverwood Hlthcare
          Ctr Proj...................................        7.750   02/01/31        2,064,780
 1,000    Cambridge, MN Hsg & Hlthcare Fac Rev
          Grandview West Proj Ser B..................        6.000   10/01/33          903,320
 2,000    Carlton, MN Hlth & Hsg Fac Intermediate
          Faith Social Svc Inc Proj..................        7.500   04/01/19        2,128,080
 2,000    Carlton, MN Hlth & Hsg Fac Intermediate
          Faith Social Svc Inc Proj..................        7.750   04/01/29        2,131,600
 1,500    Duluth, MN Econ Dev Auth Saint Lukes
          Hosp.......................................        7.250   06/15/32        1,569,495
 1,000    Duluth, MN Econ Dev Hlth Care Saint Lukes
          Hosp.......................................        6.000   06/15/12        1,004,530
 2,000    Glencoe, MN Hlthcare Fac Rev...............        7.500   04/01/31        2,138,780
 1,500    Minneapolis & Saint Paul, MN Met Northwest
          Airl Proj (AMT)............................        7.375   04/01/25        1,427,970
 6,890    Minneapolis & Saint Paul, MN Met Northwest
          Airl Proj Ser A (AMT)......................        7.000   04/01/25        6,300,698
 1,000    Minneapolis & Saint Paul, MN Met Northwest
          Airl Proj Ser B (AMT) (Prefunded @
          04/01/05)..................................        6.500   04/01/25        1,000,000
   900    Minnesota Agric & Econ Dev Brd Rev Hlthcare
          Benedictine Proj Ser A.....................        5.500   08/01/23          881,514
   875    Minnesota Agric & Econ Dev Brd Rev Hlthcare
          Benedictine Proj Ser A.....................        5.750   02/01/30          850,596
 1,500    Oakdale, MN Rev Sr Hsg Oak Meadows Proj
          Rfdg.......................................        6.250   04/01/34        1,537,620
 1,425    Ramsey, MN Lease Rev Pact Charter Sch Proj
          Ser A......................................        6.750   12/01/33        1,438,723
 1,500    Saint Cloud, MN Hsg & Redev Auth Sterling
          Heights Apt Proj (AMT).....................        7.550   04/01/39        1,454,625
 1,000    Saint Paul, MN Hsg & Redev Auth Higher
          Ground Academy Ser A Rfdg..................        6.625   12/01/23        1,014,460
 1,170    Saint Paul, MN Hsg & Redev Auth Hosp Rev
          Hltheast Proj Ser A Rfdg...................        6.625   11/01/17        1,176,634
 1,000    Saint Paul, MN Hsg & Redev Cmnty of Peace
          Academy Proj Ser A.........................        7.875   12/01/30        1,050,790
 2,250    Saint Paul, MN Port Auth Hotel Fac Rev
          Radisson Kellogg Proj Ser 2 Rfdg...........        7.375   08/01/29        2,350,012
 1,000    Shakopee, MN Hlthcare Saint Francis Regl
          Med Ctr....................................        5.250   09/01/34        1,010,320
 1,000    Vadnais Heights, MN Lease Rev Agric & Food
          Sciences Ser A.............................        6.375   12/01/24          988,850

 22                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          MINNESOTA (CONTINUED)
$1,000    Vadnais Heights, MN Lease Rev Agric & Food
          Sciences Ser A.............................        6.600%  12/01/34   $      983,900
 1,450    Winona, MN Hlthcare Winona Hlth Ser A......        6.000   07/01/34        1,492,441
                                                                                --------------
                                                                                    36,899,738
                                                                                --------------
          MISSISSIPPI  0.1%
   615    Mississippi Bus Fin Corp (AMT).............        7.250   07/01/34          624,127
                                                                                --------------

          MISSOURI  4.8%
 1,250    Cole Cnty, MO Indl Dev Auth Sr Living Fac
          Rev Lutheran Svcs Heisinger Proj...........        5.500   02/01/35        1,284,213
 1,000    Fenton, MO Tax Increment Rev & Impt Gravois
          Bluffs Proj Rfdg...........................        6.125   10/01/21        1,024,730
 1,000    Fenton, MO Tax Increment Rev & Impt Gravois
          Bluffs Proj Rfdg...........................        7.000   10/01/21        1,076,450
   225    Ferguson, MO Tax Increment Rev Crossings at
          Halls Ferry Proj (Escrowed to Maturity)....        7.250   04/01/07          233,172
 3,095    Ferguson, MO Tax Increment Rev Crossings at
          Halls Ferry Proj (Prerefunded @
          04/01/07)..................................        7.625   04/01/17        3,411,588
   209    Ferguson, MO Tax Increment Rev Crossings at
          Halls Ferry Proj (Prerefunded @
          04/01/07)..................................        7.625   04/01/18          230,379
 1,440    Ferguson, MO Tax Increment Rev Crossings at
          Halls Ferry Proj Rfdg......................        5.000   04/01/17        1,406,376
 1,500    Folk Ave South Transn Dist MO Transn Sales
          Tax Rev Dev MO.............................        5.625   11/01/31        1,477,140
 3,000    Joplin, MO Indl Dev Auth Hlth Fac Rev
          Freeman Hlth Sys Proj......................        5.500   02/15/29        3,026,880
 2,000    Kansas City, MO Indl Dev Auth First Mtg
          Bishop Spencer Ser A.......................        6.250   01/01/24        2,027,440
 1,500    Kansas City, MO Indl Dev Auth First Mtg
          Bishop Spencer Ser A.......................        6.500   01/01/35        1,522,185
   984    Kansas City, MO Indl Dev Auth Multi-Family
          Hsg Rev Brentwood Manor Apt Proj Ser B
          (AMT)......................................        7.250   10/15/38          958,042
 3,000    Kansas City, MO Indl Dev Plaza Lib Proj....        5.900   03/01/24        2,974,860
 1,831    Kansas City, MO Multi-Family Hsg Rev
          Northwoods Apts Proj Ser A (AMT)...........        6.450   05/01/40        1,804,597
   945    Kansas City, MO Multi-Family Hsg Rev Vlg
          Green Apt Proj (AMT).......................        6.250   04/01/30          628,453
 3,785    Missouri St Hlth & Ed Fac Auth Hlth Fac Rev
          BJC Hlth Sys Ser A (b).....................        5.000   05/15/18        3,968,724
 2,000    Missouri St Hlth & Ed Fac Auth Hlth Fac Rev
          BJC Hlth Sys Ser A (b).....................        5.000   05/15/19        2,087,100
 2,000    Missouri St Hlth & Ed Fac Auth Hlth Fac Rev
          BJC Hlth Sys Ser A (b).....................        5.000   05/15/20        2,080,480
 2,000    Missouri St Hlth & Ed Fac Auth Hlth Fac Rev
          BJC Hlth Sys Ser A (b).....................        5.000   05/15/21        2,075,540

See Notes to Financial Statements                                             23

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          MISSOURI (CONTINUED)
$3,000    Missouri St Hlth & Ed Fac Auth Hlth Fac Rev
          BJC Hlth Sys Ser A (b).....................        5.000%  05/15/22   $    3,103,470
10,820    Missouri St Hlth & Edl Fac Rev Drivers Ser
          362 (Inverse Fltg) (Acquired 07/21/03, Cost
          $11,969,879) (a) (c) (d)...................        8.570   05/15/11       12,071,658
 2,220    Nevada, MO Hosp Rev Neveda Regional Med
          Ctr........................................        6.750   10/01/22        2,288,998
   500    Saint Joseph, MO Indl Dev Auth Tax
          Increment Rev Shoppes at North Vlg Proj Ser
          A..........................................        5.100   11/01/19          490,655
 1,000    Saint Joseph, MO Indl Dev Auth Tax
          Increment Rev Shoppes at North Vlg Proj Ser
          A..........................................        5.500   11/01/27          984,450
 4,915    Saline Cnty, MO Indl Dev Auth Hlth Fac Rev
          (Acquired 01/12/99, Cost $4,827,725) (a)...        6.500   12/01/28        4,990,347
 1,000    Sikeston, MO Elec Rev Rfdg (MBIA Insd).....        6.000   06/01/15        1,170,950
                                                                                --------------
                                                                                    58,398,877
                                                                                --------------
          NEVADA  0.9%
 3,500    Clark Cnty, NV Indl Dev Southwest Gas Corp
          Proj Ser D1 (AMT) (FGIC Insd)..............        5.250   03/01/38        3,591,665
 1,000    Clark Cnty, NV Pollutn Ctl Rev Southn CA
          Rfdg (AMT).................................        3.250   06/01/31          975,780
 2,000    Director St NV Dept Business & Industry
          Las Ventanas Retirement Proj Ser A.........        7.000   11/15/34        2,049,820
 3,000    Henderson, NV Hlthcare Fac Rev Catholic
          Hlthcare West Ser A........................        5.625   07/01/24        3,164,520
 1,000    Las Vegas, NV Loc Impt Bds Spl Impt Dist No
          607........................................        6.000   06/01/19        1,030,480
                                                                                --------------
                                                                                    10,812,265
                                                                                --------------
          NEW HAMPSHIRE  1.0%
 1,500    New Hampshire Higher Ed & Hlth Brewster
          Academy....................................        6.750   06/01/25        1,505,520
 2,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Havenwood-Heritage Heights.................        7.350   01/01/18        2,067,080
 2,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Havenwood-Heritage Heights.................        7.450   01/01/25        2,067,080
 1,690    New Hampshire Hlth & Ed Fac Auth Rev
          Huntington At Nashua Ser A.................        6.875   05/01/33        1,729,445
 1,000    New Hampshire Hlth & Ed Fac Auth Rev NH
          College Issue..............................        7.500   01/01/31        1,078,770
 1,500    New Hampshire Hlth & Ed Fac Hlthcare Sys
          Covenant Hlth..............................        5.500   07/01/34        1,535,130
 1,500    New Hampshire Hlth & Ed Fac Speare Mem
          Hosp.......................................        5.875   07/01/34        1,516,875
 1,000    New Hampshire St Business Fin Auth Rev
          Alice Peck Day Hlth Sys Ser A..............        6.875   10/01/19        1,006,490
                                                                                --------------
                                                                                    12,506,390
                                                                                --------------

 24                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          NEW JERSEY  5.7%
$2,240    Camden Cnty, NJ Impt Auth Lease Rev
          Dockside Refrig (Acquired 01/29/97, Cost
          $2,298,570) (a) (e)........................        8.400%  04/01/24   $    2,140,589
 1,000    Middlesex Cnty, NJ Pollutn Ctl Pollutn Ctl
          Amerada Rfdg...............................        6.050   09/15/34        1,060,910
 2,000    New Jersey Econ Dev Auth Cedar Crest Vlg
          Inc Fac Ser A..............................        7.000   11/15/16        2,056,220
 2,500    New Jersey Econ Dev Auth Econ Dev Rev Utd
          Methodist Homes Ser A-1....................        6.000   07/01/18        2,530,325
 2,000    New Jersey Econ Dev Auth First Mtg
          Franciscan Oaks Proj.......................        5.700   10/01/17        1,986,420
 1,000    New Jersey Econ Dev Auth Retirement Cmnty
          Rev Ser A..................................        8.000   11/15/15        1,072,820
 1,000    New Jersey Econ Dev Auth Retirement Cmnty
          Rev Ser A..................................        8.125   11/15/18        1,047,980
 1,440    New Jersey Econ Dev Auth Retirement Cmnty
          Rev Ser A..................................        8.125   11/15/23        1,547,741
 1,000    New Jersey Econ Dev Auth Rev First Mtg
          Winchester Gardens Ser A (Prerefunded @
          11/01/06)..................................        8.500   11/01/16        1,107,860
 1,500    New Jersey Econ Dev Auth Rev First Mtg
          Winchester Gardens Ser A (Prerefunded @
          11/01/06)..................................        8.625   11/01/25        1,664,595
 1,510    New Jersey Econ Dev Auth Rev Kullman Assoc
          Proj Ser A (AMT)...........................        6.125   06/01/18        1,287,683
 2,000    New Jersey Econ Dev Auth Rev Sr Living Fac
          Esplanade Bear (AMT).......................        7.000   06/01/39        1,661,600
 3,000    New Jersey Econ Dev Auth Rev Sr Mtg Arbor
          Glen Proj Ser A (Prerefunded @ 05/15/06)...        8.750   05/15/26        3,258,450
 2,000    New Jersey Econ Dev Auth Spl Fac Rev
          Continental Airl Inc Proj (AMT)............        6.250   09/15/19        1,645,980
 9,030    New Jersey Econ Dev Auth Spl Fac Rev
          Continental Airl Inc Proj (AMT)............        6.400   09/15/23        7,430,606
 9,500    New Jersey Econ Dev Auth Spl Fac Rev
          Continental Airl Inc Proj (AMT)............        6.250   09/15/29        7,342,550
 3,500    New Jersey Econ Dev Auth Utd Methodist
          Homes NJ Oblig.............................        5.750   07/01/29        3,459,050
 3,000    New Jersey Hlth Care Fac Fingcare Inst Inc.
          Cherry Hill Proj...........................        8.000   07/01/27        3,151,950
 3,225    New Jersey Hlthcare Fac Fin Auth Rev Cap
          Hlth Sys Oblig Grp Ser A...................        5.375   07/01/33        3,294,725
   810    New Jersey Hlthcare Fac Fin Auth Rev
          Raritan Bay Med Ctr Issue Rfdg.............        7.250   07/01/14          854,510
 1,030    New Jersey St Ed Fac Auth Rev Felician
          College of Lodi Ser D (Acquired 11/07/97,
          Cost $1,030,000) (a).......................        7.375   11/01/22        1,036,438

See Notes to Financial Statements                                             25

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          NEW JERSEY (CONTINUED)
$8,535    Tobacco Settlement Fin Corp NJ.............        6.750%  06/01/39   $    8,990,428
 5,000    Tobacco Settlement Fin Corp NJ.............        6.250   06/01/43        5,045,550
 5,000    Tobacco Settlement Fin Corp NJ Asset Bkd...        6.000   06/01/37        4,988,900
                                                                                --------------
                                                                                    69,663,880
                                                                                --------------
          NEW MEXICO  0.6%
 4,110    Albuquerque, NM Retirement Fac Rev La Vida
          Llena Proj Ser B Rfdg......................        6.600   12/15/28        4,022,786
 1,505    Cabezon Pub Impt Dist NM Spl Levg Rev......        6.000   09/01/24        1,500,636
 1,020    New Mexico Hsg Auth Region III Sr Brentwood
          Gardens Apt Ser A (AMT)....................        6.850   12/01/31        1,041,094
   750    Ventana West Pub Impt Dist NM..............        6.875   08/01/33          761,505
                                                                                --------------
                                                                                     7,326,021
                                                                                --------------
          NEW YORK  6.2%
   975    Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van
          Allen Proj Ser A...........................        6.875   06/01/39          915,476
 1,000    Brookhaven, NY Indl Dev Agy Mem Hosp Med
          Ctr Inc Ser A..............................        8.125   11/15/20        1,079,440
 1,400    Brookhaven, NY Indl Dev Agy Sr Residential
          Hsg Rev Woodcrest Estates Fac Ser A
          (AMT)......................................        6.375   12/01/37        1,373,456
 3,460    Dutchess Cnty, NY Indl Dev Agy Saint
          Francis Hosp Ser A Rfdg....................        7.500   03/01/29        3,573,696
 2,105    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
          Proj.......................................        8.000   11/15/15        2,260,265
 3,000    New York City Indl Dev Agy JFK Intl Arpt
          Proj Ser B (AMT)...........................        8.500   08/01/28        2,438,130
 5,000    New York City Indl Dev Agy Rev Liberty 7
          World Trade Ctr Ser A......................        6.250   03/01/15        5,071,000
15,000    New York City Indl Dev Agy Rev Liberty 7
          World Trade Ctr Ser A......................        6.500   03/01/35       15,325,050
 5,000    New York City Muni Wtr Fin Drivers Ser 786
          (Inverse Fltg) (Acquired 03/15/05, Cost
          $5,308,509) (a) (c) (d)....................        7.411   12/15/12        5,260,800
 4,800    New York City Ser A........................        7.000   08/01/07        5,112,672
   200    New York City Ser A
          (Prerefunded @ 08/01/06)...................        7.000   08/01/07          214,270
 6,000    New York City Ser D........................        5.000   11/01/26        6,167,700
 5,000    New York City Transitional Drivers Ser 386
          (Inverse Fltg) (Acquired 02/02/04, Cost
          $5,406,301) (a) (c)........................        7.421   02/01/12        5,468,200
 1,360    New York St Dorm Auth Revs NY Methodist
          Hosp.......................................        5.250   07/01/24        1,419,119
 2,000    New York St Dorm Auth Revs NY Methodist
          Hosp.......................................        5.250   07/01/33        2,070,980
 2,500    New York St Energy Resh & Dev Auth Gas Fac
          Rev (Inverse Fltg) (c).....................       11.509   04/01/20        3,011,325

 26                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$1,965    Saratoga Cnty, NY Indl Dev Agy Sr Hsg Rev
          Highpointe at Malta Proj Ser A.............        6.875%  06/01/39   $    1,845,037
 1,000    Suffolk Cnty, NY Gurwin Jewish Phase II....        6.700   05/01/39        1,020,940
 1,000    Suffolk Cnty, NY Indl Dev Agy Continuing
          Care Retirement Cmnty Rev..................        7.250   11/01/28        1,058,640
   970    Suffolk Cnty, NY Indl Dev Agy Eastern Long
          Is Hosp Assoc Ser A........................        7.750   01/01/22        1,013,029
 1,400    Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev
          Spellman High Voltage Fac Ser A (AMT)......        6.375   12/01/17        1,254,960
 1,445    Suffolk Cnty, NY Indl Dev Agy Peconic
          Landing Ser A..............................        8.000   10/01/20        1,569,126
 1,000    Syracuse, NY Indl Dev Agy Rev First Mtg
          Jewish Home Ser A..........................        7.375   03/01/31        1,049,000
 2,700    Ulster Cnty, NY Indl Dev Agy Civic Fac Rev
          Benedictine Hosp Proj Ser A................        6.450   06/01/24        2,467,422
 2,315    Utica, NY Indl Dev Agy Civic Utica College
          Civic Fac..................................        6.750   12/01/21        2,383,501
 1,000    Westchester Cnty, NY Indl Dev Hebrew Hosp
          Sr Hsg Inc Ser A...........................        7.375   07/01/30        1,057,550
                                                                                --------------
                                                                                    75,480,784
                                                                                --------------
          NORTH CAROLINA  1.3%
 2,000    North Carolina Med Care Commn First Mtg Utd
          Methodist Homes (Prerefunded @ 10/01/09)...        7.000   10/01/17        2,180,320
 2,600    North Carolina Med Care Commn Retirement
          Fac Rev First Mtg Ser A 05.................        5.500   10/01/35        2,534,740
10,000    North Carolina St Rites PA 1246 (Inverse
          Fltg) (Acquired 03/16/04, Cost $11,658,213)
          (a) (c)....................................        7.077   03/01/12       11,125,800
                                                                                --------------
                                                                                    15,840,860
                                                                                --------------
          NORTH DAKOTA  0.2%
 2,000    Grand Forks, ND Sr Hsg Rev Spl Term 4000
          Vly Square Proj............................        6.250   12/01/34        1,905,680
   950    Grand Forks, ND Sr Hsg Rev Spl Term 4000
          Vly Square Proj............................        6.375   12/01/34          917,558
                                                                                --------------
                                                                                     2,823,238
                                                                                --------------
          OHIO  3.5%
 5,000    Athens Cnty, OH Hosp Fac Rev Impt O'Bleness
          Mem Ser A Rfdg.............................        7.125   11/15/33        5,218,050
 3,000    Cleveland-Cuyahoga Cnty, OH Spl Assmt/Tax
          Increment..................................        7.000   12/01/18        3,194,910
 1,000    Cuyahoga Cnty, OH Hlthcare Fac Franciscan
          Cnty OH Inc Proj Ser C.....................        6.250   05/15/32          997,320
   623    Cuyahoga Cnty, OH Multi-Family Rev Hsg Park
          Lane Apts Ser A1 Rfdg (h)..................  6.000/7.625   10/01/37          419,260

See Notes to Financial Statements                                             27

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          OHIO (CONTINUED)
$1,081    Cuyahoga Cnty, OH Multi-Family Rev Hsg Park
          Lane Apts Ser A2 Rfdg (f) (j)..............        5.460%  10/01/37   $            0
 5,000    Cuyahoga Cnty, OH Rev Ser A Rfdg...........        6.000   01/01/32        5,459,500
 1,760    Dayton, OH Spl Fac Rev Air Freight Cargo
          Day LLC Proj (AMT).........................        6.300   04/01/22        1,595,722
 7,510    Erie Cnty, OH Hosp Fac Rev Firelands Regl
          Med Ctr Ser A..............................        5.625   08/15/32        7,733,648
 5,955    Franklin Cnty, OH Hlthcare Fac Rev & Impt
          Lutheran Sr City Proj Rfdg.................        6.125   12/15/28        5,686,132
 2,600    Franklin Cnty, OH Hlthcare Fac Rev Impt OH
          Presbyterian Svcs Ser A....................        5.125   07/01/35        2,561,650
 1,500    Lucas Cnty, OH Hlthcare & Impt Sunset
          Retirement Rfdg............................        6.500   08/15/20        1,584,255
   750    Lucas Cnty, OH Port Auth Rev Saint Mary
          Woods Proj Ser A...........................        6.000   05/15/24          746,055
 2,250    Lucas Cnty, OH Port Auth Rev Saint Mary
          Woods Proj Ser A...........................        6.000   05/15/34        2,174,220
 2,875    Madison Cnty, OH Hosp Impt Rev Madison Cnty
          Hosp Proj Rfdg.............................        6.400   08/01/28        2,681,455
 2,000    Ohio St Environmental Fac Rev Ford Motor Co
          Proj (AMT).................................        5.750   04/01/35        2,014,520
                                                                                --------------
                                                                                    42,066,697
                                                                                --------------
          OKLAHOMA  2.3%
 1,000    Citizen Potawatomi Nation, OK Ser A........        6.500   09/01/16        1,010,280
   605    Langston, OK Econ Dev Langston Cmnty Dev
          Corp Proj Ser A............................        7.000   08/01/10          608,515
   750    Langston, OK Econ Dev Langston Cmnty Dev
          Corp Proj Ser A............................        7.400   08/01/17          755,565
 1,000    Langston, OK Econ Dev Langston Cmnty Dev
          Corp Proj Ser A............................        7.625   08/01/20        1,011,560
 1,000    Oklahoma Cnty, OK Fin Auth Epworth Villa
          Proj Ser A Rfdg............................        7.000   04/01/25        1,006,210
 2,000    Oklahoma Cnty, OK Fin Auth Rev Epworth
          Villa Proj Rfdg............................        6.000   04/01/18        1,986,660
 1,065    Oklahoma Dev Fin Auth Rev Hillcrest
          Hlthcare Sys Ser A Rfdg (Prerefunded @
          08/15/09)..................................        5.750   08/15/12        1,171,383
 1,000    Oklahoma Dev Fin Auth Rev Hillcrest
          Hlthcare Sys Ser A Rfdg (Prerefunded @
          08/15/09)..................................        5.750   08/15/15        1,099,890
 4,000    Oklahoma Dev Fin Auth Rev Hillcrest
          Hlthcare Sys Ser A Rfdg (Prerefunded @
          08/15/09)..................................        5.625   08/15/19        4,379,440
 3,250    Tulsa Cnty, OK Pub Fac Auth (AMBAC Insd)...        6.250   11/01/22        3,694,145

 28                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          OKLAHOMA (CONTINUED)
$3,000    Tulsa, OK Muni Arpt Tr Rev Amern Airl Proj
          Rfdg.......................................        6.250%  06/01/20   $    2,517,810
 8,855    Tulsa, OK Muni Arpt Tr Rev Ser A Rfdg
          (AMT)......................................        7.750   06/01/35        8,955,416
                                                                                --------------
                                                                                    28,196,874
                                                                                --------------
          OREGON  1.1%
 2,000    Clackamas Cnty, OR Hosp Fac Willamette View
          Inc Proj Ser A.............................        7.500   11/01/29        2,119,200
 2,145    Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg...        6.875   08/01/28        2,153,730
 2,500    Multnomah Cnty, OR Hosp Fac Auth Rev
          Terwilliger Plaza Proj Rfdg (Acquired
          05/21/04, Cost $2,442,200) (a).............        6.500   12/01/29        2,540,175
 5,178    Oregon St Hlth Hsg Ed & Cultural Fac Auth
          (AMT)......................................        7.250   06/01/28        5,203,439
   995    Oregon St Hlth Hsg Ed Auth Ore Baptist
          Retirement Homes Ser A.....................        8.000   11/15/26        1,036,651
                                                                                --------------
                                                                                    13,053,195
                                                                                --------------
          PENNSYLVANIA  6.3%
 2,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
          B..........................................        9.250   11/15/15        2,351,580
 2,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
          B..........................................        9.250   11/15/22        2,351,580
 2,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
          B..........................................        9.250   11/15/30        2,351,580
 2,000    Allegheny Cnty, PA Indl Dev Auth Lease Rev
          (AMT)......................................        6.625   09/01/24        1,887,720
 1,500    Allegheny, PA Rev Auth Pittsburgh Mills
          Proj.......................................        5.600   07/01/23        1,574,490
 6,000    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl
          Rev Collateral Toledo Edison Co Proj Ser A
          Rfdg.......................................        7.750   05/01/20        6,305,700
 1,000    Berks Cnty, PA Muni Auth Rev Phoebe Berks
          Vlg Inc Proj Rfdg (Prerefunded @
          05/15/06)..................................        7.700   05/15/22        1,071,680
   550    Blair Cnty, PA Indl Dev Auth Vlg PA St Proj
          Ser A......................................        6.900   01/01/22          581,708
 1,000    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
          Hlthcare Fac Chandler......................        6.200   05/01/19        1,015,230
 1,500    Chester Cnty, PA Hlth & Ed Fac Chester Cnty
          Hosp Ser A.................................        6.750   07/01/31        1,585,455
 2,500    Cliff House Ctf Trust Var Sts Ctf Part Ser
          A (AMT)....................................        6.625   06/01/27        1,901,550
 2,000    Cumberland Cnty, PA Indl Dev Auth Rev First
          Mtg Woods Cedar Run Ser A Rfdg (e).........        6.500   11/01/28          668,080
 3,000    Dauphin Cnty, PA Gen Auth Rev Office & Pkg
          Riverfront Office..........................        6.000   01/01/25        2,699,490
 2,200    Indiana Cnty, PA Indl Dev Auth PSEG Pwr LLC
          Proj Rfdg (AMT)............................        5.850   06/01/27        2,302,916
 1,000    Lancaster Cnty, PA Hosp Auth Rev Hlth Ctr
          Saint Anne's Home..........................        6.625   04/01/28        1,000,960
 1,200    Lehigh Cnty, PA Gen Purp Auth First Mtg
          Bible Fellowship Church....................        7.625   11/01/21        1,306,500

See Notes to Financial Statements                                             29

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$3,000    Lehigh Cnty, PA Gen Purp Auth Rev Good
          Shepherd Grp Ser A.........................        5.500%  11/01/24   $    3,073,260
 2,000    Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace
          Oblig Grp Rfdg.............................        6.000   11/01/23        1,735,840
 1,000    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
          Lifepath Inc Proj..........................        6.100   06/01/18          898,670
   500    Montgomery Cnty, PA Indl Dev Auth Rev First
          Mtg The Meadowood Corp Rfdg (Prerefunded @
          12/01/05)..................................        7.000   12/01/10          523,580
 2,500    Montgomery Cnty, PA Indl Dev Auth Rev First
          Mtg The Meadowood Corp Rfdg (Prerefunded @
          12/01/05)..................................        7.250   12/01/15        2,621,975
 6,000    Montgomery Cnty, PA Indl Dev Auth Rev First
          Mtg The Meadowood Corp Rfdg (Prerefunded @
          12/01/05)..................................        7.400   12/01/20        6,298,440
 1,085    Montgomery Cnty, PA Indl Dev Auth Rev Mtg
          Whitemarsh Cont Care Proj..................        6.000   02/01/21        1,102,935
 4,500    Montgomery Cnty, PA Indl Dev Auth Rev Mtg
          Whitemarsh Cont Care Proj..................        6.250   02/01/35        4,595,580
 1,415    Northeastern PA Hosp & Ed Auth Hlthcare
          Rev........................................        7.125   10/01/29        1,396,464
 1,500    Pennsylvania Econ Dev Fin Auth Reliant
          Energy Ser A (AMT).........................        6.750   12/01/36        1,607,565
 3,000    Pennsylvania Econ Dev Fin Auth Reliant
          Energy Seward Ser A (AMT)..................        6.750   12/01/36        3,215,130
 3,000    Pennsylvania Econ Dev Fin Auth Res Recovery
          Rev Colver Proj Ser D (AMT)................        7.050   12/01/10        3,070,080
   980    Pennsylvania St Higher Ed Student Assn Inc
          Proj Ser A.................................        6.750   09/01/32        1,024,247
 2,150    Philadelphia, PA Auth Indl Dev Rev Coml Dev
          Rfdg.......................................        7.750   12/01/17        2,196,956
 4,105    Philadelphia, PA Gas Wks Rev Drivers Ser
          384 (Inverse Fltg) (Acquired 01/20/04, Cost
          $4,842,024) (FSA Insd) (a) (c).............        8.171   07/01/11        4,697,721
 2,140    Philadelphia, PA Hosp & Higher Ed Fac Auth
          Rev Centralized Comp Human Svcs Ser A......        6.125   01/01/13        2,118,343
 1,500    Scranton Lackawanna, PA Hlth & Welfare Auth
          Rev Rfdg (Prerefunded @ 01/15/07)..........        7.250   01/15/17        1,631,730
 2,000    Scranton Lackawanna, PA Hlth & Welfare Auth
          Rev Rfdg (Prerefunded @ 01/15/07)..........        7.350   01/15/22        2,178,940
 1,500    Westmoreland Cnty, PA Indl Dev Hlthcare Fac
          Redstone Ser B.............................        8.000   11/15/23        1,606,095
                                                                                --------------
                                                                                    76,549,770
                                                                                --------------

 30                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          RHODE ISLAND  0.5%
$1,825    Rhode Island St Econ Dev Corp Rev Oblig
          Providence Place...........................        7.250%  07/01/20   $    1,774,466
 1,000    Rhode Island St Hlth & Ed Hosp Fin Ser A...        6.000   09/15/33        1,011,600
 3,000    Tobacco Settlement Fin Corp RI Asset Bkd
          Ser A......................................        6.000   06/01/23        3,031,860
                                                                                --------------
                                                                                     5,817,926
                                                                                --------------
          SOUTH CAROLINA  1.1%
 1,570    South Carolina Jobs Econ Dev Auth Hosp Fac
          Rev Impt Palmetto Hlth Alliance Ser A
          Rfdg.......................................        6.250   08/01/31        1,684,045
 2,965    South Carolina Jobs Econ Dev Auth Student
          Hdg Rev Drivers Ser 650 (Inverse Fltg)
          (Acquired 12/17/04, Cost $3,421,808) (MBIA
          Insd) (a) (c)..............................        7.381   08/01/12        3,386,890
 1,000    South Carolina Jobs Econ Dev Episcopal Home
          Still Proj A...............................        6.000   05/15/17        1,014,270
 2,000    South Carolina Jobs Econ Dev First Mtg
          Westley Commons Proj.......................        7.750   10/01/24        2,150,860
 2,000    South Carolina Jobs Econ Dev First Mtg
          Westley Commons Proj.......................        8.000   10/01/31        2,164,060
 3,000    Tobacco Settlement Rev Mgmt Auth SC Tob
          Settlement Rev Ser B.......................        6.375   05/15/28        3,061,560
                                                                                --------------
                                                                                    13,461,685
                                                                                --------------
          SOUTH DAKOTA  0.6%
 1,010    Keystone, SD Econ Dev Rev Wtr Quality Mgmt
          Corp Ser A (AMT)...........................        6.000   12/15/18        1,004,213
 5,490    Sioux Falls, SD Multi-Family Hsg Inn
          Westport Proj Ser A (Acquired 01/26/04,
          Cost $5,647,856) (a).......................        7.500   12/01/34        5,695,326
 1,050    South Dakota St Hlth & Ed Fac Auth Rev
          Sioux VY Hosp & Hlth Sys Ser A.............        5.250   11/01/34        1,066,307
                                                                                --------------
                                                                                     7,765,846
                                                                                --------------
          TENNESSEE  1.4%
 3,000    Elizabethton, TN Hlth & Ed Fac Brd Rev Rfdg
          (MBIA Insd)................................        7.750   07/01/29        3,745,380
 1,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          First Mtg Mtn States Hlth Ser A Rfdg.......        7.500   07/01/33        1,181,450
 1,000    Johnson City, TN Hlth & Ed Facs Brd
          Retirement Fac Rev Appalachian Christian
          Vlg Proj Ser A.............................        6.250   02/15/32          987,090
 1,000    Shelby Cnty, TN Hlth & Ed Germantown Vlg
          Ser A......................................        7.000   12/01/23        1,021,730
 1,000    Shelby Cnty, TN Hlth & Ed Germantown Vlg
          Ser A......................................        7.250   12/01/34        1,025,550
 5,320    Sullivan Cnty, TN Hlth Ed & Hsg
          Fac Brd Rev................................        8.410   11/01/19        5,456,830

See Notes to Financial Statements                                             31

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          TENNESSEE (CONTINUED)
$2,815    Trenton, TN Hlth & Ed Fac Brd Rev Inc Proj
          Ser A (Acquired 06/08/89, Cost $2,815,000)
          (a)........................................       10.000%  11/01/19   $    3,026,322
 1,160    Trenton, TN Hlth & Ed Fac Brd Rev Inc Proj
          Ser B (Acquired 06/08/89, Cost $1,160,000)
          (a) (f) (g)................................       10.000   11/01/20          123,737
                                                                                --------------
                                                                                    16,568,089
                                                                                --------------
          TEXAS  7.2%
   560    Abia Dev Corp TX Arpt Fac Rev Austin Belly
          Port Dev LLC Proj Ser A (AMT)..............        6.250   10/01/08          557,749
 3,000    Abia Dev Corp TX Arpt Fac Rev Austin Belly
          Port Dev LLC Proj Ser A (AMT)..............        6.500   10/01/23        2,841,270
 1,000    Atlanta, TX Hosp Auth Fac Rev..............        6.700   08/01/19          972,120
 2,035    Atlanta, TX Hosp Auth Fac Rev..............        6.750   08/01/29        1,950,527
 1,000    Austin-Bergstorm Landhost Enterprises Inc
          TX Arpt Hotel Sr Ser A (e).................        6.750   04/01/27          477,890
   995    Bexar Cnty, TX Hsg Fin Corp Multi-Family
          Hsg Rev Woodland Ridge Apt Proj Ser A......        7.000   01/01/39          960,603
 2,000    Brazos Cnty, TX Hlth Fac Dev Oblig Grp.....        5.375   01/01/32        2,028,400
   735    Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
          McKenna Mem Proj Ser A.....................        6.250   02/01/32          756,168
 1,825    Dallas Cnty, TX Flood Ctl Dist No 1 Cap
          Apprec Rfdg (Acquired 08/28/89, Cost
          $1,062,379) (a)............................         *      08/01/11        1,131,993
 3,445    Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg...        7.250   04/01/32        3,549,073
 2,970    Dallas, TX Wtrwks & Swr Sys Rev Rfdg
          (Prerefunded @ 10/01/10)...................        5.750   10/01/17        3,311,906
 2,500    Decatur, TX Hosp Auth Hosp Wise Regl Hlth
          Sys Ser A..................................        7.000   09/01/25        2,679,550
 3,500    Decatur, TX Hosp Auth Hosp Wise Regl Hlth
          Sys Ser A..................................        7.125   09/01/34        3,743,775
 6,400    Houston, TX Arpt Sys Rev Spl Fac
          Continental Airl Ser B (AMT)...............        6.125   07/15/17        5,302,656
 3,000    Houston, TX Arpt Sys Rev Spl Fac
          Continental Airl Ser C (AMT)...............        5.700   07/15/29        2,143,350
 6,580    Houston, TX Arpt Sys Rev Spl Fac
          Continental Airl Ser E (AMT)...............        6.750   07/01/29        5,448,635
 1,750    Houston, TX Arpt Sys Rev Sub Lien Ser A
          (AMT) (FSA Insd)...........................        5.125   07/01/32        1,777,598
 3,000    Houston, TX Hlth Fac Dev Corp Buckingham Sr
          Living Cmnty Ser A.........................        7.125   02/15/34        3,210,720
 3,750    Lower CO River Auth TX Rev Ser A Rfdg
          (Inverse Fltg) (Acquired 10/20/99, Cost
          $3,784,875) (FSA Insd) (a) (c).............        8.793   05/15/15        4,500,488

 32                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$8,880    Lower CO River Auth TX Rev Ser A Rfdg
          (Inverse Fltg) (Acquired 10/20/99, Cost
          $9,015,323) (FSA Insd) (a) (c).............        8.793%  05/15/14   $   10,650,672
 1,445    Lubbock, TX Hlth Fac Dev Corp Rev First Mtg
          Carillon Proj Ser A (e)....................        6.500   07/01/19        1,201,084
 2,270    Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev
          Mem Hlth Sys of East TX Rfdg...............        5.700   02/15/28        2,309,952
 2,275    Meadow Parc Dev Inc TX Multi-Family Rev Hsg
          Meadow Parc Apt Proj.......................        6.500   12/01/30        2,078,417
 2,500    Metropolitan Hlth Fac Dev Corp TX Wilson N
          Jones Mem Hosp Proj........................        7.250   01/01/31        2,476,000
 2,820    Midlothian, TX Dev Auth Tax Increment
          Contract Rev...............................        6.700   11/15/23        2,908,153
 2,000    Midlothian, TX Dev Auth Tax Increment
          Contract Rev...............................        7.875   11/15/26        2,210,380
 1,500    Midlothian, TX Dev Auth Tax Increment
          Contract Rev (Acquired 12/02/04, Cost
          $1,500,000) (a)............................        6.200   11/15/29        1,502,340
 1,000    Richardson, TX Hosp Auth Rev Baylor &
          Richardson Impt Rfdg.......................        5.625   12/01/28        1,027,140
   250    San Antonio, TX Hlth Fac Dev Corp Rev
          Encore Nursing Ctr Part....................        8.250   12/01/19          251,203
 1,549    Texas Gen Svcs Comm Part Interests.........        7.250   08/01/11        1,570,738
 1,850    Texas St Dept Hsg & Cmnty Affairs Home Mtg
          Rev (AMT) (GNMA Collateralized)............        6.900   07/02/24        1,868,297
    30    Texas St Higher Ed Coordinating Brd College
          Student Ln Rev (AMT).......................        7.849   10/01/25           30,183
 1,675    Texas St Pub Fin Auth Sch Excellence Ed
          Proj Ser A (Acquired 12/02/04, Cost
          $1,654,253) (a)............................        7.000   12/01/34        1,658,250
 1,500    Texas St Student Hsg Corp MSU Proj
          Midwestern St Univ.........................        6.500   09/01/34        1,574,055
 2,950    Tomball, TX Hosp Auth Rev Hosp Tomball Regl
          Hosp.......................................        6.000   07/01/29        2,960,325
   965    Wichita Cnty, TX Hlth Fac Rolling Meadows
          Fac Ser A Rfdg.............................        6.250   01/01/28          954,491
 2,500    Woodhill Pub Fac Corp TX Hsg-Woodhill Apt
          Proj.......................................        7.500   12/01/29        2,498,225
                                                                                --------------
                                                                                    87,074,376
                                                                                --------------
          UTAH  0.3%
 1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac
          Proj (f)...................................        7.800   09/01/15          205,000
 1,165    Hildale, UT Elec Rev Gas Turbine Elec Fac
          Proj (f)...................................        8.000   09/01/20          238,825
 1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac
          Proj (f)...................................        7.800   09/01/25          205,000

See Notes to Financial Statements                                             33

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          UTAH (CONTINUED)
$2,430    Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj
          Ser A......................................        6.875%  07/01/27   $    2,363,637
    80    Utah St Hsg Fin Agy Single Family Mtg Mezz
          A1 (AMBAC Insd)............................        6.100   07/01/13           82,534
                                                                                --------------
                                                                                     3,094,996
                                                                                --------------
          VERMONT  0.2%
 1,015    Vermont Ed & Hlth Bldg Fin Agy Rev Hlthcare
          Fac Copley Manor Proj (e)..................        6.250   04/01/29          711,799
 1,000    Vermont Ed & Hlth Bldg Fin Agy Rev VT
          Council Dev Mental Hlth Ser A..............        6.000   12/15/09        1,071,610
 1,000    Vermont Ed & Hlth Bldg Fin Bennington
          College Proj...............................        6.625   10/01/29        1,012,170
                                                                                --------------
                                                                                     2,795,579
                                                                                --------------
          VIRGINIA  1.0%
   930    Greensville Cnty, VA Indl Dev Wheeling
          Steel Proj Ser A (AMT).....................        7.000   04/01/14          656,599
 2,500    Henrico Cnty, VA Econ Dev Auth Residential
          Care Fac Rev Utd Methodist Ser A Rfdg......        6.500   06/01/22        2,625,225
 6,000    Peninsula Port Auth VA Residential Care Fac
          Rev VA Baptist Homes Ser A.................        7.375   12/01/32        6,286,320
 1,000    Roanoke Cnty, VA Indl Dev Auth Glebe Inc
          Ser A......................................        6.300   07/01/35        1,013,860
 1,700    Virginia Small Business Fin Auth Rev Indl
          Dev SIL Clean Wtr Proj (AMT)...............        7.250   11/01/24        1,693,166
                                                                                --------------
                                                                                    12,275,170
                                                                                --------------
          WASHINGTON  1.7%
 6,580    Energy Northwest WA Elec Rev Proj No 3 Ser
          A Rfdg (FSA Insd)..........................        5.500   07/01/17        7,174,635
 1,000    King Cnty, WA Pub Hosp Dist No 004
          Snoqualmie Vly Hosp........................        7.250   12/01/15        1,032,710
 1,000    Port Seattle, WA Spl Fac Rev Northwest Airl
          Proj (AMT).................................        7.125   04/01/20          949,790
 2,000    Port Seattle, WA Spl Fac Rev Northwest Airl
          Proj (AMT).................................        7.250   04/01/30        1,882,920
 8,830    Tobacco Settlement Auth WA Asset Bkd.......        6.625   06/01/32        9,138,079
                                                                                --------------
                                                                                    20,178,134
                                                                                --------------
          WISCONSIN  1.4%
   800    Baldwin, WI Hosp Rev Mtg Ser A.............        6.125   12/01/18          800,792
 1,000    Baldwin, WI Hosp Rev Mtg Ser A.............        6.375   12/01/28        1,002,190
 1,745    Milwaukee, WI Rev Sr Air Cargo (AMT).......        6.500   01/01/25        1,827,940
 2,000    Wisconsin St Hlth & Ed Fac Auth Rev Aurora
          Hlthcare Inc Ser A.........................        5.600   02/15/29        2,032,180
 3,000    Wisconsin St Hlth & Ed Fac Auth Rev
          Milwaukee Catholic Home Inc Proj...........        7.500   07/01/26        3,062,790

 34                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY       VALUE
----------------------------------------------------------------------------------------------
          WISCONSIN (CONTINUED)
$1,000    Wisconsin St Hlth & Ed Fac Auth Rev Oakwood
          Vlg Proj Ser A.............................        7.625%  08/15/30   $    1,033,430
 1,000    Wisconsin St Hlth & Ed Fac Divine Savior
          Hlthcare Ser C.............................        7.500   05/01/32        1,046,170
 2,000    Wisconsin St Hlth & Ed Fac Fort Hlthcare
          Inc Proj...................................        6.100   05/01/34        2,093,520
 1,500    Wisconsin St Hlth & Ed Fac Southwest Hlth
          Ctr Ser A..................................        6.125   04/01/24        1,476,540
   750    Wisconsin Hlth & Ed Fac Eastcastle Place
          Inc Proj...................................        6.000   12/01/24          747,015
 1,500    Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty
          Hosp Inc Ser A.............................        6.750   08/15/34        1,541,430
                                                                                --------------
                                                                                    16,663,997
                                                                                --------------
          WYOMING  0.1%
 1,500    Teton Cnty, WY Hosp Dist Hosp Saint Johns
          Med Ctr....................................        6.750   12/01/27        1,514,985
                                                                                --------------

          PUERTO RICO  1.0%
 5,000    Puerto Rico Elec Pwr Auth Ser RR (FGIC
          Insd) (b)..................................        5.000   07/01/35        5,221,950
 2,465    Puerto Rico Port Auth Rev Spl Fac Amern
          Airl Ser A (AMT)...........................        6.250   06/01/26        1,733,782
 5,000    Puerto Rico Pub Bldg Auth Rev Govt Fac Ser
          I..........................................        5.250   07/01/33        5,246,100
                                                                                --------------
                                                                                    12,201,832
                                                                                --------------
          U.S. VIRGIN ISLANDS  0.3%
 2,500    Northern Mariana Islands Ser A.............        7.375   06/01/30        2,705,150
 1,000    Virgin Islands Pub Fin Auth Resr
          Secd-Hovensa Refinery (AMT)................        5.875   07/01/22        1,061,190
                                                                                --------------
                                                                                     3,766,340
                                                                                --------------
TOTAL LONG-TERM INVESTMENTS  100.4%
  (Cost $1,212,683,020)......................................................    1,217,091,119
SHORT-TERM INVESTMENTS  0.6%
  (Cost $6,800,000)..........................................................        6,800,000
                                                                                --------------

TOTAL INVESTMENTS 101.0%
  (Cost $1,219,483,020)......................................................    1,223,891,119

LIABILITIES IN EXCESS OF OTHER ASSETS  (1.0%)................................      (12,108,808)
                                                                                --------------

NET ASSETS  100.0%...........................................................   $1,211,782,311
                                                                                ==============

See Notes to Financial Statements                                             35

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 11.4% of net assets.

(b) Securities purchased on a when-issued or delayed delivery basis.

(c) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(d) The Fund owns 100% of the bond issuance.

(e) Interest is accruing at less than the stated coupon.

(f) Non-income producing security.

(g) This borrower has filed for protection in federal bankruptcy court.

(h) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(i) Payment-in-kind security.

(j) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(k) All or a portion of these securities have been physically segregated in connection with open futures contracts.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

 36                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $1,219,483,020).....................  $1,223,891,119
Cash........................................................         130,600
Receivables:
  Interest..................................................      21,939,647
  Fund Shares Sold..........................................       7,009,566
  Investments Sold..........................................         899,000
Other.......................................................         158,889
                                                              --------------
    Total Assets............................................   1,254,028,821
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      36,171,073
  Fund Shares Repurchased...................................       2,237,390
  Income Distributions......................................       1,820,940
  Distributor and Affiliates................................         679,058
  Investment Advisory Fee...................................         477,518
  Variation Margin on Futures...............................         470,713
Trustees' Deferred Compensation and Retirement Plans........         220,430
Accrued Expenses............................................         169,388
                                                              --------------
    Total Liabilities.......................................      42,246,510
                                                              --------------
NET ASSETS..................................................  $1,211,782,311
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,313,106,149
Net Unrealized Appreciation.................................       3,731,262
Accumulated Undistributed Net Investment Income.............          47,024
Accumulated Net Realized Loss...............................    (105,102,124)
                                                              --------------
NET ASSETS..................................................  $1,211,782,311
                                                              ==============
MAXIMUM OFFERING PRICE PER COMMON SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $953,452,128 and 72,634,596 shares of
    beneficial interest issued and outstanding).............  $        13.13
    Maximum sales charge (4.75%* of offering price).........             .65
                                                              --------------
    Maximum offering price to public........................  $        13.78
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $133,464,620 and 10,172,080 shares of
    beneficial interest issued and outstanding).............  $        13.12
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $124,865,563 and 9,446,280 shares of
    beneficial interest issued and outstanding).............  $        13.22
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             37

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended March 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 34,370,809
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     2,548,118
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,042,491, $645,976 and $512,465,
  respectively).............................................     2,200,932
Shareholder Services........................................       267,940
Legal.......................................................        85,992
Custody.....................................................        43,120
Trustees' Fees and Related Expenses.........................        14,731
Other.......................................................       232,805
                                                              ------------
    Total Expenses..........................................     5,393,638
    Less Credits Earned on Cash Balances....................        20,072
                                                              ------------
    Net Expenses............................................     5,373,566
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 28,997,243
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ (6,389,436)
  Futures...................................................     2,575,122
                                                              ------------
Net Realized Loss...........................................    (3,814,314)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (10,959,084)
                                                              ------------
  End of the Period:
    Investments.............................................     4,408,099
    Futures.................................................      (676,837)
                                                              ------------
                                                                 3,731,262
                                                              ------------
Net Unrealized Appreciation During the Period...............    14,690,346
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 10,876,032
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 39,873,275
                                                              ============

 38                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                           FOR THE              FOR THE
                                                       SIX MONTHS ENDED        YEAR ENDED
                                                        MARCH 31, 2005     SEPTEMBER 30, 2004
                                                       --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................   $   28,997,243       $  45,887,234
Net Realized Loss....................................       (3,814,314)        (27,452,425)
Net Unrealized Appreciation During the Period........       14,690,346          26,901,695
                                                        --------------       -------------
Change in Net Assets from Operations.................       39,873,275          45,336,504
                                                        --------------       -------------

Distributions from Net Investment Income:
  Class A Shares.....................................      (24,626,335)        (38,473,790)
  Class B Shares.....................................       (3,287,099)         (6,237,920)
  Class C Shares.....................................       (2,577,704)         (2,997,702)
                                                        --------------       -------------
Total Distributions..................................      (30,491,138)        (47,709,412)
                                                        --------------       -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................        9,382,137          (2,372,908)
                                                        --------------       -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................      330,117,823         368,145,718
Net Asset Value of Shares Issued Through
  Dividend Reinvestment..............................       20,123,288          30,424,886
Cost of Shares Repurchased...........................     (121,727,116)       (133,088,608)
                                                        --------------       -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...      228,513,995         265,481,996
                                                        --------------       -------------
TOTAL INCREASE IN NET ASSETS.........................      237,896,132         263,109,088
NET ASSETS:
Beginning of the Period..............................      973,886,179         710,777,091
                                                        --------------       -------------
End of the Period (Including accumulated
  undistributed net investment income of $47,024 and
  $1,540,919, respectively)..........................   $1,211,782,311       $ 973,886,179
                                                        ==============       =============

See Notes to Financial Statements                                             39

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                   YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                     MARCH 31,     ------------------------------------------------
                                      2005        2004      2003     2002 (A)     2001      2000
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $13.00      $13.03    $13.21     $13.25     $13.27    $13.91
                                     ------      ------    ------     ------     ------    ------
  Net Investment Income...........      .36(c)      .74(c)    .79        .78        .77       .77
  Net Realized and Unrealized
    Gain/Loss.....................      .15         -0-      (.25)      (.11)      (.05)     (.63)
                                     ------      ------    ------     ------     ------    ------
Total from Investment
  Operations......................      .51         .74       .54        .67        .72       .14
Less Distributions from Net
  Investment Income...............      .38         .77       .72        .71        .74       .78
                                     ------      ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $13.13      $13.00    $13.03     $13.21     $13.25    $13.27
                                     ======      ======    ======     ======     ======    ======

Total Return (b)..................    3.98%*      5.87%     4.21%      5.28%      5.46%     1.27%
Net Assets at End of the Period
  (In millions)...................   $953.5      $766.1    $560.9     $579.1     $607.1    $621.5
Ratio of Expenses to Average Net
  Assets..........................     .84%        .91%      .89%       .86%       .87%      .91%
Ratio of Net Investment Income to
  Average Net Assets..............    5.53%       5.74%     6.07%      5.99%      5.88%     5.91%
Portfolio Turnover................      22%*        16%       14%        14%        22%       37%

*   Non-Annualized

(a) As required, effective October 31, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets from 5.95% to 5.99%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Based on average shares outstanding.

 40                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                   YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                     MARCH 31,     ------------------------------------------------
                                      2005        2004      2003     2002 (A)     2001      2000
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $12.99      $13.02    $13.20     $13.24     $13.27    $13.90
                                     ------      ------    ------     ------     ------    ------
  Net Investment Income...........      .31(c)      .65(c)    .69(c)     .70        .68       .69
  Net Realized and Unrealized
    Gain/Loss.....................      .15        (.01)     (.25)      (.12)      (.06)     (.64)
                                     ------      ------    ------     ------     ------    ------
Total from Investment
  Operations......................      .46         .64       .44        .58        .62       .05
Less Distributions from Net
  Investment Income...............      .33         .67       .62        .62        .65       .68
                                     ------      ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $13.12      $12.99    $13.02     $13.20     $13.24    $13.27
                                     ======      ======    ======     ======     ======    ======

Total Return (b)..................    3.59%*      5.07%     3.42%      4.49%      4.71%      .48%
Net Assets at End of the Period
  (In millions)...................   $133.5      $123.8    $115.6     $149.5     $176.5    $221.4
Ratio of Expenses to Average Net
  Assets..........................    1.60%       1.67%     1.64%      1.62%      1.63%     1.67%
Ratio of Net Investment Income to
  Average Net Assets..............    4.78%       5.00%     5.32%      5.23%      5.12%     5.15%
Portfolio Turnover................      22%*        16%       14%        14%        22%       37%

*   Non-Annualized

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01, and increase the ratio of net investment income to average net assets from 5.19% to 5.23%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4% charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Based on average shares outstanding.

See Notes to Financial Statements                                             41

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                   YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                     MARCH 31,     ------------------------------------------------
                                      2005        2004      2003     2002 (A)     2001      2000
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $13.09      $13.11    $13.20     $13.24     $13.27    $13.90
                                     ------      ------    ------     ------     ------    ------
  Net Investment Income...........      .31(d)      .64(d)    .79(d)     .70        .68       .69
  Net Realized and Unrealized
    Gain/Loss.....................      .15         .01      (.26)      (.12)      (.06)     (.64)
                                     ------      ------    ------     ------     ------    ------
Total from Investment
  Operations......................      .46         .65       .53        .58        .62       .05
Less Distributions from Net
  Investment Income...............      .33         .67       .62        .62        .65       .68
                                     ------      ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $13.22      $13.09    $13.11     $13.20     $13.24    $13.27
                                     ======      ======    ======     ======     ======    ======

Total Return (b)..................    3.56%*      5.10%(e)  4.10%(c)   4.49%      4.71%      .48%
Net Assets at End of the Period
  (In millions)...................   $124.9      $ 84.0    $ 34.3     $ 38.5     $ 44.4    $ 49.1
Ratio of Expenses to Average Net
  Assets..........................    1.59%       1.65%(e)  1.64%      1.62%      1.62%     1.67%
Ratio of Net Investment Income to
  Average Net Assets..............    4.77%       4.94%(e)  6.00%(c)   5.23%      5.13%     5.15%
Portfolio Turnover................      22%*        16%       14%        14%        22%       37%

*   Non-Annualized

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01, and increase the ratio of net investment income to average net assets from 5.19% to 5.23%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .68% and .69%, respectively.

(d) Based on average shares outstanding.

(e) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less that 1% (See footnote 6).

 42                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Strategic Municipal Income Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide investors a high level of current income exempt from federal income tax primarily through investment in a diversified portfolio of medium- and lower-grade municipal securities. The Fund commenced investment operations on June 28, 1985. The distribution of the Fund's Class B and Class C shares commenced on April 30, 1993 and August 13, 1993, respectively. The Fund registered Class I Shares on December 30, 2004. There were no sales of Class I Shares for the period ended March 31, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At March 31, 2005, the Fund had $30,480,257 of when-issued or delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At September 30, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $72,989,958, which will expire according to the following schedule.

AMOUNT                                                            EXPIRATION
$ 9,854,061.................................................  September 30, 2005
  1,076,939.................................................  September 30, 2006
  9,610,374.................................................  September 30, 2008
 10,147,307.................................................  September 30, 2009
 16,221,240.................................................  September 30, 2010
 22,472,916.................................................  September 30, 2011
  3,607,121.................................................  September 30, 2012

    At March 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $1,219,115,003
                                                              ==============
Gross tax unrealized appreciation...........................  $   39,849,348
Gross tax unrealized depreciation...........................     (35,073,232)
                                                              --------------
Net tax unrealized appreciation on investments..............  $    4,776,116
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended September 30, 2004 is as follows:

                                                                2004
Distributions paid from:
  Ordinary income...........................................  $115,296
  Long-term capital gain....................................       -0-
                                                              --------
                                                              $115,296
                                                              ========

    As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $1,403

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses related to wash sale transactions and the capitalization of reorganization and restructuring costs, and losses recognized for tax purposes but not for book purposes.

F. EXPENSE REDUCTIONS During the six months ended March 31, 2005, the Fund's custody fee was reduced by $20,072 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .50%
Over $500 million...........................................     .45%

    For the six months ended March 31, 2005, the Fund recognized expenses of approximately $6,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended March 31, 2005, the Fund recognized expenses of approximately $44,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the six months ended March 31, 2005, the Fund recognized expenses of approximately $222,300 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $138,024 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At March 31, 2005, capital aggregated $1,034,009,310, $151,726,739 and
$127,370,100 for Classes A, B and C, respectively. For the six months ended March 31, 2005, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................  19,272,508    $ 252,873,528
  Class B...................................................   1,971,217       25,816,152
  Class C...................................................   3,892,543       51,428,143
                                                              ----------    -------------
Total Sales.................................................  25,136,268    $ 330,117,823
                                                              ==========    =============
Dividend Reinvestment:
  Class A...................................................   1,266,657    $  16,616,131
  Class B...................................................     155,665        2,040,382
  Class C...................................................     111,042        1,466,775
                                                              ----------    -------------
Total Dividend Reinvestment.................................   1,533,364    $  20,123,288
                                                              ==========    =============
Repurchases:
  Class A...................................................  (6,840,481)   $ (89,410,422)
  Class B...................................................  (1,482,100)     (19,416,641)
  Class C...................................................    (978,262)     (12,900,053)
                                                              ----------    -------------
Total Repurchases...........................................  (9,300,843)   $(121,727,116)
                                                              ==========    =============

    At September 30, 2004, capital aggregated $853,930,073, $143,286,846 and
$87,375,235 for Classes A, B and C, respectively. For the year ended September 30, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   20,778,883    $ 270,278,898
  Class B...................................................    2,866,387       37,221,319
  Class C...................................................    4,630,792       60,645,501
                                                              -----------    -------------
Total Sales.................................................   28,276,062    $ 368,145,718
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    1,924,479    $  24,925,465
  Class B...................................................      282,301        3,654,185
  Class C...................................................      141,730        1,845,236
                                                              -----------    -------------
Total Dividend Reinvestment.................................    2,348,510    $  30,424,886
                                                              ===========    =============
Repurchases:
  Class A...................................................   (6,820,426)   $ (88,176,943)
  Class B...................................................   (2,498,494)     (32,303,015)
  Class C...................................................     (970,228)     (12,608,650)
                                                              -----------    -------------
Total Repurchases...........................................  (10,289,148)   $(133,088,608)
                                                              ===========    =============

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

    Class B Shares purchased on or after June 1, 1996 and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares seven years after the end of the calendar month in which the shares were purchased. For the six months ended March 31, 2005 and the year ended September 30, 2004, 662,592 and 351,113 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares are purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended March 31, 2005 and the year ended September 30, 2004, 45,914 and 0 Class C Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within six years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   3.75%               None
Third.......................................................   3.50%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth.......................................................   1.00%               None
Seventh and Thereafter......................................    None               None

    For the six months ended March 31, 2005, Van Kampen, as distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $627,000 and CDSC on redeemed shares of approximately $110,000. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $488,841,428 and $234,092,284, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to manage the portfolio's effective yield, maturity and duration, or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counter parties to meet the terms of their contracts.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Fund's effective maturity and duration. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended March 31, 2005, were as follows:

                                                              CONTRACTS
Outstanding at September 30, 2004...........................      -0-
Futures Opened..............................................    2,700
Futures Closed..............................................   (1,850)
                                                               ------
Outstanding at March 31, 2005...............................      850
                                                               ======

    The futures contracts outstanding as of March 31, 2005, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bonds Futures June 2005 (Current Notional
  Value of $111,375 per contract)...........................     450         $(453,362)
U.S. Treasury Notes 10-Year Futures June 2005 (Current
  Notional Value of $109,266 per contract)..................     400          (223,475)
                                                                 ---         ---------
                                                                 850         $(676,837)
                                                                 ===         =========

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to 0.25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $2,710,700 and $325,900 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended March 31, 2005, are payments retained by Van Kampen of approximately $816,800 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $38,100.

7. LEGAL MATTERS.

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and later trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN* - President and Chief Executive Officer
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 139, 399, 539
STMI SAR 5/05 RN05-01068P-Y03/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen California Insured Tax Free Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/05

                                A SHARES               B SHARES               C SHARES
                             since 12/13/85          since 4/30/93          since 8/13/93
--------------------------------------------------------------------------------------------
                                        W/MAX                  W/MAX                  W/MAX
                                        3.25%                  3.00%                  1.00%
AVERAGE ANNUAL             W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS               CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since Inception              7.00%       6.82%      5.00%       5.00%      4.51%       4.51%

10-year                      5.87        5.52       5.41        5.41       5.11        5.11

5-year                       6.10        5.40       5.51        5.51       5.33        5.33

1-year                       2.39       -0.94       2.43       -0.53       1.74        0.76

6-month                      1.08       -2.23       1.08       -1.89       0.71       -0.28
--------------------------------------------------------------------------------------------

SEC Yield                         2.97%                  2.29%                  2.32%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 3.25 percent for Class A shares, a contingent deferred sales charge of 3.00 percent for Class B shares (in year one and declining to zero after year four), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

FOR THE 6-MONTH PERIOD ENDED MARCH 31, 2005

Van Kampen California Insured Tax Free Fund is managed by the Adviser's Municipal Fixed-Income team.(1) Members of the team include Dennis S. Pietrzak and John R. Reynoldson, Executive Directors of the Adviser; and Joseph A. Piraro, Vice President of the Adviser.

MARKET CONDITIONS

The six-month period ended March 31, 2005, was characterized by continued short-term interest rate increases, and the specter of rising inflation resulting from record-high crude oil prices. The Federal Open Market Committee (the "Fed") raised the federal funds target rate 100 basis points during the period through a series of four, "measured" 0.25 percent tightenings to 2.75 percent by the end of March. Although rates in the short and intermediate areas of the yield curve shifted upward as the Fed tightened, long-term interest rates fell as buyers did not seem deterred by the prospect of rising inflation. As a result, the yield curve (the difference between short and longer-term yields) flattened and the long end of the municipal market handily outperformed the shorter end.

The municipal market in total posted positive returns during the period, though it was not uniformly strong. In contrast to the strong showing by longer-term bonds, shorter-term municipals were hampered by the Fed's tightening and turned in a slightly negative showing. Within the investment-grade segment of the market, yield differentials between BBB-rated municipals and AAA-rated securities were flat to slightly wider, though BBB-rated securities still outperformed high grades due to their higher coupons, while securities rated below investment grade strongly outperformed as investors sought out their higher yields.

The Fed's interest rate hikes did not dampen investors' appetites for municipal bonds, as net inflows into municipal bond funds topped $700 million during the period. The supply of new issues was modest during the closing months of 2004 (the first half of the period) before soaring in the opening months of 2005 as long-term issuers rushed to bring securities to market in anticipation of additional interest rate increases in the near term.

From a credit perspective, the state of California has made some positive strides. The California government's measures to stem current and projected budget deficits have been met with broad approval by investors. This in turn has resulted in improved demand for California bonds and a general rise in bond prices. During the period, the state maintained its position as the leading issuer of new municipal debt. More than half of the new issuance which came to market was protected by credit insurance, which was helpful for us as we attempted to put cash to work.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The fund returned 1.08 percent for the six months ended March 31, 2005 (Class A shares, unadjusted for sales charge). In comparison, the fund's benchmark index, the Lehman Brothers Municipal Bond Index, returned 1.21 percent for the period.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2005

------------------------------------------------------------------------------
                                                      LEHMAN BROTHERS
                      CLASS A   CLASS B   CLASS C   MUNICIPAL BOND INDEX

                       1.08%     1.08%     0.71%           1.21%
------------------------------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

The fund's performance relative to its benchmark was in large part the result of its positioning along the yield curve. One of our primary strategies in managing the fund was to take advantage of compelling opportunities in the 25- to 30-year segment of the market. We focused here on purchasing securities with premium (that is, above-market) coupons and moderate interest rate sensitivity. While we believe these securities offer strong total return potential, they did boost the fund's exposure during the period to a segment of the California market which underperformed relative to the broader, national benchmark.

Our purchases of these securities were funded by the proceeds of sales of several shorter-maturity positions, many of which had been refunded during the period. This was part of our ongoing strategy of positioning the fund for an environment of rising short-term interest rates by limiting the fund's exposure to that segment of the market.

In terms of purchases, we continued to favor the essential services segments of the market, such as education and transportation. In turn, we avoided the housing sector out of concerns about those bonds' structural characteristics. We also avoided zero coupon bonds. This approach resulted in a portfolio that remained well diversified across the major segments of the California municipal bond market. Tax districts, public education, higher education, public building and general purpose represented the portfolio's top exposures. Because the fund focuses on bonds that offer the credit enhancement of insurance, the entire portfolio was rated AAA at the close of the period.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

RATINGS ALLOCATIONS AS OF 3/31/05           TOP 5 SECTORS AS OF 3/31/05
AAA/Aaa                         100%        Tax District                  21.8%
                                            Public Education              18.9
                                            Higher Education              13.6
                                            Public Building               13.4
                                            General Purpose               12.3

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Ratings allocations is as a percentage of total investments. Top 5 sectors percentages are as a percentage of long-term investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Standard & Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

       You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction cost, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/04 - 03/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, and $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/04          3/31/05       10/1/04-3/31/05
Class A
  Actual.....................................    $1,000.00        $1,010.79          $ 4.51
  Hypothetical...............................     1,000.00         1,020.43            4.53
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,010.75            4.56
  Hypothetical...............................     1,000.00         1,021.03            4.58
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,007.07            7.76
  Hypothetical...............................     1,000.00         1,017.23            7.80
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 0.91%, and 1.55% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          CALIFORNIA MUNICIPAL BONDS  100.3%
$1,925    Alhambra, CA City Elem Sch Dist Cap Apprec Ser A
          (FSA Insd) (a)..................................   *      09/01/20   $    903,787
 1,000    Anaheim, CA Pub Fin Auth Rev Elec Sys Generation
          Ser B Rfdg (FSA Insd)........................... 5.000%   10/01/16      1,060,590
 2,000    Anaheim, CA Pub Fin Auth Tax Alloc Rev (MBIA
          Insd) (b)....................................... 11.021   12/28/18      2,421,440
 1,430    Bay Area Govt Assn CA Lease Rev Cap Proj Ser A
          (AMBAC Insd) (a)................................ 5.250    07/01/17      1,543,356
 2,735    Bay Area Govt Assn CA Lease West Sacramento Ser
          A (XLCA Insd) (a)............................... 5.000    09/01/29      2,801,980
 1,070    Bonita, CA Uni Sch Dist Election 2004 Ser A
          (MBIA Insd)..................................... 5.250    08/01/24      1,141,893
 1,000    Bonita, CA Uni Sch Dist Election 2004 Ser A
          (MBIA Insd)..................................... 5.000    08/01/28      1,038,860
 1,730    Brea & Olinda, CA Uni Sch Dist Ser A Rfdg (FSA
          Insd) (a)....................................... 5.500    08/01/17      1,902,879
 1,850    Brea & Olinda, CA Uni Sch Dist Ser A Rfdg (FSA
          Insd) (a)....................................... 5.500    08/01/18      2,030,708
   455    Calexico, CA Cmnty Redev Agy Tax Alloc Merged
          Cent Bus & Residential Ser C (AMBAC Insd)....... 5.000    08/01/28        470,374
 7,000    California Edl Fac Auth Rev Univ Of The Pacific
          (MBIA Insd)..................................... 5.875    11/01/20      7,780,080
 2,000    California Infrastructure & Econ Dev Bk Rev Bay
          Area Toll Brdgs First Lien Ser A (FGIC Insd).... 5.000    07/01/29      2,068,840
 1,050    California Spl Dist Assn Fin Corp Ctf Part Pgm
          Ser DD (FSA Insd) (a)........................... 5.625    01/01/27      1,108,180
 1,250    California St (FGIC Insd)....................... 6.250    09/01/12      1,456,375
 2,385    California St (XLCA Insd) (a)................... 6.250    09/01/12      2,768,675
 1,200    California St Dept Trans Ctf Ser A Rfdg (MBIA
          Insd)........................................... 5.250    03/01/16      1,269,252
 2,000    California St Dept Vet Affairs Ser A (AMBAC
          Insd)........................................... 5.300    12/01/21      2,088,060
 1,000    California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd)........................................... 5.500    05/01/16      1,106,490
 1,000    California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd)........................................... 5.375    05/01/18      1,086,320
 2,500    California St Dept Wtr Res Pwr Supply Rev Rite
          Ser B (MBIA Insd) (Acquired 09/08/03, Cost
          $2,676,175) (a) (b) (c)......................... 7.816    05/01/11      2,925,450
 2,500    California St Pub Wks Brd Lease Dept Corrections
          Ten Admin Ser A (AMBAC Insd).................... 5.250    03/01/17      2,661,475
 4,125    California St Pub Wks Brd Lease Rev CA St Univ
          Ser A Rfdg (AMBAC Insd) (a)..................... 5.500    10/01/14      4,365,034
 7,750    California St Rfdg (FGIC Insd).................. 5.000    02/01/23      8,014,662
 1,000    California St Univ Rev & Colleges Systemwide Ser
          A (AMBAC Insd).................................. 5.375    11/01/18      1,090,920

 8                                             See Notes to Financial Statements

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$1,000    California St Univ Rev Systemwise Ser A (AMBAC
          Insd) (d)....................................... 5.000%   11/01/28   $  1,041,370
 1,000    Carson, CA Redev Agy Redev Proj Area No 1 Tax
          Alloc (MBIA Insd)............................... 5.500    10/01/15      1,121,200
 2,000    Castaic Lake Wtr Agy CA Ctf Part Wtr Sys Impt
          Proj Ser A Rfdg (MBIA Insd)..................... 7.000    08/01/12      2,421,800
 3,000    Castaic Lake Wtr Agy CA Rev Ctf Part Ser A (MBIA
          Insd)........................................... 5.250    08/01/23      3,178,140
 1,415    Cerritos, CA Cmnty College Election 2004 Ser A
          (MBIA Insd)..................................... 5.000    08/01/26      1,468,897
 1,735    Cerritos, CA Cmnty College Election 2004 Ser A
          (MBIA Insd)..................................... 5.000    08/01/28      1,797,061
 1,205    Channel Islands Beach, CA Cmnty Svcs Dist Ctf
          Part CA Spl Dist Fin Proj BB (FSA Insd) (a)..... 5.700    09/01/21      1,295,929
 1,160    Coachella, CA Fin Auth Tax Proj 1 & 2 Ser A Rfdg
          (XLCA Insd) (a)................................. 5.250    12/01/30      1,222,396
 3,400    Contra Costa, CA Cmnty College Election 2002
          (MBIA Insd)..................................... 5.000    08/01/29      3,529,506
 1,000    East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA
          Insd)........................................... 5.000    06/01/21      1,041,690
 1,300    Folsom Cordova, CA Uni Sch Dist Sch Fac Impt
          Dist No 2 Ser A (MBIA Insd)..................... 5.375    10/01/17      1,421,160
 1,360    Folsom, CA Pub Fin Auth City Hall & Cmnty Ctr
          Rfdg (FSA Insd) (a)............................. 5.000    10/01/16      1,449,814
 1,480    Fontana, CA Redev Agy Tax Alloc Dwntwn Redev
          Proj Rfdg (MBIA Insd)........................... 5.000    09/01/21      1,528,381
 1,040    Fontana, CA Uni Sch Dist Rfdg (MBIA Insd)....... 5.250    05/01/20      1,119,685
 1,850    Franklin McKinley CA Sch Dist Election 2004 Ser
          A (FGIC Insd) (d)............................... 5.000    08/01/29      1,905,426
   650    Fresno, CA Jt Pwrs Fin Auth Ser A (FSA Insd).... 5.000    06/01/17        686,666
   590    Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA Insd)
          (a)............................................. 5.900    08/01/17        692,153
   630    Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA Insd)
          (a)............................................. 5.900    08/01/18        741,491
   675    Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA Insd)
          (a)............................................. 5.900    08/01/19        797,026
   720    Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA Insd)
          (a)............................................. 5.900    08/01/20        853,243
 2,000    Glendale, CA Redev Agy Tax Ctr Glendale Redev
          Proj (MBIA Insd)................................ 5.250    12/01/20      2,140,680
 2,425    Glendora, CA Pub Fin Auth Tax Alloc Proj No 1
          Ser A (MBIA Insd)............................... 5.000    09/01/24      2,511,669
 1,750    Hacienda La Puente, CA Uni Sch Dist Ser A (MBIA
          Insd)........................................... 5.500    08/01/20      1,909,547
 2,230    Hanford, CA High Sch Dist Election 1998 Ser C
          (MBIA Insd) (a)................................. 5.700    08/01/28      2,486,851

See Notes to Financial Statements                                              9

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$1,250    Hemet, CA Uni Sch Dist Ctf Part Nutrition Ctr
          Proj (FSA Insd)................................. 5.875%   04/01/27   $  1,333,588
 2,500    Huntington Beach, CA High Election 2004 (FSA
          Insd)........................................... 5.000    08/01/26      2,602,975
 2,000    Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA
          Insd)........................................... 5.250    11/01/23      2,119,620
 1,950    Imperial Irr Dist CA Ctf Part Wtr Sys Proj
          (AMBAC Insd) (a)................................ 5.000    07/01/19      2,037,575
 2,000    Inglewood, CA Redev Agy Tax Alloc Merged Redev
          Proj Ser A Rfdg (AMBAC Insd).................... 5.250    05/01/23      2,199,080
 1,715    Irvine, CA Pub Fac & Infrastructure Ser B (AMBAC
          Insd) (a)....................................... 5.000    09/02/23      1,773,722
 2,000    La Canada, CA Uni Sch Dist Election 2004 Ser A
          (MBIA Insd)..................................... 5.500    08/01/28      2,188,420
 2,000    La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)... 5.250    09/01/24      2,130,620
 2,000    La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)... 5.000    09/01/29      2,070,560
 2,000    La Quinta, CA Redev Agy Tax Alloc Redev Proj
          Area No 1 (AMBAC Insd).......................... 5.000    09/01/22      2,089,280
 1,000    Livermore-Amador Vly Wtr Mgmt Agy CA Swr Rev Ser
          A (AMBAC Insd).................................. 5.250    08/01/16      1,083,520
 1,500    Long Beach Ca Bd Fin Auth Rev Redev Hsg & Gas
          Util Fing A 1 (AMBAC Insd)...................... 5.000    08/01/35      1,539,495
 1,000    Long Beach, CA Bd Fin Auth Lease Rev Rainbow
          Harbor Refin Proj Ser A (AMBAC Insd)............ 5.250    05/01/24      1,063,030
 1,260    Long Beach, CA Bd Fin Auth Pub Lease Safety Fac
          Proj (AMBAC Insd) (a)........................... 5.250    11/01/16      1,370,263
 1,545    Long Beach, CA Bd Fin Auth Pub Lease Safety Fac
          Proj (AMBAC Insd) (a)........................... 5.250    11/01/20      1,654,340
 2,740    Los Angeles Cnty, CA Ctf Part Antelope Vly
          Courthouse Ser A (AMBAC Insd)................... 5.750    11/01/16      3,033,290
 1,000    Los Angeles Cnty, CA Ctf Part Disney Pkg Proj
          Rfdg (AMBAC Insd)............................... 4.750    03/01/23      1,005,420
 1,000    Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev
          Prop A First Tier Sr Ser C Rfdg (AMBAC Insd).... 5.000    07/01/23      1,034,900
 1,235    Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev
          Prop C Second Tier Sr Ser A Rfdg (FGIC Insd).... 5.000    07/01/15      1,312,570
 1,000    Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev
          Prop C Second Tier Sr Ser A Rfdg (FGIC Insd).... 5.000    07/01/16      1,061,240
 1,265    Los Angeles Cnty, CA Schs Regionalized Business
          Svcs Ctf Partn Cap Apprec Pooled Fin Ser A
          (AMBAC Insd)....................................   *      08/01/24        465,798
   237    Los Angeles Cnty, CA Tran Comm Lease Rev RR
          Lease Ltd (FSA Insd)............................ 7.375    12/15/06        239,387
 3,000    Los Angeles, CA Cmnty College Election 2001 Ser
          A Rfdg (FSA Insd)............................... 5.000    08/01/25      3,139,110
 1,975    Los Angeles, CA Ctf Part Real Ppty Pgm Ser T
          (MBIA Insd) (a)................................. 5.000    02/01/19      2,061,347

 10                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$2,000    Los Angeles, CA Dept Wtr & Pwr Sys Ser C (MBIA
          Insd)........................................... 5.000%   07/01/26   $  2,067,960
 2,380    Los Angeles, CA Mtg Rev FHA Security 8 Asstd
          Proj Ser A Rfdg (MBIA Insd)..................... 6.100    07/01/25      2,386,831
 1,375    Los Angeles, CA Spl Assmt Landscaping & Ltg Dist
          No 96 Ser 1 (AMBAC Insd) (a).................... 5.000    03/01/21      1,425,765
 1,000    Lynwood, CA Uni Sch Dist 2002 Election Ser A
          (FSA Insd)...................................... 5.000    08/01/27      1,036,120
 1,500    Modesto, CA Irr Dist Ctf Part Cap Impts Ser A
          (FSA Insd)...................................... 5.250    07/01/18      1,610,415
 1,105    Monrovia, CA Fin Auth Lease Rev Hillside
          Wilderness Preserve (AMBAC Insd)................ 5.000    12/01/20      1,165,145
 2,000    Montclair, CA Redev Agy Tax Redev Proj No V Rfdg
          (MBIA Insd)..................................... 5.000    10/01/20      2,082,440
 1,000    Mount Pleasant, CA Elem Sch Dist 1998 Election
          Ser C (FSA Insd)................................ 5.500    03/01/26      1,081,760
 1,570    Mountain View, CA Shoreline Tax Alloc Ser A
          (MBIA Insd) (a)................................. 5.250    08/01/16      1,702,806
   370    M-S-R Pub Pwr Agy CA San Juan Proj Rev Adj Sub
          Lien Ser E (MBIA Insd).......................... 6.000    07/01/22        375,624
 1,105    National City, CA Cmnty Dev Com Redev Proj Ser B
          Rfdg (AMBAC Insd)............................... 5.250    08/01/32      1,168,670
 2,000    Natomas, CA Uni Sch Dist Rfdg (FGIC Insd)....... 5.250    09/01/16      2,157,640
 1,250    North City West, CA Sch Fac Fin Auth Spl Tax Ser
          B Rfdg (FSA Insd)............................... 5.750    09/01/15      1,324,288
 2,000    North Orange Cnty, CA Cmnty Rfdg (MBIA Insd)
          (d)............................................. 5.000    08/01/23      2,101,200
 1,000    Novato, CA Uni Sch Dist (FSA Insd) (d).......... 5.000    08/01/28      1,038,860
 3,915    Oak Grove, CA Sch Dist 1995 Election (FGIC
          Insd)........................................... 5.250    08/01/25      4,141,052
 1,000    Oakland, CA Uni Sch Dist Alameda Cnty (FSA
          Insd)........................................... 5.000    08/01/17      1,046,710
 1,300    Oceanside, CA Ctf Part Ser A Rfdg (AMBAC
          Insd)........................................... 5.200    04/01/23      1,367,613
 1,930    Ontario, CA Redev Fin Auth Rev Proj No 1 Ctr
          City & Cimarron (MBIA Insd)..................... 5.250    08/01/15      2,091,097
 3,025    Orange Cnty, CA Pub Fin Auth Lease Rev Juvenile
          Justice Ctr Fac Rfdg (AMBAC Insd)............... 5.375    06/01/17      3,299,428
 5,000    Orange Cnty, CA Recovery Ctf Part Ser A (MBIA
          Insd)........................................... 5.800    07/01/16      5,279,000
 1,145    Pacifica, CA Wastewtr Rev Rfdg (AMBAC Insd)..... 5.000    10/01/25      1,189,312
 1,340    Palm Springs, CA Fin Lease Rev Convention Ctr
          Proj Ser A Rfdg (MBIA Insd)..................... 5.250    11/01/19      1,439,616
 2,500    Perris, CA Uni High Sch Dist Ser A (FGIC
          Insd)........................................... 5.000    09/01/26      2,604,000
 2,020    Pomona, CA Pub Fin Auth Rev Merged Redev Proj
          Ser AD (MBIA Insd) (a).......................... 5.000    02/01/15      2,139,685
 1,110    Pomona, CA Pub Fin Auth Rev Merged Redev Proj
          Ser AD (MBIA Insd) (a).......................... 5.000    02/01/16      1,175,768

See Notes to Financial Statements                                             11

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$1,360    Port Hueneme, CA Ctf Part Cap Impt Pgm Rfdg
          (MBIA Insd)..................................... 6.000%   04/01/19   $  1,606,813
 1,055    Poway, CA Redev Agy Tax Alloc Paguay Redev Proj
          (AMBAC Insd) (a)................................ 5.375    06/15/20      1,137,723
 3,000    Rancho Cucamonga, CA Redev Agy Rancho Redev Proj
          (MBIA Insd)..................................... 5.375    09/01/25      3,193,920
 1,680    Rancho, CA Wtr Dist Spl Tax Cmnty Fac Dist 883
          Ser A Rfdg (AMBAC Insd)......................... 6.000    09/01/17      1,735,843
 1,000    Redding, CA Elec Sys Rev Ctf Part (Escrowed to
          Maturity) (MBIA Insd) (b)....................... 10.546   07/01/22      1,425,630
 1,400    Redding, CA Redev Agy Tax Alloc Canby Hilltop
          Cypress Redev Ser A (MBIA Insd)................. 5.000    09/01/23      1,462,104
 2,000    Rialto, CA Spl Tax Cmnty Fac Dist 87-1 Rfdg (FSA
          Insd)........................................... 5.625    09/01/18      2,111,960
 1,000    Riverside Cnty, CA Ctf Part Historic Courthouse
          Proj (MBIA Insd)................................ 5.875    11/01/27      1,079,010
 1,310    Rowland, CA Uni Sch Dist Ser A (FSA Insd)....... 5.500    09/01/20      1,430,821
 1,000    Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC
          Insd)........................................... 5.000    12/01/33      1,024,310
 1,500    San Diego Cnty, CA Ctf Part Edgemoor Proj & Regl
          Sys Rfdg (AMBAC Insd)........................... 5.000    02/01/23      1,564,425
 1,500    San Francisco, CA City & Cnty Redev Fin Auth Tax
          Alloc San Francisco Redev Proj Ser A (FSA
          Insd)........................................... 5.000    08/01/15      1,570,170
 2,000    San Francisco, CA City & Cnty Second Ser Issue
          26B (FGIC Insd)................................. 5.000    05/01/22      2,070,080
 1,000    San Jose, CA Arpt Rev Ser A Rfdg (FSA Insd)..... 5.375    03/01/17      1,089,330
 2,675    San Jose, CA Fin Auth Lease Rev Convention Ctr
          Proj Ser F Rfdg (MBIA Insd)..................... 5.000    09/01/17      2,823,115
 1,000    San Leandro, CA Ctf Part Lib & Fire Stations Fin
          (AMBAC Insd).................................... 5.750    11/01/29      1,104,890
 1,000    San Leandro, CA Jt Proj Area Fin (MBIA Insd).... 5.100    12/01/26      1,036,580
 1,460    San Marcos, CA Redev Agy Tax Alloc (FSA Insd)... 5.375    08/01/25      1,553,659
 1,340    Sanger, CA Uni Sch Dist Ctf Cap Impt Prog (FSA
          Insd) (a)....................................... 5.000    03/01/25      1,380,602
 2,000    Santa Fe Springs, CA Cmnty Dev Comm Tax Alloc
          Ser A Rfdg (MBIA Insd) (a)...................... 5.375    09/01/20      2,149,220
 2,065    Santa Fe Springs, CA Cmnty Dev Comm Tax Alloc
          Ser A Rfdg (MBIA Insd).......................... 5.375    09/01/21      2,219,070
 2,450    Santa Monica, CA Cmnty College Ser A Rfdg (AMBAC
          Insd) (a)....................................... 5.250    02/01/23      2,599,989
 1,000    Shasta, CA Jt Pwrs Fin Auth Cnty Admin Bldg Proj
          Ser A (MBIA Insd)............................... 5.250    04/01/22      1,058,530
 1,000    South Gate, CA Pub Fin Auth South Gate Redev
          Proj No 1 (XLCA Insd)........................... 5.750    09/01/22      1,117,660
 2,750    Southern CA Pub Pwr Transmission Rev Southn
          Transmission Sub Ser A Rfdg (FSA Insd).......... 5.250    07/01/16      2,981,413
 1,195    Sweetwater, CA Auth Wtr Rev (FSA Insd).......... 5.250    04/01/16      1,289,931

 12                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$2,150    Temecula, CA Redev Agy Tax Alloc Rev Temecula
          Redev Proj No 1 (MBIA Insd)..................... 5.125%   08/01/27   $  2,202,396
 1,000    University of CA Rev Multi Purp Proj Ser F (FGIC
          Insd)........................................... 5.000    09/01/16      1,035,800
 1,000    University of CA Rev Multi Purp Proj Ser M (FGIC
          Insd)........................................... 5.125    09/01/17      1,068,830
 1,000    University of CA Rev Resh Fac Ser E (AMBAC
          Insd)........................................... 5.000    09/01/19      1,049,270
 1,540    Vallejo City, CA Uni Sch Dist Ser A Rfdg (MBIA
          Insd)........................................... 5.900    02/01/20      1,814,567
 2,000    Ventura Cnty, CA Ctf Part Pub Fin Auth Ser I
          (FSA Insd)...................................... 5.250    08/15/16      2,141,080
                                                                               ------------

TOTAL LONG-TERM INVESTMENTS  100.3%
  (Cost $222,990,266).......................................................    235,704,157
SHORT-TERM INVESTMENTS  1.5%
  (Cost $3,615,000).........................................................      3,615,000
                                                                               ------------

TOTAL INVESTMENTS  101.8%
  (Cost $226,605,266).......................................................    239,319,157
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.8%)...............................     (4,203,754)
                                                                               ------------

NET ASSETS  100.0%..........................................................   $235,115,403
                                                                               ============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) The Fund owns 100% of the bond issuance.

(b) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(c) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.24% of net assets.

(d) Security purchased on a when-issued or delayed delivery basis.

See Notes to Financial Statements                                             13

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

AMBAC--AMBAC Indemnity Corp.

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

 14                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $226,605,266).......................  $239,319,157
Cash........................................................        73,425
Receivables:
  Interest..................................................     2,597,102
  Fund Shares Sold..........................................       329,515
Other.......................................................       129,521
                                                              ------------
    Total Assets............................................   242,448,720
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     6,079,743
  Fund Shares Repurchased...................................       505,932
  Income Distributions......................................       223,692
  Distributor and Affiliates................................       172,242
  Investment Advisory Fee...................................        94,584
Trustees' Deferred Compensation and Retirement Plans........       190,644
Accrued Expenses............................................        66,480
                                                              ------------
    Total Liabilities.......................................     7,333,317
                                                              ------------
NET ASSETS..................................................  $235,115,403
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $220,589,447
Net Unrealized Appreciation.................................    12,713,891
Accumulated Net Realized Gain...............................     1,111,055
Accumulated Undistributed Net Investment Income.............       701,010
                                                              ------------
NET ASSETS..................................................  $235,115,403
                                                              ============
NET ASSET VALUE PER COMMON SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $186,356,817 and 10,000,321 shares of
    beneficial interest issued and outstanding).............  $      18.64
    Maximum sales charge (3.25%* of offering price).........           .63
                                                              ------------
    Maximum offering price to public........................  $      19.27
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $37,397,036 and 1,989,061 shares of
    beneficial interest issued and outstanding).............  $      18.80
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $11,361,550 and 609,487 shares of
    beneficial interest issued and outstanding).............  $      18.64
                                                              ============

*   On sales of $25,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             15

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended March 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 5,647,637
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      556,160
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $228,529, $50,234 and $52,730,
  respectively).............................................      331,493
Shareholder Services........................................       70,756
Legal.......................................................       23,550
Trustees' Fees and Related Expenses.........................       12,749
Custody.....................................................       10,054
Other.......................................................      102,866
                                                              -----------
    Total Expenses..........................................    1,107,628
    Less Credits Earned on Cash Balances....................        1,583
                                                              -----------
    Net Expenses............................................    1,106,045
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 4,541,592
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 1,149,501
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   16,035,924
  End of the Period.........................................   12,713,891
                                                              -----------
Net Unrealized Depreciation During the Period...............   (3,322,033)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(2,172,532)
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 2,369,060
                                                              ===========

 16                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED       YEAR ENDED
                                                          MARCH 31, 2005    SEPTEMBER 30, 2004
                                                         -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................    $  4,541,592        $  9,754,874
Net Realized Gain......................................       1,149,501           1,219,512
Net Unrealized Depreciation During the Period..........      (3,322,033)           (811,824)
                                                           ------------        ------------
Change in Net Assets from Operations...................       2,369,060          10,162,562
                                                           ------------        ------------

Distributions from Net Investment Income:
  Class A Shares.......................................      (3,633,687)         (7,229,603)
  Class B Shares.......................................        (629,669)         (1,397,557)
  Class C Shares.......................................        (190,141)           (466,320)
                                                           ------------        ------------
                                                             (4,453,497)         (9,093,480)
                                                           ------------        ------------

Distributions from Net Realized Gain:
  Class A Shares.......................................      (1,194,255)                -0-
  Class B Shares.......................................        (256,541)                -0-
  Class C Shares.......................................         (76,525)                -0-
                                                           ------------        ------------
                                                             (1,527,321)                -0-
                                                           ------------        ------------
Total Distributions....................................      (5,980,818)         (9,093,480)
                                                           ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....      (3,611,758)          1,069,082
                                                           ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................      15,226,868          29,982,107
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................       4,268,217           6,394,383
Cost of Shares Repurchased.............................     (17,427,359)        (64,008,093)
                                                           ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....       2,067,726         (27,631,603)
                                                           ------------        ------------
TOTAL DECREASE IN NET ASSETS...........................      (1,544,032)        (26,562,521)
NET ASSETS:
Beginning of the Period................................     236,659,435         263,221,956
                                                           ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $701,010 and $612,915,
  respectively)........................................    $235,115,403        $236,659,435
                                                           ============        ============

See Notes to Financial Statements                                             17

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                   YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                    MARCH 31,     ------------------------------------------------
                                     2005        2004      2003     2002 (c)     2001      2000
                                  --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................    $18.93      $18.84    $19.45     $18.64     $17.67    $17.28
                                    ------      ------    ------     ------     ------    ------
  Net Investment Income.........       .36         .75       .74        .77        .81       .82
  Net Realized and Unrealized
    Gain/Loss...................      (.16)        .06      (.44)       .85        .94       .38
                                    ------      ------    ------     ------     ------    ------
Total from Investment
  Operations....................       .20         .81       .30       1.62       1.75      1.20
                                    ------      ------    ------     ------     ------    ------
Less:
  Distributions from Net
    Investment Income...........       .37         .72       .75        .78        .78       .81
  Distributions from Net
    Realized Gain...............       .12         -0-       .16        .03        -0-       -0-
                                    ------      ------    ------     ------     ------    ------
Total Distributions.............       .49         .72       .91        .81        .78       .81
                                    ------      ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD........................    $18.64      $18.93    $18.84     $19.45     $18.64    $17.67
                                    ======      ======    ======     ======     ======    ======

Total Return (a)................     1.08%*      4.42%     1.67%      9.01%     10.09%     7.20%
Net Assets at End of the Period
  (In millions).................    $186.4      $183.0    $195.4     $200.4     $174.9    $152.5
Ratio of Expenses to Average Net
  Assets (b)....................      .90%        .89%      .87%       .87%       .89%      .98%
Ratio of Net Investment Income
  to Average Net Assets.........     3.88%       4.00%     3.93%      4.18%      4.43%     4.79%
Portfolio Turnover..............        7%*        16%       25%        32%        39%       52%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.25% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchases. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended September 30, 2000.

(c) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.16% to 4.18%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

 18                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                     YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                    MARCH 31,     ----------------------------------------------------
                                     2005        2004        2003       2002 (c)     2001      2000
                                  ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................   $19.03      $18.82      $19.44       $18.65     $17.69    $17.26
                                    ------      ------      ------       ------     ------    ------
  Net Investment Income..........      .37         .72         .60          .63        .67       .68
  Net Realized and Unrealized
    Gain/Loss....................     (.18)        .07        (.45)         .84        .94       .43
                                    ------      ------      ------       ------     ------    ------
Total from Investment
  Operations.....................      .19         .79         .15         1.47       1.61      1.11
                                    ------      ------      ------       ------     ------    ------
Less:
  Distributions from Net
    Investment Income............      .30         .58         .61          .65        .65       .68
  Distributions from Net Realized
    Gain.........................      .12         -0-         .16          .03        -0-       -0-
                                    ------      ------      ------       ------     ------    ------
Total Distributions..............      .42         .58         .77          .68        .65       .68
                                    ------      ------      ------       ------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD.........................   $18.80      $19.03      $18.82       $19.44     $18.65    $17.69
                                    ======      ======      ======       ======     ======    ======

Total Return (a).................    1.08%*(d)   4.29%(d)    0.87%        8.16%      9.27%     6.63%
Net Assets at End of the Period
  (In millions)..................   $ 37.4      $ 41.1      $ 49.8       $ 53.0     $ 47.7    $ 38.3
Ratio of Expenses to Average Net
  Assets (b).....................     .91%(d)    1.09%(d)    1.62%        1.63%      1.65%     1.74%
Ratio of Net Investment Income to
  Average Net Assets.............    3.88%(d)    3.80%(d)    3.18%        3.42%      3.67%     4.03%
Portfolio Turnover...............       7%*        16%         25%          32%        39%       52%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 3%, charged on certain redemptions made within one year of purchase and declining to 0% after the fourth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of Fund shares.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended September 30, 2000.

(c) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.40% to 3.42%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 5).

See Notes to Financial Statements                                             19

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                    YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                     MARCH 31,     --------------------------------------------------
                                      2005        2004      2003       2002 (c)     2001      2000
                                   ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $18.93      $18.82    $19.43       $18.64     $17.68    $17.26
                                     ------      ------    ------       ------     ------    ------
  Net Investment Income...........      .30         .61       .61          .64        .68       .68
  Net Realized and Unrealized
    Gain/Loss.....................     (.17)        .08      (.45)         .83        .93       .42
                                     ------      ------    ------       ------     ------    ------
Total from Investment
  Operations......................      .13         .69       .16         1.47       1.61      1.10
                                     ------      ------    ------       ------     ------    ------
Less:
  Distributions from Net
    Investment Income.............      .30         .58       .61          .65        .65       .68
  Distributions from Net Realized
    Gain..........................      .12         -0-       .16          .03        -0-       -0-
                                     ------      ------    ------       ------     ------    ------
Total Distributions...............      .42         .58       .77          .68        .65       .68
                                     ------      ------    ------       ------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $18.64      $18.93    $18.82       $19.43     $18.64    $17.68
                                     ======      ======    ======       ======     ======    ======

Total Return (a)..................    0.71%*(e)   3.75%(e)  0.92%(d)     8.16%      9.27%     6.57%
Net Assets at End of the Period
  (In millions)...................   $ 11.4      $ 12.6    $ 18.1       $ 15.0     $ 11.0    $  6.6
Ratio of Expenses to Average Net
  Assets (b)......................    1.55%(e)    1.59%(e)  1.62%        1.63%      1.65%     1.74%
Ratio of Net Investment Income to
  Average Net Assets..............    3.24%(e)    3.30%(e)  3.20%(d)     3.41%      3.67%     4.03%
Portfolio Turnover................       7%*        16%       25%          32%        39%       52%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended September 30, 2000.

(c) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.39% to 3.41%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(d) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .03%.

(e) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 5).

 20                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA INSURED TAX FEE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen California Insured Tax Free Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide only California investors with a high level of current income exempt from federal and California income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured California municipal securities. The Fund commenced investment operations on December 13, 1985. The distribution of the Fund's Class B Shares and Class C Shares commenced on April 30, 1993 and August 13, 1993, respectively. The Fund registered Class I Shares on September 1, 2004. There were no sales of Class I Shares for the period ended March 31, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At March 31, 2005, the Fund had $6,079,743 of when-issued and delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies

VAN KAMPEN CALIFORNIA INSURED TAX FEE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At March 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $226,456,917
                                                              ============
Gross tax unrealized appreciation...........................  $ 13,036,211
Gross tax unrealized depreciation...........................      (173,971)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 12,862,240
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended September 30, 2004 was as follows:

Distributions paid from:
  Ordinary income...........................................  $6,710
  Long-term capital gain....................................     -0-
                                                              ------
                                                              $6,710
                                                              ======

    As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $      543
Undistributed long-term capital gain........................   1,481,141

F. INSURANCE EXPENSE The Fund typically invests in insured bonds. Any portfolio securities not specifically covered by a primary insurance policy are insured secondarily through the Fund's portfolio insurance policy. Insurance premiums are based on the daily balances of uninsured bonds in the portfolio of investments and are charged to expense on an accrual basis. The insurance policy guarantees the timely payment of principal and interest on the securities in the Fund's portfolio.

G. EXPENSE REDUCTIONS During the six months ended March 31, 2005, the Fund's custody fee was reduced by $1,583 as a result of credits earned on cash balances.

VAN KAMPEN CALIFORNIA INSURED TAX FEE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $100 million..........................................     0.500
Next $150 million...........................................     0.450
Next $250 million...........................................     0.425
Over $500 million...........................................     0.400

    For the six months ended March 31, 2005, the Fund recognized expenses of approximately $8,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Legal Services Agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended March 31, 2005, the Fund recognized expenses of approximately $26,300 representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended March 31, 2005, the Fund recognized expenses of approximately $54,300 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $112,160 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN CALIFORNIA INSURED TAX FEE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At March 31, 2005, capital aggregated $172,941,063, $36,078,739 and $11,569,645 for Classes A, B and C, respectively. For the six months ended March 31, 2005, transactions were as follows:

                                                               SHARES        VALUE
Sales:
  Class A...................................................   712,878    $ 13,514,922
  Class B...................................................    42,057         803,145
  Class C...................................................    47,941         908,801
                                                              --------    ------------
Total Sales.................................................   802,876    $ 15,226,868
                                                              ========    ============
Dividend Reinvestment:
  Class A...................................................   183,473    $  3,466,348
  Class B...................................................    33,396         635,853
  Class C...................................................     8,784         166,016
                                                              --------    ------------
Total Dividend Reinvestment.................................   225,653    $  4,268,217
                                                              ========    ============
Repurchases:
  Class A...................................................  (561,775)   $(10,637,366)
  Class B...................................................  (244,141)     (4,658,724)
  Class C...................................................  (112,327)     (2,131,269)
                                                              --------    ------------
Total Repurchases...........................................  (918,243)   $(17,427,359)
                                                              ========    ============

    At September 30, 2004, capital aggregated $166,597,159, $39,298,465 and
$12,626,097 for Classes A, B and C, respectively. For the year ended September 30, 2004, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   1,321,299    $ 24,855,999
  Class B...................................................     171,104       3,223,210
  Class C...................................................     100,371       1,902,898
                                                              ----------    ------------
Total Sales.................................................   1,592,774    $ 29,982,107
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     273,238    $  5,131,435
  Class B...................................................      51,748         973,315
  Class C...................................................      15,415         289,633
                                                              ----------    ------------
Total Dividend Reinvestment.................................     340,401    $  6,394,383
                                                              ==========    ============
Repurchases:
  Class A...................................................  (2,300,593)   $(42,956,763)
  Class B...................................................    (711,747)    (13,334,011)
  Class C...................................................    (409,940)     (7,717,319)
                                                              ----------    ------------
Total Repurchases...........................................  (3,422,280)   $(64,008,093)
                                                              ==========    ============

VAN KAMPEN CALIFORNIA INSURED TAX FEE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

    Class B Shares purchased on or after June 1, 1996 and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended March 31, 2005 and the year ended September 30, 2004, 46,522 and 28,194 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended March 31, 2005 and the year ended September 30, 2004, 103,741 and 0 Class C Shares converted to Class A Shares, respectively and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Classes B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within four years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   3.00%              1.00%
Second......................................................   2.50%               None
Third.......................................................   2.00%               None
Fourth......................................................   1.00%               None
Fifth and Thereafter........................................    None               None

    Class B Shares purchased on or after June 1, 2005 are subject to the following CDSC schedule:

                                                              CONTINGENT DEFERRED
                                                               SALES CHARGE AS A
                                                                 PERCENTAGE OF
                                                                 DOLLAR AMOUNT
                                                               SUBJECT TO CHARGE
YEAR SINCE PURCHASE                                           -------------------
First.......................................................         4.00%
Second......................................................         4.00%
Third.......................................................         3.00%
Fourth......................................................         2.50%
Fifth.......................................................         1.50%
Sixth and After.............................................         0.00%

VAN KAMPEN CALIFORNIA INSURED TAX FEE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

    For the six months ended March 31, 2005, Van Kampen as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $18,800 and CDSC on redeemed shares of approximately $15,700. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $20,468,005 and $16,831,226, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. At March 31, 2005, there were no distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") for Class B and Class C Shares. Any unreimbursed receivables may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended March 31, 2005 are payments retained by Van Kampen of approximately $19,400 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $23,100.

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of the

VAN KAMPEN CALIFORNIA INSURED TAX FEE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, that plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN* - President and Chief Executive Officer
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
Executive Vice President and
Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 28

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 41 341, 541
CAI SAR 5/05 RN05-01060P-Y03/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Municipal Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/05

                               A SHARES                B SHARES                C SHARES
                            since 8/01/90           since 8/24/92           since 8/13/93
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            6.00%       5.65%       4.73%       4.73%       3.91%       3.91%

10-year                    5.00        4.49        4.52        4.52        4.20        4.20

5-year                     5.55        4.54        4.75        4.50        4.75        4.75

1-year                     1.96       -2.91        1.20       -2.70        1.21        0.23

6-month                    0.63       -4.15        0.26       -3.67        0.27       -0.72
---------------------------------------------------------------------------------------------

30-Day SEC Yield                3.23%                   2.64%                   2.65%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 6-MONTH PERIOD ENDED MARCH 31, 2005

Van Kampen Municipal Income Fund is managed by the Adviser's Municipal Fixed Income team.(1) Current members of the team include James F. Willison, Managing Director of the Adviser; Joseph R. Arcieri, Executive Director of the Adviser; and Timothy D. Haney, Vice President of the Adviser.

MARKET CONDITIONS

The six-month period ended March 31, 2005, was characterized by continued short-term interest rate increases, and the specter of rising inflation resulting from record-high crude oil prices. The Federal Open Market Committee (the "Fed") raised the federal funds target rate 100 basis points during the period through a series of four, "measured" 0.25 percent tightenings to 2.75 percent by the end of March. Although rates in the short and intermediate areas of the yield curve shifted upward as the Fed tightened, long-term interest rates fell as buyers did not seem deterred by the prospect of rising inflation. As a result, the yield curve (the difference between short and longer-term yields) flattened and the long end of the municipal market handily outperformed the shorter end.

The municipal market in total posted positive returns during the period, though it was not uniformly strong. In contrast to the strong showing by longer-term bonds, shorter-term municipals were hampered by the Fed's tightening and turned in a slightly negative showing. Within the investment-grade segment of the market, yield differentials between BBB-rated municipals and AAA-rated securities were flat to slightly wider, though BBB-rated securities still outperformed high grades due to their higher coupons, while securities rated below investment grade strongly outperformed as investors sought out their higher yields.

The Fed's interest rate hikes did not dampen investors' appetites for municipal bonds, as net inflows into municipal bond funds topped $700 million during the period. The supply of new issues was modest during the closing months of 2004 (the first half of the period) before soaring in the opening months of 2005 as long-term issuers rushed to bring securities to market in anticipation of additional interest rate increases in the near term.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The fund returned 0.63 percent for the six months ended March 31, 2005 (Class A shares, unadjusted for sales charge). In comparison, the fund's benchmark index, Lehman Brothers Municipal Bond Index returned 1.21 percent for the period.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2005

--------------------------------------------------------------
                                      LEHMAN BROTHERS
      CLASS A   CLASS B   CLASS C   MUNICIPAL BOND INDEX

       0.63%     0.26%     0.27%           1.21%
--------------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITION.

The fund's underperformance relative to its benchmark was largely the result of its exposure to bonds with maturities in the five- to 10-year range. These securities were especially hard hit by rising interest rates during the period, and the fund's above-market exposure meant that it suffered more than did the broader market benchmark from their poor performance. We trimmed many of these holdings as part of an ongoing strategy to position the fund for continued increases in short-term interest rates. This strategy also included adding selectively to the fund's holdings of bonds with longer maturities but moderate interest rate characteristics. Finally, we kept the fund's duration (a measure of overall interest-rate sensitivity) below that of its benchmark.

We continued to focus on relative-value trading between liquid, high-quality securities to capture relative value opportunities identified by our analysts. The fund's overall credit exposure remained tilted toward higher-quality securities, with more than 81 percent of its exposure at the end of the period in bonds rated AA or better. That said, the portfolio also had approximately 14 percent of its exposure in bonds rated BBB or lower. These positions benefited from the ongoing outperformance by lower-rated bonds, and were beneficial to the fund's returns. The fund's portfolio remained well diversified across the major sectors of the municipal bond market, with its top three sectors at the end of the period being general purpose, transportation and wholesale electric.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

RATINGS ALLOCATIONS AS OF 3/31/05
AAA                                                              68.5%
AA                                                               13.0
A                                                                 5.0
BBB                                                               4.8
BB                                                                0.9
B                                                                 0.3
NR                                                                7.5

TOP 5 SECTORS AS OF 3/31/05
General Purpose                                                  17.6%
Transportation                                                   11.7
Wholesale Electric                                               10.4
Public Education                                                 10.3
Water & Sewer                                                     9.1

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 3/31/05
New York                                                         15.6%
California                                                       12.8
Texas                                                             8.4
Illinois                                                          8.1
New Jersey                                                        7.9
Colorado                                                          6.0
Florida                                                           5.9
Michigan                                                          3.9
Arizona                                                           3.4
Massachusetts                                                     3.3
Oregon                                                            2.7
Washington                                                        2.2
Utah                                                              2.0
Connecticut                                                       1.9
Missouri                                                          1.8
North Carolina                                                    1.4
Indiana                                                           1.4
District of Columbia                                              1.3
Kansas                                                            1.1
Tennessee                                                         1.1
Georgia                                                           1.1
Pennsylvania                                                      1.1
West Virginia                                                     0.9
New Hampshire                                                     0.8
Alabama                                                           0.6
Rhode Island                                                      0.5
Iowa                                                              0.5
Oklahoma                                                          0.4
South Dakota                                                      0.4
Arkansas                                                          0.3
Louisiana                                                         0.2

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 3/31/05
                                       (continued from previous page)
Vermont                                                           0.2
South Carolina                                                    0.1
                                                                -----
Total Investments                                                99.3%
Other Assets in Excess of Liabilities                             0.7
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocations and sectors are as a percentage of long-term investments. Summary of investments by state classification is as a percentage of net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/04 - 3/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                BEGINNING           ENDING           EXPENSES PAID
                                              ACCOUNT VALUE      ACCOUNT VALUE      DURING PERIOD*
                                              -----------------------------------------------------
                                                 10/1/04            3/31/05         10/1/04-3/31/05
Class A
  Actual....................................    $1,000.00          $1,006.35             $4.35
  Hypothetical..............................     1,000.00           1,020.53              4.38
  (5% annual return before expenses)
Class B
  Actual....................................     1,000.00           1,002.65              8.14
  Hypothetical..............................     1,000.00           1,016.83              8.20
  (5% annual return before expenses)
Class C
  Actual....................................     1,000.00           1,002.65              8.14
  Hypothetical..............................     1,000.00           1,016.83              8.20
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.87%, 1.63%, and 1.63% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
           MUNICIPAL BONDS  99.2%
           ALABAMA  0.6%
$ 2,930    Alabama Wtr Pollutn Ctl Auth Revolving Fd Ln Ser
           A (Prerefunded @ 08/15/05) (AMBAC Insd) (a).....  6.750%   08/15/17   $  2,977,818
  1,000    Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A.......  5.000    01/01/24      1,019,090
      3    Mobile, AL Indl Dev Brd Solid Waste Disp Rev
           Mobile Energy Svc Co Proj Rfdg..................  6.950    01/01/20             59
                                                                                 ------------
                                                                                    3,996,967
                                                                                 ------------
           ARIZONA  3.4%
  8,685    Arizona Sch Fac Brd Ctf Ser B (Prerefunded @
           09/01/13) (FGIC Insd)...........................  5.250    09/01/17      9,592,496
  5,000    Phoenix, AZ Civic Impt Corp Sr Lien Ser B (AMT)
           (FGIC Insd).....................................  5.250    07/01/32      5,160,750
  2,500    Phoenix, AZ Indl Dev Auth Mtg Christian Care Apt
           Proj Ser A Rfdg.................................  6.500    01/01/26      2,593,225
    500    Scottsdale, AZ Indl Dev Auth Rev First Mtg
           Westminster Vlg Ser A Rfdg (Prerefunded @
           06/01/05).......................................  8.250    06/01/15        514,540
  1,875    Scottsdale, AZ Indl Dev Hosp Scottsdale Mem Hosp
           Ser A Rfdg (AMBAC Insd).........................  6.000    09/01/12      2,027,212
  1,750    Scottsdale, AZ Indl Dev Hosp Scottsdale Mem Hosp
           Ser A Rfdg (AMBAC Insd).........................  6.125    09/01/17      1,895,442
                                                                                 ------------
                                                                                   21,783,665
                                                                                 ------------
           ARKANSAS  0.3%
  1,270    Jackson Cnty, AR Hlthcare Fac Brd First Mtg Hosp
           Rev Newport Hosp & Clinic Inc...................  7.375    11/01/11        897,776
  1,089    Maumelle, AR Dogwood Addition Prd Muni Ppty
           Owners Rfdg (Acquired 03/14/01, Cost $1,089,187)
           (b).............................................  7.500    03/01/06      1,089,187
                                                                                 ------------
                                                                                    1,986,963
                                                                                 ------------
           CALIFORNIA  12.8%
  4,870    Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec
           Sub Pub Impt Proj C (FSA Insd)..................   *       09/01/20      2,283,007
    305    California Infrastructure & Econ Dev Bk Rev Bay
           Area Toll Brdgs First Lien A (FSA Insd).........  5.250    07/01/20        327,665
  5,000    California Infrastructure & Econ Dev Bk Rev
           Rites-PA-1202R (Inverse Fltg) (Acquired
           09/10/03, Cost $5,484,100) (FSA Insd) (b) (c)
           (d).............................................  7.566    07/01/11      5,743,200
  5,725    California St (FSA Insd)........................  5.000    02/01/29      5,895,662
  1,350    California St Cmntys Dev Auth Rev Daughters of
           Charity Hlth Ser A..............................  5.000    07/01/39      1,337,647
 10,000    California St Dept Wtr Res Pwr Ser A (AMBAC
           Insd)...........................................  5.500    05/01/16     11,064,900
  6,575    California St Dept Wtr Res Pwr Supply Rev
           Rites-PA-1201R (Inverse Fltg) (Acquired
           09/08/03, Cost $7,143,277) (MBIA Insd) (b)
           (c).............................................  7.566    05/01/20      7,603,001

See Notes to Financial Statements                                              9

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$ 5,000    California St Dept Wtr Res Pwr Supply Rev Ser A
           (XLCA Insd).....................................  5.375%   05/01/17   $  5,431,600
  7,500    California St Drivers Ser 482 (Inverse Fltg)
           (Acquired 07/19/04, Cost $8,325,750) (XLCA Insd)
           (b) (c) (d).....................................  7.911    10/01/10      8,626,950
  3,500    California St Pub Wks Brd Lease Rev Dept
           Corrections Ser C...............................  5.250    06/01/28      3,662,155
  2,640    Escondido, CA Jt Pwrs Fin Auth Lease Rev (AMBAC
           Insd)...........................................   *       09/01/13      1,588,963
  5,430    Escondido, CA Jt Pwrs Fin Auth Lease Rev (AMBAC
           Insd)...........................................   *       09/01/14      3,050,900
  3,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
           Apprec Rfdg (MBIA Insd).........................   *       01/15/17      1,637,790
 21,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
           Apprec Rfdg.....................................   *       01/15/24      6,946,170
 15,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
           Apprec Rfdg.....................................   *       01/15/30      3,458,250
  6,695    San Francisco, CA City & Cnty Second Ser Issue
           29 B Rfdg (FGIC Insd)...........................  5.125    05/01/20      7,070,857
  1,600    Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med
           Ctr Inc.........................................  5.375    10/15/34      1,621,056
  5,000    West Contra Costa CA Uni Election of 2002 Ser B
           (FSA Insd)......................................  5.000    08/01/26      5,168,600
                                                                                 ------------
                                                                                   82,518,373
                                                                                 ------------
           COLORADO  6.0%
  2,840    Adams Cnty, CO Single Family Mtg Rev Ser A
           (Escrowed to Maturity) (d)......................  8.875    08/01/10      3,561,332
  5,000    Arapahoe Cnty, CO Wtr & Waste Proj Ser A (MBIA
           Insd)...........................................  5.125    12/01/32      5,193,500
  5,000    Colorado Ed & Cultural Fac Auth Rev Impt Charter
           Sch Peak to Peak Rfdg (XLCA Insd)...............  5.250    08/15/34      5,235,200
  1,000    Colorado Hlth Fac Auth Rev Evangelical Lutheran
           Ser A...........................................  5.250    06/01/34      1,015,410
  5,000    Colorado Springs, CO Utils Rev Sys Sub Lien Ser
           A Impt & Rfdg...................................  5.000    11/15/21      5,212,500
  6,500    E 470 Pub Hwy Auth Co Rev Cap Apprec Sr Ser B
           (MBIA Insd).....................................   *       09/01/20      3,058,640
 15,000    E 470 Pub Hwy Auth Co Rev Cap Apprec Sr Ser B
           (MBIA Insd).....................................   *       09/01/20      7,069,050
  1,320    El Paso Cnty, CO Sch Dist No 003 Widefield Ser A
           (Prerefunded @ 12/15/05) (MBIA Insd)............   *       12/15/14        784,727
  1,420    El Paso Cnty, CO Sch Dist No 003 Widefield Ser A
           (Prerefunded @ 12/15/05) (MBIA Insd) (d)........   *       12/15/15        795,754
  1,420    El Paso Cnty, CO Sch Dist No 003 Widefield Ser A
           (Prerefunded @ 12/15/05) (MBIA Insd) (d)........   *       12/15/16        746,082

 10                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
           COLORADO (CONTINUED)
$ 1,330    El Paso Cnty, CO Sch Dist No 003 Widefield Ser A
           (Prerefunded @ 12/15/05) (MBIA Insd)............   *       12/15/18   $    614,367
  3,690    Jefferson Cnty, CO Residential Mtg Rev (Escrowed
           to Maturity) (d)................................ 11.500%   09/01/12      5,436,034
                                                                                 ------------
                                                                                   38,722,596
                                                                                 ------------
           CONNECTICUT  1.9%
  2,785    Bridgeport, CT Rol Ser II R 182 (Inverse Fltg)
           (Acquired 07/09/02, Cost $3,177,971) (FGIC Insd)
           (b) (c) (d).....................................  8.369    08/15/15      3,289,976
  2,950    Bridgeport, CT Rol Ser II R 182 (Inverse Fltg)
           (Acquired 07/09/02, Cost $3,323,232) (FGIC Insd)
           (b) (c) (d).....................................  8.369    08/15/16      3,480,941
  2,530    Mashantucket Western Pequot Tribe CT Spl Rev Ser
           A, 144A--Private Placement (e)..................  6.400    09/01/11      2,662,901
  2,470    Mashantucket Western Pequot Tribe CT Spl Rev Ser
           A, 144A--Private Placement (Prerefunded @
           09/01/07) (e)...................................  6.400    09/01/11      2,668,366
                                                                                 ------------
                                                                                   12,102,184
                                                                                 ------------
           DISTRICT OF COLUMBIA  1.3%
  5,150    District Columbia Tax Incrmnt Gallary Place Proj
           (FSA Insd)......................................  5.250    07/01/27      5,391,483
  3,000    Metropolitan Washington DC Arpt Auth Sys Ser A
           (AMT) (FGIC Insd)...............................  5.250    10/01/32      3,093,330
                                                                                 ------------
                                                                                    8,484,813
                                                                                 ------------
           FLORIDA  5.9%
  5,000    Broward Cnty, FL Arpt Sys Rev Ser J-I (AMT)
           (AMBAC Insd)....................................  5.250    10/01/26      5,189,750
  1,100    Capital Tr Agy FL Rev Ft Lauderdale Proj
           (AMT)...........................................  5.750    01/01/32      1,095,424
  9,000    Dade Cnty, FL Gtd Entitlement Rev Cap Apprec Ser
           A Rfdg (MBIA Insd)..............................   *       02/01/18      4,351,680
  5,000    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
           Insd)...........................................  5.950    07/01/20      5,094,000
  6,385    Lake Cnty, FL Sch Brd Ctf Part (AMBAC Insd).....  5.375    07/01/16      6,934,493
    500    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
           Orlando Lutheran Twr Rfdg.......................  8.625    07/01/20        544,195
    595    Orange Cnty, FL Tourist Dev Tax Rev (Escrowed to
           Maturity) (AMBAC Insd)..........................  6.000    10/01/16        609,691
 12,860    Orlando, FL Utils Commn Wtr Rfdg................  5.250    10/01/19     13,827,201
    808    Tampa Palms, FL Open Space & Tran Cmnty Dev Dist
           Rev Cap Impt Area 7 Proj (Prerefunded @
           05/01/05).......................................  7.500    05/01/18        827,311
                                                                                 ------------
                                                                                   38,473,745
                                                                                 ------------

See Notes to Financial Statements                                             11

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
           GEORGIA  1.1%
$ 6,310    Municipal Elec Auth GA Combustion Turbine Ser A
           (MBIA Insd).....................................  5.250%   11/01/17   $  6,821,741
      5    Municipal Elec Auth GA Combustion Turbine Ser A
           (Prerefunded @ 11/01/12) (MBIA Insd)............  5.250    11/01/17          5,508
                                                                                 ------------
                                                                                    6,827,249
                                                                                 ------------
           ILLINOIS  8.1%
  5,000    Chicago, IL Brd Ed Cap Apprec Sch Reform Ser A
           (FGIC Insd).....................................   *       12/01/20      2,320,650
  3,000    Chicago, IL Lakefront Millennium Pkg Fac (MBIA
           Insd) (f)....................................... 0/5.650   01/01/19      3,083,940
  1,000    Chicago, IL Metro Wtr Reclamation Dist Gtr
           Chicago (Escrowed to Maturity)..................  7.000    01/01/11      1,158,110
  8,050    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
           Lien C-2 Rfdg (AMT) (XLCA Insd).................  5.250    01/01/34      8,326,115
  5,100    Chicago, IL O'Hare Intl Arpt Spl Fac Rev United
           Airl Proj Ser B Rfdg (AMT) (g) (h)..............  5.200    04/01/11        867,000
  3,210    Chicago, IL Proj & Rfdg Ser C (FGIC Insd) (d)...  5.750    01/01/16      3,550,099
    135    Chicago, IL Single Family Mtg Rev Ser A (AMT)
           (GNMA Collateralized)...........................  7.000    09/01/27        135,579
  1,000    Chicago, IL Tax Increment Alloc Santn Drain &
           Ship Canal Ser A................................  7.750    01/01/14      1,039,100
  2,000    Chicago, IL Tax Increment Alloc Sub Cent Loop
           Redev Ser A.....................................  6.500    12/01/05      2,048,740
  1,000    Cook Cnty, IL Cmnty College Dist No 508 Chicago
           Ctf Part (FGIC Insd)............................  8.750    01/01/07      1,097,150
  2,265    Cook Cnty, IL Cons High Sch Dist No 200 Oak Park
           (FSA Insd) (d)..................................   *       12/01/11      1,733,382
  5,000    Cook Cnty, IL Ser A (FGIC Insd).................  5.500    11/15/31      5,370,900
  1,500    Hodgkins, IL Tax Increment Ser A Rfdg...........  7.625    12/01/13      1,577,220
  1,310    Huntley, IL Increment Alloc Rev Huntley Redev
           Proj Ser A......................................  8.500    12/01/15      1,358,811
    170    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
           Altgeld Proj....................................  8.000    11/15/06        165,027
  5,000    Illinois St First Ser (FSA Insd)................  5.250    12/01/21      5,363,850
  9,250    Metropolitan Pier & Expo Auth IL Dedicated St
           Tax Rev Cap Apprec McCormick Rfdg (MBIA Insd)
           (f)............................................. 0/5.400   06/15/19      6,925,197
  3,555    Metropolitan Pier & Expo Auth IL Dedicated St
           Tax Rev Cap Apprec McCormick Ser A Rfdg (MBIA
           Insd)...........................................   *       12/15/15      2,193,399
  1,120    Saint Charles, IL Indl Dev Rev Tri-City Ctr Proj
           (Acquired 11/17/93, Cost $1,120,000) (b)........  7.500    11/01/13      1,117,939
  4,270    Will Cnty, IL Fst Presv Dist Ser B (FGIC
           Insd)...........................................   *       12/01/15      2,631,473
                                                                                 ------------
                                                                                   52,063,681
                                                                                 ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
           INDIANA  1.4%
$ 2,500    Indiana Bd Bk Spl Pgm Hendricks Redev
           (Prerefunded @ 02/01/07) (LOC--Canadian Imperial
           Bank)...........................................  6.200%   02/01/23   $  2,693,950
  1,910    Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj
           Ser A...........................................  7.125    06/01/34      1,758,079
    550    Indianapolis, IN Loc Pub Impt Bd Bk Ser D.......  6.750    02/01/14        647,636
    140    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B (d)...................................   *       06/30/11         87,532
    140    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B (d)...................................   *       06/30/12         81,084
    135    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B (d)...................................   *       06/30/13         72,429
    130    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B (d)...................................   *       06/30/14         64,609
    130    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B (d)...................................   *       06/30/15         59,849
    135    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B (d)...................................   *       06/30/16         57,588
    225    Saint Joseph Cnty, IN Redev Dist Tax Increment
           Rev Ser B (d)...................................   *       06/30/17         88,909
  3,295    Vigo Cnty, IN Elem Sch Bldg First Mtg Impt &
           Rfdg (FSA Insd).................................  5.250    01/10/22      3,478,630
                                                                                 ------------
                                                                                    9,090,295
                                                                                 ------------
           IOWA  0.5%
    640    Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp
           Proj (FSA Insd).................................  6.000    07/01/07        665,581
  2,400    Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp
           Proj (FSA Insd).................................  5.750    07/01/17      2,567,160
                                                                                 ------------
                                                                                    3,232,741
                                                                                 ------------
           KANSAS  1.1%
  6,600    Sedgwick Cnty, KS Uni Sch Dist No 259 Wichita
           (Prerefunded @ 09/01/10) (MBIA Insd) (d)........  5.625    09/01/13      7,326,924
                                                                                 ------------

           LOUISIANA  0.2%
  1,400    West Feliciana Parish, LA Pollutn Ctl Rev Gulf
           States Util Co Proj Ser A.......................  7.500    05/01/15      1,406,244
                                                                                 ------------

           MASSACHUSETTS  3.3%
  7,500    Massachusetts St Fed Hwy Ser A..................  5.750    06/15/14      8,255,100
  3,500    Massachusetts St Hlth & Ed Fac Auth Rev Ser G
           (MBIA Insd).....................................  5.000    07/01/13      3,576,650
  1,500    Massachusetts St Indl Fin Agy Hillcrest Ed Ctr
           Inc Proj (Prerefunded @ 07/01/05)...............  8.450    07/01/18      1,535,895

See Notes to Financial Statements                                             13

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
           MASSACHUSETTS (CONTINUED)
$ 2,770    Massachusetts St Indl Fin Agy Rev First Mtg
           Reeds Landing Proj (Variable Rate Coupon).......  7.100%   10/01/28   $  2,715,182
  5,000    Massachusetts St Rites PA 1290 (Inverse Fltg)
           (Acquired 03/23/05, Cost $5,458,000) (FSA Insd)
           (b) (c) (d).....................................  7.750    03/01/24      5,448,950
                                                                                 ------------
                                                                                   21,531,777
                                                                                 ------------
           MICHIGAN  3.9%
    840    Detroit, MI Loc Dev Fin Auth Tax Increment Sub
           Ser C (Acquired 09/08/97, Cost $840,000) (b)....  6.850    05/01/21        859,219
  5,000    Detroit, MI Sew Disp Rev Sr Lien Ser A Rfdg
           (FGIC Insd).....................................  5.125    07/01/31      5,117,900
  5,000    Michigan St Bldg Auth Rev Fac Prog Ser II.......  5.500    10/15/16      5,495,550
  5,000    Michigan St Strategic Fd Detroit Edison Co Proj
           C Rfdg (AMT) (XLCA Insd)........................  5.450    12/15/32      5,241,700
  9,739    Michigan St Strategic Fd Ltd Oblig Rev Great
           Lakes Pulp & Fiber Proj (AMT) (h) (i)...........  8.000    12/01/27      1,435,114
  1,935    Michigan St Strategic Fd Solid Genesee Pwr Sta
           Proj Rfdg (AMT).................................  7.500    01/01/21      1,833,490
  5,000    Western Townships, MI Util Sew Rfdg (MBIA
           Insd)...........................................  5.250    01/01/16      5,337,850
                                                                                 ------------
                                                                                   25,320,823
                                                                                 ------------
           MISSOURI  1.8%
  3,000    Kansas City, MO Indl Dev Auth Plaza Lib Proj....  6.000    03/01/16      3,146,460
  2,835    Kansas City, MO Port Auth Fac Riverfront Park
           Proj Ser A (d)..................................  5.750    10/01/06      2,894,733
  3,935    Macon, MO Ctf Part (MBIA Insd)..................  5.250    08/01/17      4,189,083
  1,000    Missouri St Dev Fin Brd Infrastructure Fac Rev
           Crackerneck Creek Proj Ser C....................  5.000    03/01/26        970,910
    530    Saint Louis, MO Tax Increment Rev Scullin Redev
           Area Ser A...................................... 10.000    08/01/10        601,380
                                                                                 ------------
                                                                                   11,802,566
                                                                                 ------------
           NEW HAMPSHIRE  0.8%
  1,555    New Hampshire Higher Ed & Hlth Fac Auth Rev
           (d).............................................  8.800    06/01/09      1,644,086
    760    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Daniel Webster College Issue Rfdg (d)...........  6.100    07/01/09        803,404
    750    New Hampshire St Business Fin Auth Elec Fac Rev
           Plymouth Cogeneration (AMT) (Acquired 06/29/93,
           Cost $734,079) (b)..............................  7.750    06/01/14        766,320
  1,000    New Hampshire St Business Fin Auth Rev Alice
           Peck Day Hlth Sys Ser A.........................  6.875    10/01/19      1,006,490
  1,000    New Hampshire St Tpk Sys Rev Ser A Rfdg (FGIC
           Insd)...........................................  6.750    11/01/11      1,078,640
                                                                                 ------------
                                                                                    5,298,940
                                                                                 ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
           NEW JERSEY  7.9%
$ 2,000    Camden Cnty, NJ Impt Auth Lease Rev Dockside
           Refrig (Acquired 01/29/97, Cost $2,074,739) (b)
           (j).............................................  8.400%   04/01/24   $  1,911,240
  3,250    Landis, NJ Sew Auth Swr Rev (Inverse Fltg) (FGIC
           Insd) (c).......................................  8.720    09/19/19      3,980,600
  6,130    Middlesex Cnty, NJ Util Auth Swr Rev Ser A Rfdg
           (MBIA Insd).....................................  6.250    08/15/10      6,706,220
  2,000    New Jersey Econ Dev Auth Cigarette Tax..........  5.750    06/15/34      2,096,640
  2,000    New Jersey Econ Dev Auth Holt Hauling & Warehsg
           Rev Ser G Rfdg (h)..............................  8.400    12/15/15      1,590,600
  1,900    New Jersey Econ Dev Auth Rev First Mtg
           Winchester Gardens Ser A (Prerefunded @
           11/01/06).......................................  8.500    11/01/16      2,104,934
    350    New Jersey Econ Dev Auth Rev RWJ Hlthcare Corp
           (FSA Insd)......................................  6.250    07/01/14        358,043
  1,000    New Jersey Econ Dev Auth Rev Utd Methodist Homes
           (Prerefunded @ 07/01/05)........................  7.500    07/01/20      1,031,860
  1,000    New Jersey Econ Dev Auth Rev Utd Methodist Homes
           (Prerefunded @ 07/01/05)........................  7.500    07/01/25      1,031,860
  8,000    New Jersey Econ Dev Auth Sch Fac Constr Ser F
           (Prerefunded @ 06/15/13) (FGIC Insd)............  5.250    06/15/17      8,851,680
    755    New Jersey St Tpk Auth Tpk Rev Ser C (MBIA
           Insd)...........................................  6.500    01/01/16        897,363
  2,725    New Jersey St Tpk Auth Tpk Rev Ser C (Escrowed
           to Maturity) (MBIA Insd)........................  6.500    01/01/16      3,222,558
  5,710    New Jersey St Trans Corp Ctf Fed Trans Admin Gnt
           Ser A (AMBAC Insd)..............................  5.750    09/15/10      6,230,238
 10,000    New Jersey St Trans Corp Ctf Fed Trans Admin Gnt
           Ser B (Prerefunded @ 09/15/10) (AMBAC Insd).....  6.000    09/15/15     11,298,900
                                                                                 ------------
                                                                                   51,312,736
                                                                                 ------------
           NEW YORK  15.5%
  5,000    Metropolitan Trans Auth NY Rev Ser B (FGIC
           Insd)...........................................  5.250    11/15/18      5,418,000
 10,000    Nassau Cnty, NY Interim Fin Auth Ser A
           (Prerefunded @ 11/15/10)........................  5.750    11/15/14     11,233,800
  4,250    New York City Indl Dev Agy Rev Liberty 7 World
           Trade Ctr Proj Ser A............................  6.250    03/01/15      4,310,350
  5,000    New York City Muni Wtr Fin Auth Wtr & Swr Sys
           Rev Rites PA 1289 (Inverse Fltg) (Acquired
           03/09/05, Cost $5,451,150) (MBIA Insd) (b)
           (c).............................................  7.100    06/15/27      5,425,700
  4,800    New York City Ser A.............................  7.000    08/01/07      5,112,672
 21,860    New York City Ser B (MBIA Insd).................  5.875    08/01/15     24,438,824
  5,000    New York City Ser D (MBIA Insd).................  5.200    08/01/14      5,369,950
  5,000    New York City Transitional Drivers Ser 307
           (Inverse Fltg) (Acquired 11/06/02, Cost
           $5,439,826) (AMBAC Insd) (b) (c) (d)............  7.921    08/01/19      5,768,750
    695    New York St Dorm Auth Rev Mental Hlth Ser A.....  5.750    02/15/11        738,451
    680    New York St Dorm Auth Rev Mental Hlth Ser A.....  5.750    02/15/12        722,514
  1,590    New York St Dorm Auth Rev Mental Hlth Ser A
           (Prerefunded @ 02/15/07)........................  5.750    02/15/11      1,702,826

See Notes to Financial Statements                                             15

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
           NEW YORK (CONTINUED)
$ 1,595    New York St Dorm Auth Rev Mental Hlth Ser A
           (Prerefunded @ 02/15/07)........................  5.750%   02/15/12   $  1,708,181
  2,500    New York St Energy Resh & Dev Auth Gas Fac Rev
           (Inverse Fltg) (c).............................. 10.282    04/01/20      3,011,325
  3,000    New York St Energy Resh & Dev Auth Gas Fac Rev
           Brooklyn Union Gas Ser B (Inverse Fltg) (AMT)
           (c)............................................. 11.592    07/01/26      3,381,330
 10,725    New York St Environmental Fac Rev Fds-Second
           Resolution (d)..................................  5.000    06/15/20     11,349,838
 10,000    Triborough Brdg & Tunl Auth NY Gen Ser B Rfdg...  5.000    11/15/22     10,394,300
                                                                                 ------------
                                                                                  100,086,811
                                                                                 ------------
           NORTH CAROLINA  1.4%
  8,700    North Carolina Muni Pwr Agy Ser A (MBIA Insd)...  5.250    01/01/19      9,356,154
                                                                                 ------------

           OKLAHOMA  0.4%
  2,250    Oklahoma City, OK Pub Ppty Auth Hotel Tax Rev
           (FGIC Insd).....................................  5.250    10/01/29      2,351,362
    385    Oklahoma Hsg Fin Agy Single Family Rev Mtg Class
           B (AMT) (GNMA Collateralized)...................  7.997    08/01/18        395,491
                                                                                 ------------
                                                                                    2,746,853
                                                                                 ------------
           OREGON  2.7%
  5,000    Oregon Hlth Sciences Univ Insd Ser A (MBIA
           Insd)...........................................  5.250    07/01/22      5,359,600
  1,000    Port Morrow, OR Pollutn Ctl Portland Gen A Rfdg
           (Variable Rate Coupon)..........................  5.200    05/01/33      1,045,110
 10,000    Portland, OR Swr Sys Rev Ser A (FGIC Insd)......  5.750    08/01/18     10,996,100
                                                                                 ------------
                                                                                   17,400,810
                                                                                 ------------
           PENNSYLVANIA  1.1%
  1,000    Montgomery Cnty, PA Indl Dev Auth Rev Mtg
           Whitemarsh Cont Care............................  6.250    02/01/35      1,021,240
  5,250    Philadelphia, PA Auth Indl Ser B (FSA Insd).....  5.500    10/01/16      5,781,773
                                                                                 ------------
                                                                                    6,803,013
                                                                                 ------------
           RHODE ISLAND  0.5%
  1,305    Rhode Island St Econ Dev Corp Rev (d)...........  7.250    07/01/10      1,308,054
  2,000    Rhode Island St Hlth & Ed Bldg Higher Ed Johnson
           & Wales Rfdg (XLCA Insd)........................  5.375    04/01/19      2,144,940
                                                                                 ------------
                                                                                    3,452,994
                                                                                 ------------
           SOUTH CAROLINA  0.1%
    700    Piedmont Muni Pwr Agy SC Elec Rev Rfdg..........  5.000    01/01/25        682,787
                                                                                 ------------

           SOUTH DAKOTA  0.4%
  1,000    South Dakota St Hlth & Ed Fac Auth Rev Huron
           Regl Med Ctr....................................  7.250    04/01/20      1,013,300
  1,250    South Dakota St Hlth & Ed Fac Auth Rev Sioux VY
           Hosp & Hlth Sys Ser A...........................  5.250    11/01/34      1,269,413
                                                                                 ------------
                                                                                    2,282,713
                                                                                 ------------

 16                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
           TENNESSEE  1.1%
$ 4,000    Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp Ser
           B Impt & Rfdg (MBIA Insd).......................  7.750%   07/01/29   $  4,993,840
  2,000    Springfield, TN Hlth & Ed Jesse Holman Jones
           Hosp Proj (Prerefunded @ 04/01/06)..............  8.500    04/01/24      2,153,580
                                                                                 ------------
                                                                                    7,147,420
                                                                                 ------------
           TEXAS  8.4%
    500    Bexar Cnty, TX Hlth Fac Dev Corp Hosp Rev Saint
           Luke's Lutheran Hosp (Escrowed to Maturity).....  7.000    05/01/21        642,300
  3,170    Brazos River Auth TX Pollutn Ctl Rev Adj Elec Co
           Proj Ser C Rfdg (Variable Rate Coupon) (AMT)....  5.750    05/01/36      3,373,070
     90    Coastal Wtr Auth TX Conveyance Sys Rev (Escrowed
           to Maturity) (AMBAC Insd).......................  6.250    12/15/17         90,154
  5,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A
           Impt & Rfdg (AMT) (FGIC Insd)...................  5.500    11/01/31      5,222,600
  7,350    Grapevine Colleyville Indpt Sch Dist TX (PSF
           Gtd)............................................   *       08/15/11      5,714,184
 10,000    Houston, TX Hotel Occupancy Tax Convtn &
           Entertnmnt Ser B (AMBAC Insd)...................  5.750    09/01/14     11,120,000
  7,500    Lower CO River Auth TX Rev Ser A Rfdg (Inverse
           Fltg) (Acquired 10/20/99, Cost $7,623,805) (FSA
           Insd) (b) (c)...................................  8.793    05/15/14      8,995,500
  6,250    Lower CO River Auth TX Rev Ser A Rfdg (Inverse
           Fltg) (Acquired 10/20/99, Cost $6,312,134) (FSA
           Insd) (b) (c)...................................  8.793    05/15/15      7,500,813
  3,250    Lower CO River Auth TX Rev Ser A Rfdg (Inverse
           Fltg) (Acquired 10/20/99, Cost $3,254,875) (FSA
           Insd) (b) (c) (d)...............................  8.793    05/15/16      3,900,423
  2,000    Metropolitan Hlth Fac Dev Corp TX Wilson N Jones
           Mem Hosp Proj...................................  7.200    01/01/21      2,007,120
    500    Texas Gen Svc Cmnty Part Int Office Bldg & Land
           Acquisition Proj................................  7.000    08/01/19        506,650
    500    Texas Gen Svc Cmnty Part Int Office Bldg & Land
           Acquisition Proj................................  7.000    08/01/24        506,655
    605    Texas Gen Svc Cmnty Part Lease Purch Ctf........  7.500    02/15/13        613,209
  1,925    Texas St Dept Hsg & Cmnty Affairs Home Mtg Rev
           Coll Ser C-2 Rfdg (Inverse Fltg) (AMT) (GNMA
           Collateralized) (c)............................. 11.437    07/02/24      1,963,192
     40    Texas St Higher Ed Coordinating Brd College
           Student Ln Rev (AMT)............................  7.849    10/01/25         40,244
  2,220    Wylie, TX Indpt Sch Dist Rfdg (PSF Gtd).........  5.000    08/15/30      2,259,250
                                                                                 ------------
                                                                                   54,455,364
                                                                                 ------------
           UTAH  2.0%
  1,340    Hildale, UT Elec Rev Gas Turbine Elec Fac Proj
           (h).............................................  7.800    09/01/15        274,700
  1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac Proj
           (h).............................................  8.000    09/01/20        205,000
  1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac Proj
           (h).............................................  7.800    09/01/25        205,000
 11,000    Salt Lake City, UT Hosp Rev IHC Hosp Inc Rfdg...  6.150    02/15/12     12,436,160

See Notes to Financial Statements                                             17

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
           UTAH (CONTINUED)
$    20    Utah St Hsg Fin Agy Single Family Mtg Sr Ser A1
           (AMT) (FHA Gtd).................................  7.100%   07/01/14   $     20,429
     30    Utah St Hsg Fin Agy Single Family Mtg Sr Ser A2
           (AMT) (FHA Gtd).................................  7.200    01/01/27         30,636
                                                                                 ------------
                                                                                   13,171,925
                                                                                 ------------
           VERMONT  0.2%
  1,000    Vermont Ed & Hlth Bldg Fing Agy Rev Bennington
           College Proj....................................  6.625    10/01/29      1,012,170
                                                                                 ------------

           WASHINGTON  2.2%
  5,000    Energy Northwest WA Elec Rev Proj No 3 Ser A
           Rfdg (XLCA Insd)................................  5.500    07/01/17      5,447,100
  8,000    King Cnty, WA Sch Dist No 411 (FGIC Insd) (d)...  5.250    12/01/20      8,605,520
                                                                                 ------------
                                                                                   14,052,620
                                                                                 ------------
           WEST VIRGINIA  0.9%
  1,500    West Virginia St Hosp Fin Auth Hosp Rev Bears &
           Bulls WV Univ Med Corp Rfdg (MBIA Insd).........  6.100    01/01/18      1,503,765
  4,000    West Virginia St Hosp Fin Auth Hosp Rev Bears &
           Bulls WV Univ Med Corp Rfdg (MBIA Insd).........  6.100    01/01/18      4,010,080
                                                                                 ------------
                                                                                    5,513,845
                                                                                 ------------
TOTAL LONG-TERM INVESTMENTS  99.2%
  (Cost $622,077,834).........................................................    641,448,761

SHORT-TERM INVESTMENT  0.1%
  (Cost $600,000).............................................................        600,000
                                                                                 ------------

TOTAL INVESTMENTS  99.3%
  (Cost $622,677,834).........................................................    642,048,761
OTHER ASSETS IN EXCESS OF LIABILITIES  0.7%...................................      4,344,233
                                                                                 ------------

NET ASSETS  100.0%............................................................   $646,392,994
                                                                                 ============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) Asset segregated as collateral for open futures transactions.

(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 11.1% of net assets.

(c) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced.

 18                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

    Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Fund to enhance the yield of the portfolio. The price of these securities may be more volatile than the price of a comparable fixed rate security. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(d) The Fund owns 100% of the bond issuance.

(e) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(g) This borrower has filed for protection in federal bankruptcy court.

(h) Non-income producing security.

(i) Payment-in-kind security.

(j) Interest is accruing at less than the stated coupon.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

PSF--Public School Fund

XLCA--XL Capital Assurance Inc.

See Notes to Financial Statements                                             19

VAN KAMPEN MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $622,677,834).......................  $642,048,761
Cash........................................................        80,968
Receivables:
  Interest..................................................     8,526,817
  Fund Shares Sold..........................................       398,803
  Investments Sold..........................................       265,000
Other.......................................................       183,616
                                                              ------------
    Total Assets............................................   651,503,965
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     2,354,972
  Fund Shares Repurchased...................................       926,862
  Income Distributions......................................       736,006
  Distributor and Affiliates................................       365,399
  Investment Advisory Fee...................................       270,781
  Variation Margin on Futures...............................        74,062
Trustees' Deferred Compensation and Retirement Plans........       245,313
Accrued Expenses............................................       137,576
                                                              ------------
    Total Liabilities.......................................     5,110,971
                                                              ------------
NET ASSETS..................................................  $646,392,994
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $654,736,852
Net Unrealized Appreciation.................................    19,417,105
Accumulated Undistributed Net Investment Income.............     1,302,754
Accumulated Net Realized Loss...............................   (29,063,717)
                                                              ------------
NET ASSETS..................................................  $646,392,994
                                                              ============
NET ASSET VALUE PER COMMON SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $591,005,845 and 40,547,265 shares of
    beneficial interest issued and outstanding).............  $      14.58
    Maximum sales charge (4.75%* of offering price).........           .73
                                                              ------------
    Maximum offering price to public........................  $      15.31
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $42,683,255 and 2,932,309 shares of
    beneficial interest issued and outstanding).............  $      14.56
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $12,703,894 and 873,921 shares of
    beneficial interest issued and outstanding).............  $      14.54
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

 20                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended March 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 17,607,578
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     1,615,790
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $750,613, $229,470 and $66,181,
  respectively).............................................     1,046,264
Shareholder Services........................................       211,836
Legal.......................................................        35,973
Custody.....................................................        30,278
Trustees' Fees and Related Expenses.........................        13,761
Other.......................................................       173,147
                                                              ------------
    Total Expenses..........................................     3,127,049
    Less Credits Earned on Cash Balances....................         5,228
                                                              ------------
    Net Expenses............................................     3,121,821
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 14,485,757
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $    546,230
  Futures...................................................       190,657
                                                              ------------
Net Realized Gain...........................................       736,887
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    30,728,214
                                                              ------------
  End of the Period:
    Investments.............................................    19,370,927
    Futures.................................................        46,178
                                                              ------------
                                                                19,417,105
                                                              ------------
Net Unrealized Depreciation During the Period...............   (11,311,109)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(10,574,222)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $  3,911,535
                                                              ============

See Notes to Financial Statements                                             21

VAN KAMPEN MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED       YEAR ENDED
                                                          MARCH 31, 2005    SEPTEMBER 30, 2004
                                                         -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................    $ 14,485,757       $  30,700,407
Net Realized Gain/Loss.................................         736,887          (2,789,110)
Net Unrealized Depreciation During the Period..........     (11,311,109)            (19,307)
                                                           ------------       -------------
Change in Net Assets from Operations...................       3,911,535          27,891,990
                                                           ------------       -------------

Distributions from Net Investment Income:
  Class A Shares.......................................     (13,294,305)        (27,226,749)
  Class B Shares.......................................        (842,415)         (1,926,469)
  Class C Shares.......................................        (243,094)           (565,309)
                                                           ------------       -------------
Total Distributions....................................     (14,379,814)        (29,718,527)
                                                           ------------       -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....     (10,468,279)         (1,826,537)
                                                           ------------       -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................      20,488,249          37,955,532
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................       9,884,731          20,108,172
Cost of Shares Repurchased.............................     (45,401,196)       (118,216,715)
                                                           ------------       -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....     (15,028,216)        (60,153,011)
                                                           ------------       -------------
TOTAL DECREASE IN NET ASSETS...........................     (25,496,495)        (61,979,548)
NET ASSETS:
Beginning of the Period................................     671,889,489         733,869,037
                                                           ------------       -------------
End of the Period (Including accumulated undistributed
  net investment income of $1,302,754 and $1,196,811,
  respectively)........................................    $646,392,994       $ 671,889,489
                                                           ============       =============

 22                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                   YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                     MARCH 31,     ------------------------------------------------
                                      2005        2004      2003     2002 (c)     2001      2000
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $14.81      $14.84    $15.03     $14.56     $14.06    $14.50
                                     ------      ------    ------     ------     ------    ------
  Net Investment Income...........      .33(a)      .66(a)    .67(a)     .71        .74       .79
  Net Realized and Unrealized
    Gain/Loss.....................     (.23)       (.05)     (.19)       .46        .49      (.42)
                                     ------      ------    ------     ------     ------    ------
Total from Investment
  Operations......................      .10         .61       .48       1.17       1.23       .37
Less Distributions from Net
  Investment Income...............      .33         .64       .67        .70        .73       .81
                                     ------      ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $14.58      $14.81    $14.84     $15.03     $14.56    $14.06
                                     ======      ======    ======     ======     ======    ======

Total Return (b)..................     .63%*      4.20%     3.31%      8.35%      8.93%     2.69%
Net Assets at End of the Period
  (In millions)...................   $591.0      $609.4    $658.5     $696.4     $701.5    $688.3
Ratio of Expenses to Average Net
  Assets..........................     .87%        .89%      .88%       .87%       .83%      .89%
Ratio of Interest Expense to
  Average Net Assets..............      N/A         N/A       N/A        N/A        N/A      .01%
Ratio of Net Investment Income to
  Average Net Assets..............    4.44%       4.46%     4.53%      4.89%      5.16%     5.58%
Portfolio Turnover................      16%*        15%       46%        49%        31%       45%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million of more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses by $.01 and increase the ratio of net investment income to average net assets from 4.85% to 4.89%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

*   Non-Annualized

N/A=Not Applicable.

See Notes to Financial Statements                                             23

VAN KAMPEN MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                   YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                     MARCH 31,     ------------------------------------------------
                                      2005        2004      2003     2002 (c)     2001      2000
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $14.79      $14.82    $15.02     $14.54     $14.05    $14.49
                                     ------      ------    ------     ------     ------    ------
  Net Investment Income...........      .27(a)      .55(a)    .56(a)     .60        .63       .68
  Net Realized and Unrealized
    Gain/Loss.....................     (.23)       (.05)     (.20)       .48        .48      (.42)
                                     ------      ------    ------     ------     ------    ------
Total from Investment
  Operations......................      .04         .50       .36       1.08       1.11       .26
Less Distributions from Net
  Investment Income...............      .27         .53       .56        .60        .62       .70
                                     ------      ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $14.56      $14.79    $14.82     $15.02     $14.54    $14.05
                                     ======      ======    ======     ======     ======    ======

Total Return (b)..................     .26%*      3.41%     2.48%      7.64%      8.06%     1.90%
Net Assets at End of the Period
  (In millions)...................   $ 42.7      $ 48.8    $ 58.4     $ 65.0     $ 66.6    $ 69.5
Ratio of Expenses to Average Net
  Assets..........................    1.63%       1.64%     1.63%      1.62%      1.59%     1.67%
Ratio of Interest Expense to
  Average Net Assets..............      N/A         N/A       N/A        N/A        N/A      .01%
Ratio of Net Investment Income to
  Average Net Assets..............    3.68%       3.71%     3.78%      4.13%      4.40%     4.86%
Portfolio Turnover................      16%*        15%       46%        49%        31%       45%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses by $.01 and increase the ratio of net investment income to average net assets from 4.09% to 4.13%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

*   Non-Annualized

N/A=Not Applicable

 24                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                   YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                     MARCH 31,     ------------------------------------------------
                                      2005        2004      2003     2002 (c)     2001      2000
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $14.77      $14.80    $15.00     $14.52     $14.04    $14.48
                                     ------      ------    ------     ------     ------    ------
  Net Investment Income...........      .27(a)      .55(a)    .56(a)     .60        .63       .68
  Net Realized and Unrealized
    Gain/Loss.....................     (.23)       (.05)     (.20)       .48        .47      (.42)
                                     ------      ------    ------     ------     ------    ------
Total from Investment
  Operations......................      .04         .50       .36       1.08       1.10       .26
Less Distributions from Net
  Investment Income...............      .27         .53       .56        .60        .62       .70
                                     ------      ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $14.54      $14.77    $14.80     $15.00     $14.52    $14.04
                                     ======      ======    ======     ======     ======    ======

Total Return (b)..................     .27%*      3.43%     2.48%      7.65%      8.00%     1.91%
Net Assets at End of the Period
  (In millions)...................   $ 12.7      $ 13.7    $ 17.0     $ 18.8     $ 17.4    $ 13.8
Ratio of Expenses to Average Net
  Assets..........................    1.63%       1.64%     1.63%      1.62%      1.62%     1.66%
Ratio of Interest Expense to
  Average Net Assets..............      N/A         N/A       N/A        N/A        N/A      .01%
Ratio of Net Investment Income to
  Average Net Assets..............    3.68%       3.71%     3.78%      4.13%      4.37%     4.84%
Portfolio Turnover................      16%*        15%       46%        49%        31%       45%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses by $.01 and increase the ratio of net investment income to average net assets from 4.09% to 4.13%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

*   Non-Annualized

N/A=Not Applicable.

See Notes to Financial Statements                                             25

VAN KAMPEN MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Income Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund commenced investment operations on August 1, 1990. The distribution of the Fund's Class B and Class C shares commenced on August 24, 1992 and August 13, 1993, respectively. The Fund registered Class I Shares on September 1, 2004. There were no sales of Class I Shares for the period ended March 31, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Future contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At March 31, 2005, the Fund had no when-issued and delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies

VAN KAMPEN MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At September 30, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $27,985,150 which will expire according to the following schedule.

AMOUNT                                                            EXPIRATION
$11,008,462.................................................  September 30, 2008
  9,728,055.................................................  September 30, 2009
  7,248,633.................................................  September 30, 2010

    At March 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $622,451,621
                                                              ============
Gross tax unrealized appreciation...........................  $ 33,982,194
Gross tax unrealized depreciation...........................   (14,385,054)
                                                              ------------
Net tax unrealized appreciation investments.................  $ 19,597,140
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended September 30, 2004 was as follows:

Distribution paid from:
  Ordinary Income...........................................    $291,037
  Long-term capital gain....................................         -0-
                                                                --------
                                                                $291,037
                                                                ========

    As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $117,235

F. EXPENSE REDUCTIONS During the six months ended March 31, 2005, the Fund's custody fee was reduced by $5,228 as a result of credits earned on cash balances.

VAN KAMPEN MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .50%
Over $500 million...........................................     .45%

    For the six months ended March 31, 2005, the Fund recognized expenses of approximately $15,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended March 31, 2005, the Fund recognized expenses of approximately $37,200 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended March 31, 2005, the Fund recognized expenses of approximately $166,700 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $161,615 are included in "Other" assets on the Statements of Assets and Liabilities at March 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At March 31, 2005, capital aggregated $595,265,452, $45,885,915 and $13,585,485 for Classes A, B and C, respectively. For the six months ended March 31, 2005, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   1,194,612    $ 17,673,067
  Class B...................................................      98,759       1,462,901
  Class C...................................................      91,984       1,352,281
                                                              ----------    ------------
Total Sales.................................................   1,385,355    $ 20,488,249
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     621,272    $  9,175,759
  Class B...................................................      35,811         528,253
  Class C...................................................      12,268         180,719
                                                              ----------    ------------
Total Dividend Reinvestment.................................     669,351    $  9,884,731
                                                              ==========    ============
Repurchases:
  Class A...................................................  (2,413,441)   $(35,703,003)
  Class B...................................................    (502,182)     (7,411,565)
  Class C...................................................    (155,131)     (2,286,628)
                                                              ----------    ------------
Total Repurchases...........................................  (3,070,754)   $(45,401,196)
                                                              ==========    ============

    At September 30, 2004, capital aggregated $604,119,629, $51,306,326 and
$14,339,113 for Classes A, B and C, respectively. For the year ended September 30, 2004, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................   2,289,405    $  33,797,656
  Class B...................................................     160,379        2,372,126
  Class C...................................................     121,130        1,785,750
                                                              ----------    -------------
Total Sales.................................................   2,570,914    $  37,955,532
                                                              ==========    =============
Dividend Reinvestment:
  Class A...................................................   1,256,987    $  18,523,059
  Class B...................................................      80,748        1,188,399
  Class C...................................................      26,991          396,714
                                                              ----------    -------------
Total Dividend Reinvestment.................................   1,364,726    $  20,108,172
                                                              ==========    =============
Repurchases:
  Class A...................................................  (6,774,537)   $ (99,847,334)
  Class B...................................................    (879,827)     (12,919,631)
  Class C...................................................    (372,418)      (5,449,750)
                                                              ----------    -------------
Total Repurchases...........................................  (8,026,782)   $(118,216,715)
                                                              ==========    =============

VAN KAMPEN MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended March 31, 2005 and the year ended September 30, 2004, 204,037 and 144,827 Class B Shares converted to Class A Shares, respectively and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended March 31, 2005 and the year ended September 30, 2004, 46,232 and 2,500 Class C Shares automatically convert to Class A Shares and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares.

    Class B and C Shares are offered without a front end sales charges, but are subject to a contingent deferred sale charge (CDSC). The CDSC will be imposed on most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   3.75%               None
Third.......................................................   3.50%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth.......................................................   1.00%               None
Seventh and Thereafter......................................    None               None

    For the six months ended March 31, 2005, Van Kampen as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $38,600 and CDSC on redeemed shares of approximately $43,700. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $105,690,871 and $115,945,601, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

VAN KAMPEN MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to manage the portfolio's effective yield, maturity and duration, or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counter parties to meet the terms of their contracts.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Notes. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended March 31, 2005, were as follows:

                                                                CONTRACTS
Outstanding at September 30, 2004...........................       575
Futures Opened..............................................       540
Futures Closed..............................................      (921)
                                                                  ----
Outstanding at March 31, 2005...............................       194
                                                                  ====

    The futures contracts outstanding as of March 31, 2005, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                                 UNREALIZED
                                                                                APPRECIATION/
                                                                CONTRACTS       DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 2-Year Futures, June 2005 (Current
  Notional Value of $206,891 per contract)..................        38             $24,786
U.S. Treasury Notes 5 Year Futures, June 2005 (Current
  Notional Value of $107,094 per contract)..................       156              21,392
                                                                   ---             -------
                                                                   194             $46,178
                                                                   ===             =======

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the

VAN KAMPEN MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to 0.25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $2,592,900 and $185,900 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended March 31, 2005, are payments retained by Van Kampen of approximately $186,700 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $34,800.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between

VAN KAMPEN MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN MUNICIPAL INCOME FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN* - President and Chief
Executive Officer
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 34

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 49, 349, 549
MIF SAR 5/05 RN05-01059P-Y03/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Intermediate Term Municipal Income Fund performed during the semi-annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/05

                               A SHARES                B SHARES                C SHARES
                              5/28/1993               5/28/1993               10/19/1993
---------------------------------------------------------------------------------------------
                                       W/MAX                   W/MAX                   W/MAX
                                       3.25%                   3.00%                   1.00%
AVERAGE ANNUAL           W/O SALES     SALES     W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            5.41%       5.11%       5.03%       5.03%       4.26%       4.26%

10-year                    5.34        5.00        4.89        4.89        4.60        4.60

5-year                     5.48        4.77        4.92        4.92        4.74        4.74

1-year                     2.28       -1.04        2.07       -0.91        1.61        0.62

6-month                    0.81       -2.47        0.99       -2.00        0.52       -0.47
---------------------------------------------------------------------------------------------

SEC Yield                       2.87%                   2.19%                   2.22%

Unsubsidized SEC
Yield                            2.77                    2.09                    2.12

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 3.25 percent for Class A shares, a contingent deferred sales charge of 3.00 percent for Class B shares (in year one and declining to zero after year four), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. The subsidized SEC yields reflect some or all of the expenses that the adviser had voluntarily waived. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 6-MONTH PERIOD ENDED MARCH 31, 2005

Van Kampen Intermediate Term Municipal Income Fund is managed by the Adviser's Municipal Fixed Income team, which includes Timothy D. Haney, Vice President of the Adviser.(1)

MARKET CONDITIONS

The six-month period ended March 31, 2005, was characterized by continued short-term interest rate increases, and the specter of rising inflation resulting from record-high crude oil prices. The Federal Open Market Committee (the "Fed") raised the federal funds target rate 100 basis points during the period through a series of four, "measured" 0.25 percent tightenings to 2.75 percent by the end of March. Although rates in the short and intermediate areas of the yield curve shifted upward as the Fed tightened, long-term interest rates fell as buyers did not seem deterred by the prospect of rising inflation. As a result, the yield curve (which measures the difference in yields between short and longer-term yields) flattened and the long end of the municipal market handily outperformed the shorter end.

The municipal market posted positive overall returns during the period, though it was not uniformly strong. In contrast to the strong showing by longer-term bonds, shorter-term municipals were hampered by the Fed's tightening and turned in a slightly negative showing. Within the investment-grade segment of the market, yield differentials between BBB-rated municipals and AAA-rated securities were flat to slightly wider, though BBB-rated securities still outperformed high grades due to their higher coupons, while securities rated below investment grade strongly outperformed as investors sought out their higher yields.

The Fed's interest rate hikes did not dampen investors' appetites for municipal bonds, as net inflows into municipal bond funds topped $700 million during the period. The supply of new issues was modest during the closing months of 2004 (the first half of the period) before soaring in the opening months of 2005 as long-term issuers rushed to bring securities to market in anticipation of additional interest rate increases in the near term.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The fund returned 0.81 percent for the six months ended March 31, 2005 (Class A shares, unadjusted for sales charge). In comparison, the fund's benchmark index, the Lehman Brothers Municipal Bond Index, returned 1.21 percent for the period.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2005

--------------------------------------------------------------
                                      LEHMAN BROTHERS
      CLASS A   CLASS B   CLASS C   MUNICIPAL BOND INDEX

       0.81%     0.99%     0.52%           1.21%
--------------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITION.

The fund's underperformance relative to its benchmark was driven largely by its emphasis on the short-to-intermediate segment of the market. While this positioning tends to keep the fund's volatility at a modest level over longer time periods, it can hamper returns over shorter periods when yields on these securities rise more rapidly than those of longer-term bonds. That was the pattern which dominated the market during the review period, and the fund's returns suffered as a result. In fact, intermediate municipal funds as a group underperformed their longer-maturity counterparts over the period.

In managing the fund, we continued to focus on trading between liquid, high-quality securities which our analysis identified as compelling total return opportunities. Our strategy involves buying these bonds when they are attractively valued, and selling them when they reach our return targets in order to reinvest the proceeds into bonds with greater future potential for total return. Most of our trading during the six-month period occurred in the 10-to-15 year portion of the market. Our purchases were largely of securities with 15-year maturities but which had more moderate interest rate exposure.

The fund remained focused on higher-quality securities. As of the end of the reporting period, approximately 72 percent of the fund's portfolio consisted of securities rated AA or better. We added selectively to the portfolio's holdings of bonds rated BBB or lower in situations where our analysts' research showed sufficiently compelling return opportunity. At the sector level, the fund remained well diversified across the major segments of the municipal market. At the end of the period, the three largest sectors represented in the portfolio were public education, general purpose and public building.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

RATINGS ALLOCATIONS AS OF 3/31/05
AAA/Aaa                                                          60.8%
AA/Aa                                                            11.0
A/A                                                              11.5
BBB/Baa                                                           8.9
B/B                                                               0.1
Non-Rated                                                         7.7

TOP 5 SECTORS AS OF 3/31/05
Public Education                                                 17.9%
General Purpose                                                  13.9
Public Building                                                  10.1
Higher Education                                                 10.1
Health Care                                                       9.6

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 03/31/05
Pennsylvania                                                     11.4%
New Jersey                                                       10.1
Ohio                                                              7.2
Missouri                                                          6.9
California                                                        5.3
Illinois                                                          5.2
Florida                                                           5.0
Colorado                                                          4.8
Oregon                                                            4.5
Alabama                                                           4.0
New York                                                          3.0
Texas                                                             2.7
Michigan                                                          2.7
Arizona                                                           2.3
Indiana                                                           2.1
Kansas                                                            2.0
Arkansas                                                          1.9
South Carolina                                                    1.8
Tennessee                                                         1.5
North Carolina                                                    1.5
New Mexico                                                        1.5
South Dakota                                                      1.3
West Virginia                                                     1.2
Connecticut                                                       1.2
Kentucky                                                          0.9
Rhode Island                                                      0.9
Nebraska                                                          0.9
Oklahoma                                                          0.9
District of Columbia                                              0.9
Maryland                                                          0.6
Wisconsin                                                         0.4
Massachusetts                                                     0.3
Georgia                                                           0.3
Montana                                                           0.3
Louisiana                                                         0.1

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 03/31/05
                                       (continued from previous page)
Minnesota                                                         0.1
Utah                                                               --
                                                                -----
Total Long-Term Investments                                      97.7%
Short Term Investments                                            2.8
Liabilities in Excess of Other Assets                            -0.5
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocations and sector percentages are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Summary of investments by state classification are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/04 - 3/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/04          3/31/05       10/1/04-3/31/05
Class A
  Actual.....................................    $1,000.00        $1,008.05           $4.71
  Hypothetical...............................     1,000.00         1,020.23            4.73
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,009.89            4.21
  Hypothetical...............................     1,000.00         1,020.73            4.23
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,005.23            7.70
  Hypothetical...............................     1,000.00         1,017.23            7.75
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.94%, 0.84%, and 1.54% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  97.7%
          ALABAMA  4.0%
$1,260    Dothan Houston Cnty, AL Arpt Auth (AMT) (MBIA
          Insd) (a)....................................... 5.400%   12/01/15   $  1,350,418
 2,005    Greenville, AL Wts Rfdg (XLCA Insd) (a)......... 5.000    01/01/18      2,136,247
 1,000    Jefferson Cnty, AL Ltd Oblig Ser A.............. 5.000    01/01/07      1,032,070
   255    West Jefferson Cnty, AL Amusement & Pub Park
          Auth (Prerefunded @ 12/01/06)................... 7.500    12/01/08        269,953
                                                                               ------------
                                                                                  4,788,688
                                                                               ------------
          ARIZONA  2.3%
 1,000    Arizona St Univ Rev Sys Rfdg (AMBAC Insd) (b)... 5.000    07/01/20      1,058,750
    30    Maricopa Cnty, AZ Indl Dev Auth Sr Living Fac
          Rev Christian Care Mesa Inc Proj A.............. 7.250    04/01/05         30,000
 1,000    Maricopa Cnty, AZ Uni Sch Impt Proj of 2002 Ser
          B (FSA Insd).................................... 5.250    07/01/16      1,093,770
   570    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig
          Irvington Proj Tucson Ser A Rfdg (FSA Insd)..... 7.250    07/15/10        596,106
                                                                               ------------
                                                                                  2,778,626
                                                                               ------------
          ARKANSAS  1.9%
 1,000    Arkansas St Fed Hwy Grant Antic Ser A........... 5.500    08/01/06      1,036,450
 1,200    University of Arkansas Rev UALR Cap Impt Ser B
          (FSA Insd)...................................... 4.500    12/01/19      1,220,184
                                                                               ------------
                                                                                  2,256,634
                                                                               ------------
          CALIFORNIA  5.3%
 1,090    California Edl Fac Auth Rev Occidental College
          Ser A (MBIA Insd) (a) (b)....................... 5.000    10/01/20      1,156,294
   135    California Edl Fac Auth Rev Pacific Grad Sch
          (a)............................................. 6.950    11/01/07        148,669
 1,000    California St (AMBAC Insd) (c).................. 6.400    09/01/08      1,110,220
 1,500    California St Dept Wtr Res Pwr Ser A
          (AMBAC Insd).................................... 5.375    05/01/18      1,629,480
   700    California Statewide Cmntys Dev Auth Rev
          Daughters of Charity Hlth Ser F................. 5.000    07/01/08        729,547
   385    Fairfield Suisun, CA Uni Sch Election 2002 (MBIA
          Insd)........................................... 5.250    08/01/18        417,937
 1,100    Santa Clara, CA Elec Rev Sub Ser A (MBIA
          Insd)........................................... 5.250    07/01/20      1,189,320
                                                                               ------------
                                                                                  6,381,467
                                                                               ------------
          COLORADO  4.8%
 1,750    Adams & Arapahoe Cntys, CO Sch Dist 28 Ser C
          (Prerefunded @12/01/06)......................... 5.200    12/01/11      1,854,177
   180    Colorado Hlth Fac Auth Rev Sr Living Fac Eaton
          Ter Ser A....................................... 6.800    07/01/09        186,638
 1,560    Colorado Springs, CO Utils Rev Sys Sub Lien Impt
          Ser A........................................... 5.000    11/15/19      1,648,265
 1,000    Denver, CO City & Cnty Arpt Rev Ser D Rfdg (AMT)
          (FSA Insd)...................................... 5.500    11/15/12      1,078,920

See Notes to Financial Statements                                              9

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          COLORADO (CONTINUED)
$1,000    Weld & Adams Cntys, CO Sch Dist (FSA Insd)...... 5.000%   12/15/21   $  1,055,410
                                                                               ------------
                                                                                  5,823,410
                                                                               ------------
          CONNECTICUT  1.2%
 1,000    Connecticut St Hlth & Edl Fac Auth Rev Griffin
          Hosp Ser B (Radian Insd)........................ 5.000    07/01/11      1,057,020
   145    Mashantucket Western Pequot Tribe, 144A--Private
          Placement (Escrowed to Maturity) (d)............ 6.500    09/01/06        152,781
   260    New Haven, CT Indl Fac Rev Adj Govt Ctr Thermal
          Energies (AMT).................................. 7.250    07/01/09        260,445
                                                                               ------------
                                                                                  1,470,246
                                                                               ------------
          DISTRICT OF COLUMBIA  0.9%
 1,000    District of Columbia Rev Friendship Pub Charter
          Sch Inc (ACA Insd) (a).......................... 5.000    06/01/13      1,043,170
                                                                               ------------

          FLORIDA  5.0%
 1,000    Brevard Cnty, FL Sch Brd Ctfs Ser B Rfdg (FGIC
          Insd)........................................... 5.000    07/01/20      1,053,170
 2,000    Broward Cnty, FL Arpt Sys Rev Ser E Rfdg (AMT)
          (MBIA Insd) (c)................................. 5.375    10/01/13      2,125,940
   500    Highlands Cnty, FL Hlth Fac Hosp Adventist
          Hlth............................................ 3.350    11/15/32        501,520
   190    Lee Cnty, FL Indl Dev Auth Econ Rev Encore
          Nursing Ctr Part Rfdg........................... 8.125    12/01/07        191,455
    80    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
          Orlando Lutheran Twr Rfdg....................... 8.125    07/01/06         82,908
   250    Orange Cnty, FL Hlth Fac Auth Rev First Mtg
          Orlando Lutheran Twr Rfdg....................... 8.625    07/01/20        272,097
 1,500    Orange Cnty, FL Sch Brd Ctf Ser A (AMBAC
          Insd)........................................... 5.250    08/01/14      1,637,490
   210    Volusia Cnty, FL Indl Dev Auth Bishops Glen Proj
          Rfdg (Escrowed to Maturity)..................... 7.125    11/01/06        216,930
                                                                               ------------
                                                                                  6,081,510
                                                                               ------------
          GEORGIA  0.3%
   300    Forsyth Cnty, GA Hosp Auth Rev Antic Ctfs GA
          Baptist Hlthcare Sys Proj (Escrowed to
          Maturity)....................................... 6.000    10/01/08        316,269
                                                                               ------------

          ILLINOIS  5.2%
   100    Bedford Park, IL Tax Increment 71st & Cicero
          Proj Rfdg....................................... 7.000    01/01/06        101,164
 1,325    Bedford Park, IL Wtr Rev Ser B (Escrowed to
          Maturity) (AMT) (ACA Insd)...................... 6.000    12/15/08      1,430,019
   250    Chicago, IL Tax Increment Alloc Sub Cent Loop
          Redev Ser A..................................... 6.500    12/01/05        256,092
   545    Clay Cnty, IL Hosp Rev (a)...................... 5.500    12/01/10        542,340
    99    Huntley, IL Spl Svc Area No 7 Spl Tax........... 6.000    03/01/09         99,000
 1,010    Illinois Fin Auth Student Hsg Rev MJH Ed
          Assistance IV Sr Ser A (a)...................... 5.000    06/01/09      1,060,813

 10                                            See Notes to Financial Statements

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$1,000    Illinois Fin Auth Student Hsg Rev MJH Ed
          Assistance IV Sr Ser A.......................... 5.500%   06/01/19   $  1,054,000
   500    Lincolnshire, IL Spl Svc Area Sedgebrook Proj... 5.000    03/01/11        515,330
   180    Peoria, IL Spl Tax Weaverridge Spl Svc Area..... 7.625    02/01/08        187,117
 1,000    Round Lake Beach, IL Tax........................ 4.650    12/15/13      1,004,050
                                                                               ------------
                                                                                  6,249,925
                                                                               ------------
          INDIANA  2.1%
 1,000    Allen Cnty, IN Juvenile Justice Ctr First Mtg
          (AMBAC Insd).................................... 5.500    01/01/18      1,085,540
 1,400    Indiana Bd Bk Spl Prog Hendricks Redev Ser B
          (Prerefunded @ 02/01/07)........................ 6.000    02/01/12      1,503,656
                                                                               ------------
                                                                                  2,589,196
                                                                               ------------
          KANSAS  2.0%
   500    Burlington, KS Envrn Impt Rev................... 4.750    09/01/15        514,850
 1,000    Shawnee Cnty, KS Sch Dist 501 Topeka............ 5.000    02/01/20      1,044,920
   320    Wyandotte Cnty, KS City KS Univ Brd of Public
          Utility Office Bldg Complex Proj (MBIA Insd).... 5.000    05/01/11        344,179
   510    Wyandotte Cnty, KS City KS Univ Brd of Public
          Utility Office Bldg Complex Proj (MBIA Insd).... 5.000    05/01/12        544,430
                                                                               ------------
                                                                                  2,448,379
                                                                               ------------
          KENTUCKY  0.9%
 1,000    Louisville & Jefferson Cnty, KY Ser C (AMT) (FSA
          Insd)........................................... 5.500    07/01/17      1,081,450
                                                                               ------------

          LOUISIANA  0.1%
   235    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
          Plantation Ser A................................ 7.200    01/01/06        164,058
                                                                               ------------

          MARYLAND  0.6%
   625    Maryland St Econ Dev Corp Univ MD College Park
          Proj............................................ 5.750    06/01/13        694,775
                                                                               ------------

          MASSACHUSETTS  0.3%
    65    Massachusetts St Indl Fin Agy East Boston
          Neighborhood Proj............................... 7.250    07/01/06         64,875
   245    Massachusetts St Indl Fin Agy Rev Gtr Lynn
          Mental Hlth (Acquired 06/24/1998, Cost $245,000)
          (e)............................................. 6.200    06/01/08        252,350
                                                                               ------------
                                                                                    317,225
                                                                               ------------
          MICHIGAN  2.7%
 1,000    Brighton, MI Area Sch Dist Rfdg (a)............. 5.250    05/01/18      1,075,990
 1,000    Brighton, MI Area Sch Dist Rfdg................. 5.250    05/01/20      1,072,650
   335    John Tolfree Hlth Sys Corp MI Mtg Rev Rfdg...... 5.450    09/15/06        340,263
   500    Kent Hosp Fin Auth MI Rev Met Hosp Proj
          Ser A (b)....................................... 5.000    07/01/09        520,625

See Notes to Financial Statements                                             11

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          MICHIGAN (CONTINUED)
$  250    Michigan St Strategic Fd Ltd Oblig United Waste
          Sys Proj (AMT).................................. 5.200%   04/01/10   $    260,197
                                                                               ------------
                                                                                  3,269,725
                                                                               ------------
          MINNESOTA  0.1%
    90    Minneapolis, MN Multi-Family Rev Hsg Belmont
          Apts Proj (AMT) (a)............................. 7.000    11/01/06         90,332
                                                                               ------------

          MISSOURI  6.9%
   610    Ferguson, MO Tax Increment Rev Crossing at Halls
          Ferry Rfdg (a).................................. 5.500    04/01/14        628,099
 1,350    Kansas City, MO Indl Dev Auth Plaza Lib Proj.... 6.000    03/01/16      1,415,907
 1,000    Macon, MO Ctfs Partn (MBIA Insd)................ 5.250    08/01/17      1,064,570
   830    Missouri St Dev Fin Brd Fac Rev Pub Safety Proj
          Ser A (a)....................................... 5.000    03/01/11        868,114
 2,125    O' Fallon, MO Ctfs Partn (MBIA Insd) (a)........ 5.375    02/01/18      2,293,470
 2,000    Saint Charles, MO Ctf Part Ser B................ 5.500    05/01/18      2,107,180
                                                                               ------------
                                                                                  8,377,340
                                                                               ------------
          MONTANA  0.3%
   300    Crow Fin Auth, MT Tribal Purp Rev (Acquired
          12/11/1997, Cost $300,000) (e).................. 5.400    10/01/07        311,505
                                                                               ------------

          NEBRASKA  0.9%
 1,000    Dodge Cnty, NE Sch Dist 001 Rfdg (FSA Insd)..... 5.000    12/15/18      1,061,940
                                                                               ------------

          NEW JERSEY  10.1%
 1,000    Casino Reinvestment Dev Auth NJ Hotel Room Fee
          Rev (AMBAC Insd)................................ 5.250    01/01/20      1,086,360
 1,400    Essex Cnty, NJ Impt Auth Lease Gtd Cnty
          Correctional Fac Proj (Prerefunded @10/01/10)
          (FGIC Insd)..................................... 5.750    10/01/30      1,565,634
   460    Middlesex Cnty, NJ Impt Auth Street Student Hsg
          Proj Ser A...................................... 2.500    08/15/06        455,556
 1,005    Morris Union Jointure Cmnty NJ Ctfs Part (Radian
          Insd)........................................... 4.000    05/01/08      1,023,371
 1,000    Morris Union Jointure Cmnty NJ Ctfs Part (Radian
          Insd)........................................... 5.250    05/01/20      1,058,560
   265    New Jersey Econ Dev Auth First Mtg Winchester
          Ser A Rfdg...................................... 2.600    11/01/05        263,723
   400    New Jersey Econ Dev Auth First Mtg Winchester
          Ser A Rfdg...................................... 3.000    11/01/06        395,772
 1,500    New Jersey Econ Dev Auth Rev Cigarette Tax...... 5.500    06/15/16      1,626,915
   800    New Jersey Hlthcare Fac Fin Auth Rev Christ Hosp
          Group Issue (Escrowed to Maturity) (Connie Lee
          Insd)........................................... 7.000    07/01/06        825,488
 1,000    New Jersey Hlthcare Fac Fin Auth Rev St Clare's
          Hosp Inc Ser A Rfdg (Radian Insd)............... 5.250    07/01/20      1,053,070

 12                                            See Notes to Financial Statements

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          NEW JERSEY (CONTINUED)
$1,000    New Jersey Hlthcare Fac Fin Auth Rev Virtua Hlth
          Issue (FSA Insd)................................ 5.250%   07/01/10   $  1,072,100
   670    New Jersey St Edl Fac Auth Fairleigh Dickinson
          Univ Ser D (ACA Insd)........................... 5.000    07/01/05        673,786
   455    Rahway, NJ Ctfs Partn (MBIA Insd)............... 5.500    02/15/16        497,229
   565    Rahway, NJ Ctfs Partn (MBIA Insd)............... 5.600    02/15/17        619,410
                                                                               ------------
                                                                                 12,216,974
                                                                               ------------
          NEW MEXICO  1.5%
 1,000    Jicarilla, NM Apache Nation Rev Ser A (Acquired
          10/23/2003, Cost $1,020,380) (e)................ 5.500    09/01/23      1,055,200
   700    Jicarilla, NM Apache Nation Rev Ser A (Acquired
          10/23/2003, Cost $728,707) (e).................. 4.000    09/01/08        709,317
                                                                               ------------
                                                                                  1,764,517
                                                                               ------------
          NEW YORK  3.0%
   245    Brookhaven, NY Indl Dev Agy Sr Residential Hsg
          Rev Woodcrest Estates Fac Ser A (AMT)........... 5.875    12/01/09        251,674
 1,000    Long Island Pwr Auth NY Elec Gen Ser C.......... 5.500    09/01/17      1,082,120
   750    New York City Indl Dev Agy Rev Liberty 7 World
          Trade Ctr Proj Ser A............................ 6.250    03/01/15        760,650
   480    New York City Ser A............................. 7.000    08/01/07        511,267
    20    New York City Ser A (Prerefunded @ 08/01/06).... 7.000    08/01/07         21,427
     5    Niagara Falls, NY Pub Impt (MBIA Insd).......... 6.900    03/01/20          5,067
 1,000    Tobacco Settlement Fin Corp NY Ser C-1.......... 5.250    06/01/13      1,057,670
                                                                               ------------
                                                                                  3,689,875
                                                                               ------------
          NORTH CAROLINA  1.5%
   630    North Carolina Eastn Mun Pwr Agy Pwr Sys Rev Ser
          D............................................... 6.450    01/01/14        697,454
 1,000    North Carolina Muni Pwr Agy Ser A (MBIA Insd)... 5.250    01/01/19      1,075,420
                                                                               ------------
                                                                                  1,772,874
                                                                               ------------
          OHIO  7.2%
   500    Athens Cnty, OH Hosp Fac Rev & Impt O' Bleness
          Mem Ser A Rfdg.................................. 6.250    11/15/13        516,115
 1,370    Cleveland, OH Non Tax Rev Cleveland Stadium Proj
          Rfdg (AMBAC Insd)............................... 5.125    12/01/20      1,458,105
    60    Cleveland-Cuyahoga Cnty, OH Port Auth Rev Dev-
          Port Cleveland Bd Fd Ser B (AMT) (a)............ 6.500    05/15/05         60,172
   500    Dayton, OH Spl Fac Rev Afco Cargo Day LLC Proj
          (AMT)........................................... 6.000    04/01/09        484,195
 2,675    Ohio Mun Elec Generation Agy Jt Venture 5 Ctfs
          Ben Int Rfdg (AMBAC Insd)....................... 5.000    02/15/21      2,798,719
 1,160    Sugarcreek, OH Loc Sch Dist Sch Impt Rfdg (MBIA
          Insd) (a)....................................... 5.250    12/01/18      1,255,978
 1,010    Toledo, OH Swr Sys Rev (AMBAC Insd)............. 5.000    11/15/18      1,070,893
 1,000    University of Cincinnati Gen Ser C (FGIC
          Insd)........................................... 5.000    06/01/18      1,057,600
                                                                               ------------
                                                                                  8,701,777
                                                                               ------------

See Notes to Financial Statements                                             13

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          OKLAHOMA  0.9%
$1,000    University of Oklahoma Rev Multiple Fac
          (MBIA Insd)..................................... 5.000%   06/01/19   $  1,053,670
                                                                               ------------

          OREGON  4.5%
 2,575    Emerald Peoples Util Dist OR Ser A Rfdg
          (FSA Insd) (a).................................. 5.250    11/01/16      2,802,913
 1,485    Oregon St Dept Admin Svcs Lottery Rev Ser B (FSA
          Insd)........................................... 5.000    04/01/18      1,583,025
 1,000    Port Morrow, OR Pollutn Ctl Portland Gen
          Ser A Rfdg...................................... 5.200    05/01/33      1,045,110
                                                                               ------------
                                                                                  5,431,048
                                                                               ------------
          PENNSYLVANIA  11.4%
   250    Allegheny Cnty, PA Redev Auth Rev Pittsburgh
          Mills Proj...................................... 5.100    07/01/14        260,943
 1,320    Canon McMillan Sch Dist PA Ser A Rfdg
          (MBIA Insd)..................................... 5.000    12/15/15      1,423,211
 1,000    Erie, PA Ser A (FSA Insd)....................... 5.000    11/15/18      1,062,330
   500    Montgomery Cnty, PA Indl Dev Auth Rev Mtg
          Whitemarsh Cont Care Proj....................... 6.000    02/01/21        508,265
 1,000    Pennsylvania St High Edl Fac Auth Rev Univ PA
          Hlth Sys Ser A.................................. 5.000    08/15/08      1,046,150
 1,300    Philadelphia, PA Gas Wks Rev Eighteenth Ser (AGC
          Insd)........................................... 5.250    08/01/18      1,377,116
   900    Philadelphia, PA Gas Wks Rev Third Ser (FSA
          Insd)........................................... 5.000    08/01/10        966,843
 2,000    Philadelphia, PA Redev Auth Rev Neighborhood
          Trans Ser A (FGIC Insd)......................... 5.500    04/15/16      2,189,480
 1,500    Springfield, PA Sch Dist DE Ser A (FGIC Insd)... 5.000    03/15/20      1,580,190
 1,090    Wilson, PA Area Sch Dist (FGIC Insd)............ 5.125    03/15/17      1,161,482
 2,070    York Cnty, PA Sch Technology (FGIC Insd)........ 5.375    02/15/16      2,263,421
                                                                               ------------
                                                                                 13,839,431
                                                                               ------------
          RHODE ISLAND  0.9%
 1,000    Rhode Island St Econ Dev Grant Antic RI Dept
          Trans Ser A (FSA Insd).......................... 5.000    06/15/15      1,074,370
                                                                               ------------

          SOUTH CAROLINA  1.8%
 1,020    Berkeley Cnty, SC Impt & Rfdg (FSA Insd)........ 5.000    09/01/17      1,084,750
 1,065    Lexington, SC Wtr & Swr Rev & Impt Comb Ser A
          Rfdg (MBIA Insd) (a)............................ 5.000    04/01/14      1,132,276
                                                                               ------------
                                                                                  2,217,026
                                                                               ------------
          SOUTH DAKOTA  1.3%
 1,515    Minnehaha Cnty, SD Ctfs Ltd Tax (FSA Insd)...... 5.000    12/01/18      1,606,718
                                                                               ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          TENNESSEE  1.5%
$1,050    Franklin, TN Spl Sch Dist Cap Apprec (FSA
          Insd)...........................................   *      06/01/15   $    674,562
 1,000    Gatlinburg, TN Pub Bldg Auth Rfdg (AMBAC
          Insd)........................................... 5.750%   12/01/11      1,122,780
                                                                               ------------
                                                                                  1,797,342
                                                                               ------------
          TEXAS  2.7%
   740    Austin, TX Util Sys Rev Comb Ser A Rfdg (MBIA
          Insd)........................................... 5.375    11/15/05        742,605
   395    Brazos River Auth TX Pollutn Ctl Rev Adj TXU
          Elec Co Proj Ser C Rfdg (AMT)................... 5.750    05/01/36        420,304
   500    Hidalgo Cnty, TX Hlth Svcs Mission Hosp Inc
          Proj............................................ 5.000    08/15/13        502,350
   350    Hidalgo Cnty, TX Hlth Svcs Mission Hosp Inc
          Proj............................................ 5.000    08/15/19        341,054
 1,000    Lower Colorado Riv Auth TX LCRA Svcs Corp Proj
          Rfdg (FGIC Insd)................................ 5.000    05/15/17      1,044,670
   300    San Antonio, TX Hsg Fin Corp Multi-Family Hsg
          Rev Beverly Oaks Apt Proj Ser A (a)............. 7.500    02/01/10        284,688
                                                                               ------------
                                                                                  3,335,671
                                                                               ------------
          UTAH  0.0%
    45    Utah St Hsg Fin Agy Single Family Mtg Mezz Ser A
          (AMT) (FHA/VA Gtd).............................. 7.150    07/01/12         45,958
                                                                               ------------

          WEST VIRGINIA  1.2%
 1,500    West Virginia St Hosp Fin Auth (MBIA Insd)...... 6.100    01/01/18      1,503,765
                                                                               ------------

          WISCONSIN  0.4%
   500    Wisconsin St Hlth & Edl Fac Beaver Dam Cmnty
          Hosp Inc........................................ 5.500    08/15/14        489,480
                                                                               ------------

TOTAL LONG-TERM INVESTMENTS  97.7%
  (Cost $116,418,898).......................................................    118,136,366
SHORT-TERM INVESTMENTS  2.8%
  (Cost $3,400,000).........................................................      3,400,000
                                                                               ------------
TOTAL INVESTMENTS  100.5%
  (Cost $119,818,898).......................................................    121,536,366
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.5%)...............................       (604,885)
                                                                               ------------

NET ASSETS  100.0%..........................................................   $120,931,481
                                                                               ============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) The Fund owns 100% of the bond issuance.

(b) Securities purchased on a when-issued or delayed delivery basis.

See Notes to Financial Statements                                             15

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

(c) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(d) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.9% of net assets.

ACA--American Capital Access

AGC--AGC Insured Custody Certificates

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

FSA--Financial Security Assurance Inc.

MBIA--Municipal Bond Investors Assurance Corp.

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

 16                                            See Notes to Financial Statements

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $119,818,898).......................  $121,536,366
Cash........................................................        10,547
Receivables:
  Interest..................................................     1,617,873
  Investments Sold..........................................     1,067,480
  Fund Shares Sold..........................................       276,213
Other.......................................................       119,996
                                                              ------------
    Total Assets............................................   124,628,475
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     2,742,996
  Fund Shares Repurchased...................................       391,432
  Distributor and Affiliates................................       113,457
  Income Distributions......................................       108,956
  Variation Margin on Futures...............................        72,437
  Investment Advisory Fee...................................        41,379
Trustees' Deferred Compensation and Retirement Plans........       169,740
Accrued Expenses............................................        56,597
                                                              ------------
    Total Liabilities.......................................     3,696,994
                                                              ------------
NET ASSETS..................................................  $120,931,481
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $118,610,932
Net Unrealized Appreciation.................................     1,863,363
Accumulated Net Realized Gain...............................       275,559
Accumulated Undistributed Net Investment Income.............       181,627
                                                              ------------
NET ASSETS..................................................  $120,931,481
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $86,469,850 and 8,147,172 shares of
    beneficial interest issued and outstanding).............  $      10.61
    Maximum sales charge (3.25%* of offering price).........           .36
                                                              ------------
    Maximum offering price to public........................  $      10.97
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $18,256,423 and 1,708,862 shares of
    beneficial interest issued and outstanding).............  $      10.68
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $16,205,208 and 1,529,011 shares of
    beneficial interest issued and outstanding).............  $      10.60
                                                              ============

*   On sales of $25,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             17

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended March 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 2,628,447
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      303,400
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $105,993, $14,922 and $71,593,
  respectively).............................................      192,508
Shareholder Services........................................       33,530
Registration and Filing Fees................................       30,627
Legal.......................................................       21,358
Trustees' Fees and Related Expenses.........................       11,214
Custody.....................................................        5,948
Other.......................................................       72,235
                                                              -----------
    Total Expenses..........................................      670,820
    Investment Advisory Fee Reduction.......................       60,680
    Less Credits Earned on Cash Balances....................        1,288
                                                              -----------
    Net Expenses............................................      608,852
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 2,019,595
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $    72,001
  Futures...................................................      295,272
                                                              -----------
Net Realized Gain...........................................      367,273
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    3,336,877
  End of the Period:
    Investments.............................................    1,717,468
    Futures.................................................      145,895
                                                              -----------
                                                                1,863,363
                                                              -----------
Net Unrealized Depreciation During the Period...............   (1,473,514)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(1,106,241)
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $   913,354
                                                              ===========

 18                                            See Notes to Financial Statements

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                           FOR THE              FOR THE
                                                       SIX MONTHS ENDED        YEAR ENDED
                                                        MARCH 31, 2005     SEPTEMBER 30, 2004
                                                       --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................    $  2,019,595         $  3,767,410
Net Realized Gain/Loss...............................         367,273             (116,827)
Net Unrealized Appreciation/Depreciation During the
  Period.............................................      (1,473,514)             436,427
                                                         ------------         ------------
Change in Net Assets from Operations.................         913,354            4,087,010
                                                         ------------         ------------

Distributions from Net Investment Income:
  Class A Shares.....................................      (1,450,168)          (2,540,540)
  Class B Shares.....................................        (260,960)            (599,449)
  Class C Shares.....................................        (225,906)            (538,322)
                                                         ------------         ------------
                                                           (1,937,034)          (3,678,311)
                                                         ------------         ------------

Distributions from Net Realized Gain:
  Class A Shares.....................................        (111,173)            (559,167)
  Class B Shares.....................................         (25,082)            (168,772)
  Class C Shares.....................................         (21,027)            (151,088)
                                                         ------------         ------------
                                                             (157,282)            (879,027)
                                                         ------------         ------------
Total Distributions..................................      (2,094,316)          (4,557,338)
                                                         ------------         ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................      (1,180,962)            (470,328)
                                                         ------------         ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................      22,529,535           35,464,587
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................       1,514,215            3,315,608
Cost of Shares Repurchased...........................     (16,831,431)         (38,885,321)
                                                         ------------         ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...       7,212,319             (105,126)
                                                         ------------         ------------
TOTAL INCREASE/DECREASE IN NET ASSETS................       6,031,357             (575,454)
NET ASSETS:
Beginning of the Period..............................     114,900,124          115,475,578
                                                         ------------         ------------
End of the Period (Including accumulated
  undistributed net investment income of $181,627 and
  $99,066, respectively).............................    $120,931,481         $114,900,124
                                                         ============         ============

See Notes to Financial Statements                                             19

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                           SIX MONTHS
                                             ENDED                YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                             MARCH 31,    --------------------------------------------
                                              2005       2004     2003    2002 (b)    2001     2000
                                           ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
 PERIOD...................................   $10.72     $10.76   $10.86    $10.42    $10.14   $10.22
                                             ------     ------   ------    ------    ------   ------
 Net Investment Income....................      .18        .37      .38       .42       .49      .46
 Net Realized and Unrealized Gain/Loss....     (.10)       .04     (.03)      .44       .23     (.05)
                                             ------     ------   ------    ------    ------   ------
Total from Investment Operations..........      .08        .41      .35       .86       .72      .41
                                             ------     ------   ------    ------    ------   ------
Less:
 Distributions from Net Investment
   Income.................................      .18        .37      .40       .42       .43      .49
 Distributions from Net Realized Gain.....      .01        .08      .05       -0-       .01      -0-
                                             ------     ------   ------    ------    ------   ------
Total Distributions.......................      .19        .45      .45       .42       .44      .49
                                             ------     ------   ------    ------    ------   ------
NET ASSET VALUE, END OF THE PERIOD........   $10.61     $10.72   $10.76    $10.86    $10.42   $10.14
                                             ======     ======   ======    ======    ======   ======

Total Return* (a).........................    0.81%**    3.84%    3.33%     8.48%     7.19%    4.13%
Net Assets at End of the Period (In
 millions)................................   $ 86.5     $ 76.5   $ 70.1    $ 53.5    $ 29.1   $ 26.6
Ratio of Expenses to Average Net
 Assets*..................................     .94%       .93%     .84%      .85%      .77%    1.44%
Ratio of Net Investment Income to Average
 Net Assets*..............................    3.39%      3.50%    3.55%     4.08%     4.78%    4.65%
Portfolio Turnover........................      26%**      60%      35%       75%      106%      85%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net
    Assets................................    1.04%      1.03%    1.04%     1.14%     1.23%      N/A
  Ratio of Net Investment Income to
    Average Net Assets....................    3.29%      3.40%    3.35%     3.79%     4.32%      N/A
**  Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.25% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 0.50% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

N/A=Not Applicable

 20                                            See Notes to Financial Statements

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                        SIX MONTHS
                                          ENDED                         YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                          MARCH 31,       --------------------------------------------------------
                                           2005          2004        2003       2002 (b)       2001        2000
                                        ------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...............................   $10.75        $10.78      $10.84       $10.41       $10.13      $10.20
                                          ------        ------      ------       ------       ------      ------
  Net Investment Income................      .18           .30         .32          .35          .42         .38
  Net Realized and Unrealized
    Gain/Loss..........................     (.10)          .04        (.01)         .42          .22        (.04)
                                          ------        ------      ------       ------       ------      ------
Total from Investment Operations.......      .08           .34         .31          .77          .64         .34
                                          ------        ------      ------       ------       ------      ------
Less:
  Distributions from Net Investment
    Income.............................      .14           .29         .32          .34          .35         .41
  Distributions from Net Realized
    Gain...............................      .01           .08         .05          -0-          .01         -0-
                                          ------        ------      ------       ------       ------      ------
Total Distributions....................      .15           .37         .37          .34          .36         .41
                                          ------        ------      ------       ------       ------      ------
NET ASSET VALUE, END OF THE PERIOD.....   $10.68        $10.75      $10.78       $10.84       $10.41      $10.13
                                          ======        ======      ======       ======       ======      ======
Total Return* (a)......................    0.99%**(d)    3.15%(d)    2.96%(c)     7.61%        6.42%       3.46%
Net Assets at End of the Period (In
  millions)............................   $ 18.3        $ 20.3      $ 23.9       $ 17.1       $ 11.1      $  8.6
Ratio of Expenses to Average Net
  Assets*..............................     .84%(d)      1.67%(d)    1.59%        1.60%        1.52%       2.20%
Ratio of Net Investment Income to
  Average Net Assets*..................    3.50%(d)      2.76%(d)    3.08%(c)     3.34%        4.02%       3.90%
Portfolio Turnover.....................      26%**         60%         35%          75%         106%         85%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets............................     .94%(d)      1.77%(d)    1.79%        1.89%        1.98%         N/A
   Ratio of Net Investment Income to
     Average Net Assets................    3.40%(d)      2.66%(d)    2.88%(c)     3.05%        3.56%         N/A
**  Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 3%, charged on certain redemptions made within one year of purchase and declining to 0% after the fourth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(c) Certain non-recurring payments were made to Class B Shares, resulting in an increase to the Ratio of Net Investment Income to Average Net Assets and Total Return of .28%.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

N/A=Not Applicable.

See Notes to Financial Statements                                             21

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                        SIX MONTHS
                                          ENDED                         YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                          MARCH 31,       --------------------------------------------------------
                                           2005          2004        2003       2002 (b)       2001        2000
                                        ------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
 PERIOD................................   $10.70        $10.73      $10.82       $10.40       $10.12      $10.20
                                          ------        ------      ------       ------       ------      ------
 Net Investment Income.................      .15           .30         .30          .34          .42         .39
 Net Realized and Unrealized
   Gain/Loss...........................     (.10)          .04        (.02)         .42          .22        (.06)
                                          ------        ------      ------       ------       ------      ------
Total from Investment Operations.......      .05           .34         .28          .76          .64         .33
                                          ------        ------      ------       ------       ------      ------
Less:
 Distributions from Net Investment
   Income..............................      .14           .29         .32          .34          .35         .41
 Distributions from Net Realized
   Gain................................      .01           .08         .05          -0-          .01         -0-
                                          ------        ------      ------       ------       ------      ------
Total Distributions....................      .15           .37         .37          .34          .36         .41
                                          ------        ------      ------       ------       ------      ------
NET ASSET VALUE, END OF THE PERIOD.....   $10.60        $10.70      $10.73       $10.82       $10.40      $10.12
                                          ======        ======      ======       ======       ======      ======

Total Return* (a)......................    0.52%**(d)    3.17%(d)    2.69%(c)     7.52%        6.42%       3.36%
Net Assets at End of the Period (In
 millions).............................   $ 16.2        $ 18.1      $ 21.4       $ 13.2       $  8.6      $  6.4
Ratio of Expenses to Average Net
 Assets*...............................    1.54%(d)      1.66%(d)    1.59%        1.60%        1.52%       2.20%
Ratio of Net Investment Income to
 Average Net Assets*...................    2.80%(d)      2.77%(d)    2.84%(c)     3.33%        4.02%       3.90%
Portfolio Turnover.....................      26%**         60%         35%          75%         106%         85%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net
    Assets.............................    1.64%(d)      1.76%(d)    1.79%        1.89%        1.98%         N/A
  Ratio of Net Investment Income to
    Average Net Assets.................    2.70%(d)      2.67%(d)    2.64%(c)     3.04%        3.56%         N/A
** Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Ratio of Net Investment Income to Average Net Assets and Total Return of .06%.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

N/A=Not Applicable.

 22                                            See Notes to Financial Statements

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Intermediate Term Municipal Income Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund commenced investment operations on May 28, 1993 with two classes of common shares, Class A and Class B shares. The distribution of the Fund's Class C shares commenced on October 19, 1993. The Fund registered Class I Shares on December 30, 2004. There were no sales of Class I Shares for the period ended March 31, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At March 31, 2005, the Fund has $2,742,996 of when-issued and delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    At March 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $119,774,141
                                                              ============
Gross tax unrealized appreciation...........................  $  2,212,527
Gross tax unrealized depreciation...........................      (512,766)
                                                              ------------
Net tax unrealized appreciation on investments..............  $  1,699,761
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended September 30, 2004 was as follows:

Distributions paid from:
  Ordinary Income...........................................  $444,464
  Long Term Capital Gain....................................   437,594
                                                              --------
                                                              $882,058
                                                              ========

    As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $157,502

F. EXPENSE REDUCTIONS During the six months ended March 31, 2005, the Fund's custody fee was reduced by $1,288 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .50%
Over $500 million...........................................     .45%

    For the six months ended March 31, 2005, the Adviser waived $60,680 of its investment advisory fee. This represents an annualized rate of .10% of its average daily net assets. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the six months ended March 31, 2005, the Fund recognized expenses of approximately $7,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide services as legal counsel to the Fund.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended March 31, 2005, the Fund recognized expenses of approximately $23,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended March 31, 2005, the Fund recognized expenses of approximately $25,400, representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $106,200 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At March 31, 2005, capital aggregated $85,693,034, $17,221,547 and $15,696,351 for Classes A, B and C, respectively. For the six months ended March 31, 2005, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   1,918,549    $ 20,603,448
  Class B...................................................      79,030         854,656
  Class C...................................................      99,772       1,071,431
                                                              ----------    ------------
Total Sales.................................................   2,097,351    $ 22,529,535
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     111,216    $  1,191,829
  Class B...................................................      15,931         171,757
  Class C...................................................      14,077         150,629
                                                              ----------    ------------
Total Dividend Reinvestment.................................     141,224    $  1,514,215
                                                              ==========    ============
Repurchases:
  Class A...................................................  (1,014,447)   $(10,891,952)
  Class B...................................................    (279,101)     (3,010,916)
  Class C...................................................    (273,989)     (2,928,563)
                                                              ----------    ------------
Total Repurchases...........................................  (1,567,537)   $(16,831,431)
                                                              ==========    ============

    At September 30, 2004, capital aggregated $74,789,709, $19,206,050 and $17,402,854 for Classes A, B and C, respectively. For the year ended September 30, 2004, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   2,439,175    $ 26,096,448
  Class B...................................................     442,461       4,732,358
  Class C...................................................     433,331       4,635,781
                                                              ----------    ------------
Total Sales.................................................   3,314,967    $ 35,464,587
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     228,163    $  2,436,459
  Class B...................................................      42,299         453,007
  Class C...................................................      39,974         426,142
                                                              ----------    ------------
Total Dividend Reinvestment.................................     310,436    $  3,315,608
                                                              ==========    ============
Repurchases:
  Class A...................................................  (2,054,862)   $(21,954,065)
  Class B...................................................    (808,689)     (8,651,743)
  Class C...................................................    (781,197)     (8,279,513)
                                                              ----------    ------------
Total Repurchases...........................................  (3,644,748)   $(38,885,321)
                                                              ==========    ============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended March 31, 2005 and the year ended September 30, 2004, 82,098 and 36,615 Class B Shares converted to Class A Shares and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended March 31, 2005 and the year ended September 30, 2004, 61,678 and 0 Class C Shares converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class C Shares.

    Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and Class C Shares will be imposed on most redemptions made within four years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   3.00%              1.00%
Second......................................................   2.50%               None
Third.......................................................   2.00%               None
Fourth......................................................   1.00%               None
Fifth and Thereafter........................................    None               None

    Class B Shares purchased on or after June 1, 2005 are subject to the following CDSC schedule:

                                                              CONTINGENT DEFERRED
                                                                 SALES CHARGE
                                                                AS A PERCENTAGE
                                                               OF DOLLAR AMOUNT
                                                               SUBJECT TO CHARGE
YEAR SINCE PURCHASE                                           -------------------
First.......................................................         4.00%
Second......................................................         4.00%
Third.......................................................         3.00%
Fourth......................................................         2.50%
Fifth.......................................................         1.50%
Sixth and After.............................................         0.00%

    For the six months ended March 31, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $10,000 and CDSC on redeemed shares of approximately $21,100. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $37,046,404 and $30,158,479 respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Securities and typically closes the contract prior to delivery date. These contracts are generally used to manage the Fund's effective maturity and duration. Upon entering into futures contracts, the Fund maintains, an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated in the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended March 31, 2005, were as follows:

                                                              CONTRACTS
Outstanding at September 30, 2004...........................     157
Futures Opened..............................................     466
Futures Closed..............................................    (425)
                                                                ----
Outstanding at March 31, 2005...............................     198
                                                                ====

    The futures contracts outstanding as of March 31, 2005, and the description and unrealized appreciation/depreciation were as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
  U.S. Treasury Notes 2-Year Futures June 2005 (Current
    Notional Value of $206,891 per contract)................      64         $ 41,744
  U.S. Treasury Notes 5-Year Futures June 2005 (Current
    Notional Value of $107,094 per contract)................     134          104,151
                                                                 ---         --------
                                                                 198         $145,895
                                                                 ===         ========

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. At March 31, 2005, there were no distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") for Class B and Class C shares, respectively. Any unreimbursed receivable may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in these fees for the ended, are payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $16,400.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and later trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN* - President and Chief Executive Officer
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
Executive Vice President and
Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 30

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 138, 338, 538
INF SAR 5/05 RN05-01079P-Y03/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen New York Tax Free Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/05

                               A SHARES                B SHARES                C SHARES
                               7/29/94                 7/29/94                 7/29/94
---------------------------------------------------------------------------------------------
                                       W/MAX                   W/MAX                   W/MAX
                                       4.75%                   4.00%                   1.00%
AVERAGE ANNUAL           W/O SALES     SALES     W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            6.41%       5.93%       5.90%       5.90%       5.69%       5.69%

10-year                    6.38        5.87        5.83        5.83        5.61        5.61

5-year                     6.82        5.79        6.03        5.79        6.05        6.05

1-year                     2.74       -2.16        1.98       -1.98        2.04        1.05

6-months                   0.67       -4.12        0.30       -3.65        0.36       -0.63
---------------------------------------------------------------------------------------------

30-Day SEC Subsidized
Yield                           3.16%                   2.57%                   2.57%
---------------------------------------------------------------------------------------------

30-Day SEC Yield                2.92%                   2.32%                   2.32%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect its conversion into Class A shares seven years after purchase. The since inception returns for Class C shares reflects the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. The subsidized SEC yields reflect some or all of the expenses that the adviser had voluntarily waived. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 6-MONTH PERIOD ENDED MARCH 31, 2005

Van Kampen New York Tax Free Income Fund is managed by the Adviser's Municipal Fixed Income team.(1) Members of the team include Dennis S. Pietrzak and John R. Reynoldson, Executive Directors of the Adviser; and Timothy D. Haney, Vice President of the Adviser.

MARKET CONDITIONS

The six-month period ended March 31, 2005, was characterized by continued short-term interest rate increases, and the specter of rising inflation resulting from record-high crude oil prices. The Federal Open Market Committee (the "Fed") raised the federal funds target rate 100 basis points during the period through a series of four, "measured" 0.25 percent tightenings to 2.75 percent by the end of March. Although rates in the short and intermediate areas of the yield curve shifted upward as the Fed tightened, long-term interest rates fell as buyers did not seem deterred by the prospect of rising inflation. As a result, the yield curve (the difference between short and longer-term yields) flattened and the long end of the municipal market handily outperformed the shorter end.

The municipal market posted positive overall returns during the period, though it was not uniformly strong. In contrast to the strong showing by longer-term bonds, shorter-term municipals were hampered by the Fed's tightening and turned in a slightly negative showing. Within the investment-grade segment of the market, yield differentials between BBB-rated municipals and AAA-rated securities were flat to slightly wider, though BBB-rated securities still outperformed high grades due to their higher coupons, while securities rated below investment grade strongly outperformed as investors sought out their higher yields.

The Fed's interest rate hikes did not dampen investors' appetites for municipal bonds, as net inflows into municipal bond funds topped $700 million during the period. The supply of new issues was modest during the closing months of 2004 (the first half of the period) before soaring in the opening months of 2005 as long-term issuers rushed to bring securities to market in anticipation of additional interest rate increases in the near term.

New York continued to be one of the most active markets in the nation for new issuance during the period, although economic conditions were not uniformly strong. New York's economy continued to improve, and its credit rating was upgraded thanks to a guardedly optimistic outlook for New York City's fiscal health. The city continued to issue Liberty bonds to fund reconstruction efforts at the site of the World Trade Center. By contrast, the northern part of the state continued to struggle economically.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The fund returned 0.67 percent for the six months ended March 31, 2005 (Class A shares, unadjusted for sales charge). In comparison, the fund's benchmark index, the Lehman Brothers Municipal Bond Index, returned 1.21 percent for the period.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2005

----------------------------------------------------------------
                                        LEHMAN BROTHERS
       CLASS A   CLASS B   CLASS C   MUNICIPAL BOND INDEX

        0.67%     0.30%     0.36%            1.21%
----------------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

One of our key strategies in managing the fund was to position it for rising interest rates. This approach was largely the result of our analysis of interest rates, which remained relatively low by historical standards even after rising from their multi-decade lows earlier. We effected this positioning in two ways. First, we kept the fund's duration (a measure of interest-rate sensitivity) below that of its benchmark. Second, to limit the fund's exposure to areas of the market that would be most likely susceptible to rising rates, we also trimmed the fund's shorter-maturity bonds. We reinvested the proceeds from those sales into bonds with premium coupons and maturities between 25 and 30 years. In addition to offering relatively attractive income streams, these securities positioned the fund to benefit from any future flattening of the yield curve.

We kept the fund's exposure well diversified across the major sectors of the New York municipal market. Much of our relative-value trading activity was focused on selling issues that had been pre-refunded and purchasing more attractive securities in sectors such as water and sewer and public education. The fund remained focused on investment-grade securities, with more than 97 percent of the portfolio rated BBB or higher at the end of the period.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

TOP 5 SECTORS AS OF 3/31/05                 RATINGS ALLOCATIONS AS OF 3/31/05
General Purpose               21.7%         AAA/Aaa                         51.1%
Higher Education              20.0          AA/Aa                           27.5
Public Education               9.6          A/A                             14.4
Water & Sewer                  8.4          BBB/Baa                          4.0
Health Care                    8.2          NR                               3.0

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of total investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/04 - 03/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, and $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                BEGINNING         ENDING         EXPENSES PAID
                                              ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                              --------------------------------------------------
                                                 10/1/04          3/31/05       10/01/04-3/31/05
Class A
  Actual....................................    $1,000.00        $1,006.69           $3.65
  Hypothetical..............................     1,000.00         1,021.33            3.68
  (5% annual return before expenses)
Class B
  Actual....................................     1,000.00         1,003.00            7.39
  Hypothetical..............................     1,000.00         1,017.53            7.44
  (5% annual return before expenses)
Class C
  Actual....................................     1,000.00         1,003.60            7.04
  Hypothetical..............................     1,000.00         1,017.93            7.09
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.73%, 1.48%, and 1.41% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). These ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  97.2%
          NEW YORK  96.2%
$1,290    Albany Cnty, NY Indl Dev Agy Indl Dev Rev
          Albany College of Pharmacy Ser A............        5.625%  12/01/34   $  1,341,974
   330    Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van
          Allen Proj Ser A............................        6.875   06/01/39        309,853
 1,250    Erie Cnty, NY Indl Dev Agy Sch Fac Rev City
          of Buffalo Proj (FSA Insd)..................        5.750   05/01/21      1,388,612
 1,250    Erie Cnty, NY Indl Dev Agy Sch Fac Rev City
          of Buffalo Proj (FSA Insd)..................        5.750   05/01/22      1,388,612
 1,250    Hempstead Town, NY Indl Dev Adelphi Univ
          Civic Fac...................................        5.750   06/01/22      1,363,512
   500    Islip, NY Cmnty Dev Agy Cmnty Dev Rev NY
          Institute of Technology Rfdg (Prerefunded @
          03/01/06)...................................        7.500   03/01/26        531,670
 1,290    Islip, NY Res Recovery Agy Res 1985 Fac Ser
          E (AMT) (FSA Insd)..........................        5.750   07/01/22      1,416,794
 1,250    Long Island Pwr Auth NY Elec Sys Rev Gen Ser
          A (AMBAC Insd)..............................        5.500   12/01/09      1,365,325
 2,000    Long Island Pwr Auth NY Elec Sys Rev Gen Ser
          C...........................................        5.500   09/01/19      2,158,380
 1,000    Metropolitan Trans Auth NY Rev Ser A Rfdg
          (AMBAC Insd)................................        5.500   11/15/19      1,104,920
 1,000    Metropolitan Trans Auth NY Svc Contract Ser
          A Rfdg......................................        5.125   01/01/29      1,029,810
 1,000    Monroe Cnty, NY Indl Dev Agy Nazareth
          College Rochester Proj (MBIA Insd)..........        5.250   10/01/21      1,062,660
 1,155    Monroe Cnty, NY Indl Dev Agy Saint John
          Fisher College Proj (Radian Insd) (c).......        5.375   06/01/09      1,239,061
 1,320    Montgomery Cnty, NY Indl Dev Agy Lease HFM
          Boces Ser A (XLCA Insd).....................        5.000   07/01/34      1,353,317
   295    Nassau Cnty, NY Interim Fin Auth Sales Tax
          Secd Ser A1 (AMBAC Insd)....................        5.375   11/15/16        322,777
   750    Nassau Cnty, NY Swr & Storm Wtr Fin Auth Sys
          Rev Ser B (MBIA Insd).......................        5.000   10/01/19        793,890
   470    Nassau Cnty, NY Swr & Storm Wtr Fin Auth Sys
          Rev Ser B (MBIA Insd).......................        5.000   10/01/23        491,517
 2,425    New York City Fiscal 2003 Ser I.............        5.750   03/01/15      2,683,578
 1,500    New York City Hlth & Hosp Corp Rev Hlth Sys
          Ser A (FSA Insd)............................        5.500   02/15/18      1,637,250
 1,000    New York City Hlth & Hosp Corp Rev Hlth Sys
          Ser A (FSA Insd)............................        5.500   02/15/19      1,091,500
 1,000    New York City Hsg Dev Corp Ser A (AMT)......        5.500   11/01/34      1,019,020
   475    New York City Indl Dev Agy Civic Fac Rev
          Cmnty Res Developmentally Disabled..........        7.500   08/01/26        483,688
   500    New York City Indl Dev Agy Civic Fac Rev
          College of New Rochelle Proj................        5.750   09/01/17        524,120

 8                                             See Notes to Financial Statements

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$  500    New York City Indl Dev Agy Civic Fac Rev
          YMCA Greater NY Proj........................        6.000%  08/01/07   $    532,000
 1,015    New York City Indl Dev Agy Fac Rev Royal
          Charter-NY Presbyterian (FSA Insd)..........        5.250   12/15/11      1,113,871
 1,405    New York City Indl Dev Agy Fac Rev Royal
          Charter-NY Presbyterian (FSA Insd)..........        5.375   12/15/16      1,546,273
   500    New York City Indl Dev Agy Rev Liberty 7
          World Trade Ctr Proj Ser A..................        6.250   03/01/15        507,100
   500    New York City Indl Dev Agy Rev Liberty 7
          World Trade Ctr Proj Ser A..................        6.500   03/01/35        510,835
 1,440    New York City Indl Dev Agy Spl Fac Rev
          Terminal One Group Assn Proj (AMT)..........        6.100   01/01/09      1,454,083
   500    New York City Muni Wtr Fin Ser B............        6.000   06/15/33        565,045
   825    New York City Muni Wtr Fin Ser B
          (Prerefunded @ 06/15/10)....................        6.000   06/15/33        938,165
 2,500    New York City Ser A.........................        5.500   08/01/20      2,687,250
 1,000    New York City Ser A Rfdg....................        5.250   03/15/14      1,082,490
 1,000    New York City Ser A Rfdg....................        5.250   03/15/15      1,079,780
 1,000    New York City Ser B (MBIA Insd).............        5.875   08/01/15      1,117,970
 2,390    New York City Ser G.........................        5.000   12/01/28      2,447,838
 1,000    New York City Transitional Fin Auth Rev
          Future Tax Secd Ser A Rfdg (a).............. 5.500/14.000   11/01/26      1,095,900
 1,500    New York City Transitional Fin Auth Rev
          Future Tax Secd Ser C (AMBAC Insd)..........        5.250   08/01/21      1,609,395
 1,000    New York City Transitional Fin Auth Rev
          Future Tax Secd Ser D (MBIA Insd)...........        5.250   02/01/19      1,075,770
 1,540    New York City Transitional Future Tax Secd
          Ser B.......................................        5.500   02/01/15      1,685,653
 2,000    New York St Dorm Auth Lease Rev Court Fac
          Ser A.......................................        5.500   05/15/20      2,149,480
   510    New York St Dorm Auth Lease Rev Insd St
          Judicial Inst At Pace (AMBAC Insd)..........        5.500   07/01/09        555,074
 1,060    New York St Dorm Auth Lease Rev Master Boces
          Pgm (FSA Insd)..............................        5.250   08/15/22      1,138,058
 1,500    New York St Dorm Auth Lease Rev Muni Hlth
          Fac Impt Pgm Ser 1 (FSA Insd)...............        5.500   01/15/14      1,640,655
 1,000    New York St Dorm Auth Lease Rev St Univ Dorm
          Fac (Prerefunded @ 07/01/12)................        5.375   07/01/16      1,074,330
 1,000    New York St Dorm Auth Rev City Univ Cons
          Third Ser 1 (FGIC Insd).....................        5.250   07/01/25      1,051,780
 1,230    New York St Dorm Auth Rev City Univ Ser D
          Rfdg (FSA Insd).............................        5.750   07/01/12      1,370,687
   750    New York St Dorm Auth Rev City Univ Sys Cons
          Ser A.......................................        5.625   07/01/16        843,915
 1,000    New York St Dorm Auth Rev City Univ Sys Cons
          Ser B.......................................        6.000   07/01/14      1,127,560

See Notes to Financial Statements                                              9

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$1,890    New York St Dorm Auth Rev Dept Ed...........        5.250%  07/01/21   $  2,002,757
 1,000    New York St Dorm Auth Rev Insd Brooklyn Law
          Sch Ser B (XLCA Insd).......................        5.375   07/01/23      1,086,010
 1,000    New York St Dorm Auth Rev Insd NY Univ Ser 2
          (AMBAC Insd)................................        5.000   07/01/41      1,017,370
 1,055    New York St Dorm Auth Rev Insd NY St Rehab
          Assn Ser A (AMBAC Insd).....................        5.500   07/01/13      1,165,575
 1,040    New York St Dorm Auth Rev Insd NY St Rehab
          Assn Ser A (AMBAC Insd).....................        5.500   07/01/15      1,138,353
 1,500    New York St Dorm Auth Rev Mem Sloan-
          Kettering Ctr Ser 1 (MBIA Insd).............        5.000   07/01/20      1,571,115
   415    New York St Dorm Auth Rev Mental Hlth Svcs
          Ser B (MBIA Insd)...........................        5.250   08/15/31        433,808
   190    New York St Dorm Auth Rev Mental Hlth Svcs
          Ser B (Prerefunded @ 08/15/11) (MBIA
          Insd).......................................        5.250   08/15/31        207,984
 1,200    New York St Dorm Auth Rev Miriam Osborn Mem
          Home Ser B (ACA Insd).......................        6.375   07/01/29      1,309,200
   750    New York St Dorm Auth Rev Nursing Home
          Menorah Campus (FHA Gtd)....................        5.950   02/01/17        787,388
 1,000    New York St Dorm Auth Rev Sch Dist Fin Pgm
          Ser C (MBIA Insd)...........................        5.250   10/01/16      1,086,720
 1,000    New York St Dorm Auth Rev Sch Dist Fin Pgm
          Ser D (MBIA Insd)...........................        5.500   10/01/17      1,104,890
 1,000    New York St Dorm Auth Rev Sch Dist Fin Pgm
          Ser I (MBIA Insd)...........................        5.750   10/01/18      1,123,100
 1,000    New York St Dorm Auth Rev Secd Hosp North
          Gen Hosp Rfdg (MBIA Insd)...................        5.750   02/15/17      1,106,110
 1,000    New York St Dorm Auth Rev Secd Hosp North
          Gen Hosp Rfdg...............................        5.750   02/15/18      1,094,170
 1,000    New York St Dorm Auth Rev Second Hosp
          Interfaith Med Cent Ser D (FSA Insd)........        5.750   02/15/08      1,069,260
 1,000    New York St Dorm Auth Rev St Univ Ed Fac
          1989 Res (MBIA Insd)........................        6.000   05/15/15      1,124,380
 1,140    New York St Dorm Auth Rev St Univ Ed Fac Ser
          A (FSA Insd)................................        5.875   05/15/17      1,322,833
 1,000    New York St Dorm Auth Rev St Univ Ed Fac Ser
          A...........................................        5.250   05/15/21      1,091,180
 1,665    New York St Dorm Auth Rev St Univ Ed Fac Ser
          B (FSA Insd)................................        5.250   05/15/13      1,834,114
   500    New York St Energy Resh & Dev Auth Gas Fac
          Rev Brooklyn Union Gas Ser B (Inverse Fltg)
          (AMT) (b)...................................       11.592   07/01/26        563,555
 2,500    New York St Environ Fac Corp St Clean Wtr &
          Drinking Revolving Fds......................        5.000   06/15/21      2,637,275
 1,890    New York St Environ Fac Corp St Clean Wtr &
          Drinking Revolving Fds Ser B................        5.000   12/15/21      1,981,967

 10                                            See Notes to Financial Statements

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$1,000    New York St Environ Fac Corp St Clean Wtr &
          Drinking Revolving Fds Pooled Fin Pgm I.....        5.250%  09/15/19   $  1,085,180
 1,250    New York St Hsg Fin Agy St Econ Dev Hsg Ser
          A (FGIC Insd)...............................        5.000   09/15/34      1,286,325
 1,000    New York St Hsg Fin Agy St Personal Income
          Tax Rev Econ Dev & Hsg Ser A................        5.250   09/15/19      1,068,820
 2,280    New York St Loc Govt Assist Corp Ser E
          Rfdg........................................        6.000   04/01/14      2,622,752
 1,000    New York St Mtg Agy Rev Homeowner Mtg Ser 71
          (AMT).......................................        5.400   04/01/29      1,017,590
   870    New York St Mtg Agy Rev Homeowner Mtg Ser 82
          (AMT).......................................        5.650   04/01/30        895,883
   995    New York St Mtg Agy Rev Ser 101 (AMT).......        5.400   04/01/32      1,013,925
 1,885    New York St Ser C Rfdg......................        5.000   04/15/19      1,981,041
   460    New York St Twy Auth Svc Contract Rev Loc
          Hwy & Brdg..................................        5.500   04/01/16        505,448
   500    New York St Urban Dev Corp Rev Correctional
          Fac Ser A Rfdg..............................        5.500   01/01/14        544,210
   275    Oneida Cnty, NY Indl Dev Agy Civic Fac Saint
          Elizabeth Med Ser A.........................        5.875   12/01/29        252,098
   200    Port Auth NY & NJ Spl Oblig (AMT)...........        7.000   10/01/07        210,828
 1,000    Rensselaer Cnty, NY Indl Dev Agy Indl Dev
          Rev Franciscan Heights LP Proj Ser A (AMT)
          (LOC: JP Morgan Chase)......................        5.375   12/01/36      1,036,390
 1,000    Rockland Cnty, NY Solid Waste Ser B (AMT)
          (AMBAC Insd)................................        5.000   12/15/23      1,027,280
 1,000    Rondout Vly Cent Sch Dist NY Accord Ser A
          Rfdg (FGIC Insd)............................        5.000   03/01/19      1,052,770
 1,320    Sodus, NY Cent Sch Dist Rfdg (FGIC Insd)....        5.125   06/15/18      1,411,661
   825    Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev
          Family Svc League Suffolk Cnty (LOC: Fleet
          National)...................................        5.000   11/01/34        841,657
   100    Syracuse, NY Hsg Auth Rev Sub Proj Loretto
          Rest Ser B..................................        7.500   08/01/10        100,546
   250    Syracuse, NY Indl Dev Agy Rev First Mtg
          Jewish Home Ser A...........................        7.375   03/01/21        263,953
 2,000    Tobacco Settlement Fin Corp NY Ser C-1......        5.500   06/01/22      2,155,840
 2,000    Triborough Brdg & Tunl Auth NY Gen Purp Ser
          A...........................................        5.250   01/01/18      2,153,220
 1,000    Triborough Brdg & Tunl Auth NY Gen Purp Ser
          A...........................................        5.000   01/01/32      1,020,880
 1,000    Ulster Cnty, NY Res Recovery Agy Solid Waste
          Sys Rev Rfdg (AMBAC Insd)...................        5.250   03/01/18      1,066,940
 1,000    Upper Mohawk Vly Regl Wtr Fin Auth NY Wtr
          Sys Rev (AMBAC Insd)........................        5.750   04/01/20      1,101,320

See Notes to Financial Statements                                             11

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$  310    Utica, NY Indl Dev Agy Civic Fac Rev Utica
          College Proj Ser A..........................        5.750%  08/01/28   $    305,663
   500    Westchester Cnty, NY Indl Dev Agy Mtg Kendal
          on Hudson Proj Ser A........................        6.375   01/01/24        508,425
 1,000    Yonkers, NY Indl Dev Agy Civic Fac Rev Cmnty
          Dev Ppty Yonkers Inc Ser A..................        6.625   02/01/26      1,074,200
                                                                                 ------------
                                                                                  113,566,756
                                                                                 ------------
          U.S. VIRGIN ISLANDS  1.0%
 1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt
          Taxes Ln Nt Ser A...........................        6.375   10/01/19      1,129,810
                                                                                 ------------

TOTAL LONG-TERM INVESTMENTS  97.2%
  (Cost $110,252,901).........................................................    114,696,566

SHORT-TERM INVESTMENT  1.5%
  (Cost $1,800,000)...........................................................      1,800,000
                                                                                 ------------

TOTAL INVESTMENTS  98.7%
  (Cost $112,052,901).........................................................    116,496,566
OTHER ASSETS IN EXCESS OF LIABILITIES  1.3%...................................      1,526,620
                                                                                 ------------

NET ASSETS  100.0%............................................................   $118,023,186
                                                                                 ============

Percentages are calculated as a percentage of net assets.

(a) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(b) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/ depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(c) All or a portion of these securities have been physically segregated in connection with open futures contracts.

 12                                            See Notes to Financial Statements

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED) continued

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

See Notes to Financial Statements                                             13

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $112,052,901).......................  $116,496,566
Cash........................................................       156,639
Receivables:
  Interest..................................................     1,591,217
  Fund Shares Sold..........................................       153,672
  Investments Sold..........................................        40,000
Other.......................................................        74,572
                                                              ------------
    Total Assets............................................   118,512,666
                                                              ------------
LIABILITIES:
Payables:
  Distributor and Affiliates................................       101,971
  Income Distributions......................................        99,866
  Variation Margin on Futures...............................        47,125
  Fund Shares Repurchased...................................        38,436
  Investment Advisory Fee...................................        22,222
Trustees' Deferred Compensation and Retirement Plans........       115,351
Accrued Expenses............................................        64,509
                                                              ------------
    Total Liabilities.......................................       489,480
                                                              ------------
NET ASSETS..................................................  $118,023,186
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $112,753,906
Net Unrealized Appreciation.................................     4,520,763
Accumulated Net Realized Gain...............................       432,387
Accumulated Undistributed Net Investment Income.............       316,130
                                                              ------------
NET ASSETS..................................................  $118,023,186
                                                              ============
MAXIMUM OFFERING PRICE PER COMMON SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $63,829,427 and 3,891,457 shares of
    beneficial interest issued and outstanding).............        $16.40
    Maximum sales charge (4.75%* of offering price).........           .82
                                                              ------------
    Maximum offering price to public........................        $17.22
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $36,259,549 and 2,213,784 shares of
    beneficial interest issued and outstanding).............        $16.38
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $17,934,210 and 1,093,789 shares of
    beneficial interest issued and outstanding).............        $16.40
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

 14                                            See Notes to Financial Statements

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended March 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 2,762,014
                                                              -----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $78,533, $189,745 and $83,600,
  respectively).............................................      351,878
Investment Advisory Fee.....................................      292,226
Shareholder Services........................................       34,082
Legal.......................................................       16,985
Trustees' Fees and Related Expenses.........................       11,291
Custody.....................................................        5,796
Other.......................................................       72,853
                                                              -----------
    Total Expenses..........................................      785,111
    Investment Advisory Fee Reduction.......................      148,518
    Less Credits Earned on Cash Balances....................          881
                                                              -----------
    Net Expenses............................................      635,712
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 2,126,302
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   592,171
  Futures...................................................      (38,832)
                                                              -----------
Net Realized Gain...........................................      553,339
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    6,592,748
                                                              -----------
  End of the Period:
    Investments.............................................    4,443,665
    Futures.................................................       77,098
                                                              -----------
                                                                4,520,763
                                                              -----------
Net Unrealized Depreciation During the Period...............   (2,071,985)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(1,518,646)
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $   607,656
                                                              ===========

See Notes to Financial Statements                                             15

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED       YEAR ENDED
                                                          MARCH 31, 2005    SEPTEMBER 30, 2004
                                                         -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................    $  2,126,302        $  4,310,048
Net Realized Gain/Loss.................................         553,339             (66,314)
Net Unrealized Appreciation/Depreciation During the
  Period...............................................      (2,071,985)          1,112,866
                                                           ------------        ------------
Change in Net Assets from Operations...................         607,656           5,356,600
                                                           ------------        ------------

Distributions from Net Investment Income:
  Class A Shares.......................................      (1,185,086)         (2,401,423)
  Class B Shares.......................................        (575,740)         (1,205,741)
  Class C Shares.......................................        (272,635)           (545,278)
                                                           ------------        ------------
Total Distributions....................................      (2,033,461)         (4,152,442)
                                                           ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....      (1,425,805)          1,204,158
                                                           ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................      10,866,375          17,546,428
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................       1,432,389           2,852,349
Cost of Shares Repurchased.............................     (11,078,084)        (25,202,533)
                                                           ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....       1,220,680          (4,803,756)
                                                           ------------        ------------
TOTAL DECREASE IN NET ASSETS...........................        (205,125)         (3,599,598)
NET ASSETS:
Beginning of the Period................................     118,228,311         121,827,909
                                                           ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $316,130 and $223,289,
  respectively)........................................    $118,023,186        $118,228,311
                                                           ============        ============

 16                                            See Notes to Financial Statements

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                   YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                     MARCH 31,     ------------------------------------------------
                                      2005        2004      2003     2002 (a)     2001      2000
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $16.60      $16.40    $16.49     $15.76     $14.91    $14.94
                                     ------      ------    ------     ------     ------    ------
  Net Investment Income...........      .32         .65       .69        .74        .73       .77
  Net Realized and Unrealized
    Gain/Loss.....................     (.21)        .17      (.10)       .73        .88      (.07)
                                     ------      ------    ------     ------     ------    ------
Total from Investment
  Operations......................      .11         .82       .59       1.47       1.61       .70
Less Distributions from Net
  Investment Income...............      .31         .62       .68        .74        .76       .73
                                     ------      ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $16.40      $16.60    $16.40     $16.49     $15.76    $14.91
                                     ======      ======    ======     ======     ======    ======

Total Return* (b).................    0.67%**     5.13%     3.69%      9.63%     10.97%     4.91%
Net Assets at End of the Period
  (In millions)...................   $ 63.8      $ 62.2    $ 63.6     $ 47.5     $ 43.5    $ 29.0
Ratio of Expenses to Average Net
  Assets*.........................     .73%        .76%      .55%       .38%       .53%      .61%
Ratio of Net Investment Income to
  Average Net Assets*.............    3.92%       3.94%     4.19%      4.68%      4.74%     5.26%
Portfolio Turnover................      10%**       15%       27%        43%        30%       58%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets...................     .98%       1.09%     1.06%      1.07%      1.13%     1.32%
   Ratio of Net Investment Income
     to Average Net Assets........    3.67%       3.60%     3.68%      3.99%      4.14%     4.56%

**  Non-Annualized

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns do include Rule 12b-1 fees of up to .25% and do not reflect the deduction of taxes that a share holder would pay on Fund distributions or the redemptions of Fund shares.

See Notes to Financial Statements                                             17

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                   YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                     MARCH 31,     ------------------------------------------------
                                      2005        2004      2003     2002 (a)     2001      2000
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $16.58      $16.38    $16.47     $15.74     $14.90    $14.92
                                     ------      ------    ------     ------     ------    ------
  Net Investment Income...........      .26         .52       .56        .62        .62       .66
  Net Realized and Unrealized
    Gain/Loss.....................     (.21)        .18      (.09)       .73        .86      (.06)
                                     ------      ------    ------     ------     ------    ------
Total from Investment
  Operations......................      .05         .70       .47       1.35       1.48       .60
Less Distributions from Net
  Investment Income...............      .25         .50       .56        .62        .64       .62
                                     ------      ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $16.38      $16.58    $16.38     $16.47     $15.74    $14.90
                                     ======      ======    ======     ======     ======    ======

Total Return* (b).................    0.30%**     4.36%     2.93%      8.83%     10.09%     4.17%
Net Assets at End of the Period
  (In millions)...................   $ 36.3      $ 38.6    $ 40.5     $ 40.5     $ 35.0    $ 28.8
Ratio of Expenses to Average Net
  Assets*.........................    1.48%       1.51%     1.29%      1.13%      1.28%     1.36%
Ratio of Net Investment Income to
  Average Net Assets*.............    3.17%       3.19%     3.45%      3.92%      3.99%     4.51%
Portfolio Turnover................      10%**       15%       27%        43%        30%       58%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets...................    1.73%       1.84%     1.80%      1.82%      1.88%     2.07%
   Ratio of Net Investment Income
     to Average Net Assets........    2.92%       2.85%     2.94%      3.24%      3.39%     3.81%

**  Non-Annualized

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include Rule 12b-1 fees of up to 1% and do not reflect the reduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 18                                            See Notes to Financial Statements

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                   YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                     MARCH 31,     ------------------------------------------------
                                      2005        2004      2003     2002 (a)     2001      2000
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $16.59      $16.39    $16.48     $15.75     $14.91    $14.92
                                     ------      ------    ------     ------     ------    ------
  Net Investment Income...........      .27         .52       .56        .62        .60       .68
  Net Realized and Unrealized
    Gain/Loss.....................     (.21)        .18      (.09)       .73        .88      (.07)
                                     ------      ------    ------     ------     ------    ------
Total from Investment
  Operations......................      .06         .70       .47       1.35       1.48       .61
Less Distributions from Net
  Investment Income...............      .25         .50       .56        .62        .64       .62
                                     ------      ------    ------     ------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $16.40      $16.59    $16.39     $16.48     $15.75    $14.91
                                     ======      ======    ======     ======     ======    ======

Total Return* (b).................    0.36%**(d)  4.36%     2.92%(c)   8.83%     10.09%     4.24%
Net Assets at End of the Period
  (In millions)...................   $ 17.9      $ 17.5    $ 17.7     $ 12.0     $  7.3    $  4.6
Ratio of Expenses to Average Net
  Assets*.........................    1.41%(d)    1.51%     1.30%      1.13%      1.30%     1.36%
Ratio of Net Investment Income to
  Average Net Assets*.............    3.24%(d)    3.19%     3.45%(c)   3.92%      3.97%     4.52%
Portfolio Turnover................      10%**       15%       27%        43%        30%       58%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets...................    1.66%(d)    1.84%     1.81%      1.82%      1.90%     2.07%
   Ratio of Net Investment Income
     to Average Net Assets........    2.99%(d)    2.85%     2.94%(c)   3.23%      3.37%     3.81%

**  Non-Annualized

(a) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on fixed income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets by .01%. Per share, ratios and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum contingent deferred sales charge of 1% charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns do include Rule 12b-1 fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average net Assets of .03%.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Footnote 6).

See Notes to Financial Statements                                             19

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen New York Tax Free Income Fund (the "Fund") is organized as a series of the Van Kampen Tax Free Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide investors with a high level of current income exempt from federal, New York State and New York City income taxes, consistent with preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its total assets in a portfolio of New York municipal securities that are rated investment grade at the time of purchase. The Fund commenced investment operations on July 29, 1994, with three classes of common shares, Class A, Class B and Class C. The Fund registered Class I Shares on December 30, 2004. There were no sales of Class I Shares for the period ended March 31, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Future contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payments is made. At March 31, 2005, the Fund had no when-issued and delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At September 30, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $78,198 which will expire on September 30, 2009.

    At March 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $112,091,147
                                                              ============
Gross tax unrealized appreciation...........................  $  4,515,572
Gross tax unrealized depreciation...........................      (110,153)
                                                              ------------
Net tax unrealized appreciation on investments..............  $  4,405,419
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended September 30, 2004 was as follows:

                                                               2004
Distributions paid from:
  Ordinary Income...........................................  $11,294
  Long-term capital gain....................................      -0-
                                                              -------
                                                              $11,294
                                                              =======

    As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $271

    Net realized gains and losses may differ for financial reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended March 31, 2005, the Fund's custody fee was reduced by $881 as a result of credit earned on cash balances.

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................    0.60%
Over $500 million...........................................    0.50%

    For the six months ended March 31, 2005, the Adviser voluntarily waived $148,518 of its investment advisory fees. This represents .25% of its average net assets for the period. This waiver is voluntary and can be discontinued at any time.

    For the six months ended March 31, 2005, the Fund recognized expenses of approximately $5,600, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as counsel to the Fund.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended March 31, 2005, the Fund recognized expenses of approximately $20,300 representing Van Kampen Investments or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended March 31, 2005, the Fund recognized expenses of approximately $25,500 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $59,643 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2005. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At March 31, 2005, capital aggregated $61,791,868, $33,507,576 and $17,454,462 for Classes A, B and C, respectively. For the six months ended March 31, 2005, transactions were as follows:

                                                               SHARES        VALUE
Sales:
  Class A...................................................   473,657    $  7,875,189
  Class B...................................................    63,168       1,043,848
  Class C...................................................   117,451       1,947,338
                                                              --------    ------------
Total Sales.................................................   654,276    $ 10,866,375
                                                              ========    ============
Dividend Reinvestment:
  Class A...................................................    50,516    $    837,314
  Class B...................................................    23,918         395,957
  Class C...................................................    12,014         199,118
                                                              --------    ------------
Total Dividend Reinvestment.................................    86,448    $  1,432,389
                                                              ========    ============
Repurchases:
  Class A...................................................  (380,373)   $ (6,300,339)
  Class B...................................................  (199,384)     (3,301,807)
  Class C...................................................   (88,775)     (1,475,938)
                                                              --------    ------------
Total Repurchases...........................................  (668,532)   $(11,078,084)
                                                              ========    ============

    At September 30, 2004, capital aggregated $59,379,704, $35,369,578 and $16,783,944 for Classes A, B and C, respectively. For the year ended September 30, 2004, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................     776,337    $ 12,757,760
  Class B...................................................     132,445       2,181,681
  Class C...................................................     158,253       2,606,987
                                                              ----------    ------------
Total Sales.................................................   1,067,035    $ 17,546,428
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................      99,436    $  1,632,645
  Class B...................................................      50,889         834,539
  Class C...................................................      23,478         385,165
                                                              ----------    ------------
Total Dividend Reinvestment.................................     173,803    $  2,852,349
                                                              ==========    ============
Repurchases:
  Class A...................................................  (1,007,240)   $(16,370,851)
  Class B...................................................    (330,464)     (5,404,452)
  Class C...................................................    (210,103)     (3,427,230)
                                                              ----------    ------------
Total Repurchases...........................................  (1,547,807)   $(25,202,533)
                                                              ==========    ============

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

    Class B Shares purchased on or after June 1, 1996 and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares seven years after the end of the calendar month in which the shares were purchased. For the six months ended March 31, 2005 and the year ended September 30, 2004, 43,990 and 15,022 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares are purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended March 31, 2005 and the year ended September 30, 2004, 27,326 and 0 Class C Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class C Shares. Class B and Class C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge
(CDSC). The CDSC for Class B and Class C Shares will be imposed on most redemptions made within six years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   3.75%               None
Third.......................................................   3.50%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth.......................................................   1.00%               None
Seventh and Thereafter......................................    None               None

    For the six months ended March 31, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $17,200 and CDSC on redeemed shares of approximately $43,200. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $12,175,070 and $11,583,337, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/ depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Bonds and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Fund's effective maturity and duration. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated in the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the values of the contract (variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended March 31, 2005, are as follows:

                                                              CONTRACTS
Outstanding at September 30, 2004...........................      -0-
Futures Opened..............................................      220
Futures Closed..............................................     (104)
                                                                -----
Outstanding at March 31, 2005...............................      116
                                                                =====

    The futures contracts outstanding as of March 31, 2005, and the descriptions and unrealized appreciation are as follows:

SHORT                                                                      UNREALIZED
CONTRACTS:                                                    CONTRACTS   APPRECIATION
U.S. Treasury Notes 5-Year Futures June 2005 (Current
  Notional Value of $107,094 per contract)..................     116        $77,098
                                                                 ===        =======

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $446,400 and $2,700 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended March 31, 2005, are payments retained by Van Kampen of approximately $162,900 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $24,300.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 (UNAUDITED) continued

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN* - President and Chief Executive Officer
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
Executive Vice President and
Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEPHANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRET
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS, INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 235, 325, 425
NYTF SAR 5/05 RN05-01061P-Y03/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Tax Free Trust

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

By:  /s/ James W. Garrett
     --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 19, 2005